UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06093

Name of Registrant:	Vanguard Institutional Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 – December 31, 2017

Item 1: Reports to Shareholders

Annual Report | December 31, 2017

Vanguard Institutional Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	2
Results of Proxy Voting.	6
Fund Profile.	8
Performance Summary.	10
Financial Statements.	12
About Your Fund’s Expenses.	32
Glossary.	34

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• U.S. stocks hit record highs in 2017 as investors welcomed tax legislation, strong corporate profits, low unemployment, and solid economic growth.

• In this environment, Vanguard Institutional Index Fund returned nearly 22% for the
12 months ended December 31, 2017, closely tracking its target index, the Standard
& Poor’s 500 Index. The fund, which provides exposure to the stocks of the largest
U.S. companies, outpaced the average return of peer funds.

• Among sectors, information technology, health care, and financial stocks were strong performers. Telecommunication services and energy stocks notched modestly negative returns.

• For the ten years ended December 31, the Institutional Index Fund recorded an average annual return of 8.50% for Institutional Shares, closely tracking its target index.
The fund’s return exceeded the average annual return of peer funds.

Total Returns: Fiscal Year Ended December 31, 2017
Total
Returns
Vanguard Institutional Index Fund
Institutional Shares	21.79%
Institutional Plus Shares	21.82
S&P 500 Index	21.83
Large-Cap Core Funds Average	20.42

Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Total Returns: Ten Years Ended December 31, 2017
Average
Annual Return
Institutional Index Fund Institutional Shares	8.50%
S&P 500 Index	8.50
Large-Cap Core Funds Average	7.03

Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1

Chairman’s Perspective

Bill McNabb

Chairman

Dear Shareholder,

Lately I’ve been asked a lot about my legacy. And candidly, that phrase bugs me—it isn’t my legacy. Vanguard’s success is a result of thousands of my colleagues committing to a clear mission: helping investors achieve their financial goals.

The reason the topic has come up is that on December 31, 2017, I officially stepped down as Vanguard’s CEO after almost a decade in that role. I’ll remain chairman for a period to be determined by the board of directors. Tim Buckley, who was previously Vanguard’s president and chief investment officer, was elected CEO. I can’t think of a better successor.

I’ve spent 32 years at Vanguard—almost my entire professional life—and during that time I’ve had the good fortune of working with smart, principled colleagues from across the world. I’ve learned from each of them.

In particular, I would like to thank Jack Bogle, our founder, who took a chance on me when I was a young business school graduate, and Jack Brennan, my predecessor as CEO, who constantly challenged me with new roles and responsibilities.

2

When you’re just starting out, there is nothing quite like getting votes of confidence from people you respect.

The short list

A milestone like this naturally brings about some reflection. With that in mind, here’s a tally—by no means exhaustive—of the accomplishments that we at Vanguard are proud of:

Low costs. Over the last decade, we cut our average asset-weighted expense ratio by about 50%.1 This isn’t a result of some contrived price war. Since its founding, Vanguard has emphasized the benefits of low-cost investing. As Jack Bogle once said: “The honest steward who charges least, wins most. But not for himself; for those investors who entrust their assets to his care. It is not all that complicated.”

Global diversification. Through our thought leadership and investment options, such as our target-date funds, Vanguard has encouraged clients to obtain exposure to international markets.

Global diversification isn’t just about helping to control risk—it can also be a way of expanding your set of opportunities and harnessing the potential of all markets.

Market Barometer
		Average Annual Total Returns
	Periods Ended December 31, 2017
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	21.69%	11.23%	15.71%
Russell 2000 Index (Small-caps)	14.65	9.96	14.12
Russell 3000 Index (Broad U.S. market)	21.13	11.12	15.58
FTSE All-World ex US Index (International)	27.11	8.27	7.19

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	3.54%	2.24%	2.10%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	5.45	2.98	3.02
Citigroup Three-Month U.S. Treasury Bill Index	0.84	0.37	0.23

CPI
Consumer Price Index	2.11%	1.64%	1.43%

1 Source: Vanguard calculation, based on data from Morningstar, Inc., as of December 31, 2016.

3

I’ve been glad to see more and more clients embracing global diversification. I believe this trend will continue as Vanguard’s way of investing takes hold in international markets.

Affordable advice. In the wake of the 2008–2009 Global Financial Crisis, we began working on a new advice model. In 2015, we launched Vanguard Personal Advisor Services®, a hybrid advice offering that delivers value through a combination of a professional advisor and powerful digital technology at a competitive price.

Across the industry, we’ve seen the cost of providing advice coming down. Traditional advisors are embracing low-cost investments, and that, in turn, helps them reduce costs for their own clients. This is a trend that all of us at Vanguard would like to see continue.

Great people. I’ve interacted with hundreds of companies of all sizes and in all industries, and the one quality that sets Vanguard apart from most of them is our emphasis on people. It’s a testament to our culture that colleagues spend 15, 20, or, as in my case, more than 30 years of their professional lives here. Investors benefit because we have consistent, experienced fund management teams and a deep bench of talent that ensures that things go smoothly when it’s time for a transition.

We’ve done a great job attracting new talent, too. We made some notable additions to senior management in the last two years, and we’re continuously grooming our next generation of leaders.

Ready for what comes next

When I was contemplating coming to work at Vanguard, I sat down with my rowing coach at his home in Philadelphia. Over cheesesteaks, he told me that the most important thing was to work for a company that had the same values I held deeply. He was like a second father to me, so I trusted his judgment at a time when I wasn’t so sure about my own. Back then, I never could have anticipated the success Vanguard would have in the coming decades.

I’m no better at predicting the future now. Vanguard has enjoyed significant growth in the last few years, and that presents its own unique set of challenges and opportunities, such as the role we’re playing in advocating for better corporate governance among companies our funds invest in. And the asset management industry is confronting significant changes brought on by technology, shifting demographics, and new regulations.

Although the future is uncertain, I’m confident that Vanguard is well-prepared to tackle whatever comes its way. And one thing I’m sure of: There are big parts of the world that would be well-served by our way of investing.

4

It’s humbling to think about the impact the work we do at Vanguard has on clients who are trying to raise a family, buy a first home, save for college, or prepare for retirement. I’ve always tried to make decisions with investors’ best interests in mind. It has been a privilege working with people who hold to that same ideal.

Thank you for entrusting us with your assets.

F. William McNabb III
Chairman
January 1, 2018

5

Results of Proxy Voting

At a special meeting of shareholders on November 15, 2017, fund shareholders approved the following proposals:

Proposal 1—Elect trustees for the fund.*

The individuals listed in the table below were elected as trustees for the fund. All trustees with the exception of Ms. Mulligan, Ms. Raskin, and Mr. Buckley (each of whom already serves as a director of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

			Percentage
Trustee	For	Withheld	For
Mortimer J. Buckley	1,022,675,273	29,084,695	97.2%
Emerson U. Fullwood	1,022,589,162	29,170,807	97.2%
Amy Gutmann	1,022,485,898	29,274,071	97.2%
JoAnn Heffernan Heisen	1,022,596,459	29,163,510	97.2%
F. Joseph Loughrey	1,022,659,628	29,100,341	97.2%
Mark Loughridge	1,022,754,831	29,005,138	97.2%
Scott C. Malpass	1,022,570,307	29,189,661	97.2%
F. William McNabb III	1,022,529,651	29,230,318	97.2%
Deanna Mulligan	1,021,979,981	29,779,988	97.2%
André F. Perold	1,021,568,866	30,191,102	97.1%
Sarah Bloom Raskin	1,021,945,540	29,814,428	97.2%
Peter F. Volanakis	1,022,632,821	29,127,147	97.2%
* Results are for all funds within the same trust.

Proposal 2—Approve a manager-of-managers arrangement with third-party investment advisors.

This arrangement enables the fund to enter into and materially amend investment advisory arrangements with third-party investment advisors, subject to the approval of the fund’s board of trustees and certain conditions imposed by the Securities and Exchange Commission, while avoiding the costs and delays associated with obtaining future shareholder approval.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Institutional Index Fund	409,813,962	27,254,225	9,981,179	69,675,376	79.3%

6

Proposal 3—Approve a manager-of-managers arrangement with wholly owned subsidiaries of Vanguard.

This arrangement enables Vanguard or the fund to enter into and materially amend investment advisory arrangements with wholly owned subsidiaries of Vanguard, subject to the approval of the fund’s board of trustees and any conditions imposed by the Securities and Exchange Commission (SEC), while avoiding the costs and delays associated with obtaining future shareholder approval. The ability of the fund to operate in this manner is contingent upon the SEC’s approval of a pending application for an order of exemption.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Institutional Index Fund	410,571,346	27,615,209	8,862,810	69,675,376	79.5%

Proposal 6—Adopt the Funds’ Service Agreement for Vanguard Institutional Index Fund.

The Fifth Amended and Restated Funds’ Service Agreement sets forth the advisory, administration, and distribution arrangements the funds have with Vanguard.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Institutional Index Fund	411,273,259	22,961,669	3,889,391	78,600,423	79.6%

Fund shareholders did not approve the following proposal:

Proposal 7—Institute transparent procedures to avoid holding investments in companies that, in management’s judgment, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights. Such procedures may include time-limited engagement with problem companies if management believes that their behavior can be changed.

The trustees recommended a vote against the proposal for the following reasons: (1) Vanguard is fully compliant with all applicable U.S. laws and regulations that prohibit the investment in any company owned or controlled by the government of Sudan; (2) the addition of further investment constraints is not in fund shareholders’ best interests if those constraints are unrelated to a fund’s stated investment objective, policies, and strategies; and (3) divestment is an ineffective means to implement social change, as it often puts the shares into the hands of another owner with no direct impact to the company’s capitalization.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Institutional Index Fund	74,306,485	62,208,776	301,609,057	78,600,423	14.4%

7

Institutional Index Fund

Fund Profile
As of December 31, 2017

Share-Class Characteristics
	Institutional	Institutional
	Shares	Plus Shares
Ticker Symbol	VINIX	VIIIX
Expense Ratio[1]	0.035%	0.02%
30-Day SEC
Yield	1.84%	1.86%

Volatility Measures
		DJ
		U.S. Total
	S&P 500	Market
	Index	FA Index
R-Squared	1.00	0.99
Beta	1.00	0.98

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Portfolio Characteristics
			DJ
			U.S.
			Total
			Market
		S&P 500	FA
	Fund	Index	Index
Number of Stocks	505	505	3,775
Median Market Cap	$94.4B	$94.4B	$66.8B
Price/Earnings Ratio	23.2x	23.2x	22.8x
Price/Book Ratio	3.2x	3.2x	3.0x
Return on Equity	16.0%	16.0%	15.1%
Earnings Growth Rate	9.6%	9.6%	9.9%
Dividend Yield	1.8%	1.8%	1.7%
Foreign Holdings	0.1%	0.00%	0.0%
Turnover Rate	5%	—	—
Short-Term Reserves	-0.1%	—	—

Ten Largest Holdings (% of total net assets)
Apple Inc.	Technology
	Hardware, Storage &
	Peripherals	3.8%
Microsoft Corp.	Systems Software	2.9
Alphabet Inc.	Internet Software &
	Services	2.7
Amazon.com Inc.	Internet & Direct
	Marketing Retail	2.0
Facebook Inc.	Internet Software &
	Services	1.8
Berkshire Hathaway Inc.	Multi-Sector
	Holdings	1.7
Johnson & Johnson	Pharmaceuticals	1.6
JPMorgan Chase & Co.	Diversified Banks	1.6
Exxon Mobil Corp.	Integrated Oil & Gas	1.5
Bank of America Corp.	Diversified Banks	1.2
Top Ten		20.8%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 27, 2017, as supplemented, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2017, the expense ratios were 0.04% for Institutional Shares and 0.02% for Institutional Plus Shares.

8

Institutional Index Fund

Sector Diversification (% of equity exposure)

			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index FA Index
Consumer
Discretionary	12.2%	12.2%	12.6%
Consumer Staples	8.2	8.2	7.3
Energy	6.1	6.1	5.8
Financials	14.8	14.8	15.1
Health Care	13.8	13.8	13.3
Industrials	10.2	10.2	10.9
Information
Technology	23.8	23.8	22.8
Materials	3.0	3.0	3.4
Real Estate	2.9	2.9	3.9
Telecommunication
Services	2.1	2.1	1.9
Utilities	2.9	2.9	3.0

Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

9

Institutional Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2007, Through December 31, 2017
Initial Investment of $5,000,000

		Average Annual Total Returns
		Periods Ended December 31, 2017

					Final Value
		One	Five	Ten	of a $5,000,000
		Year	Years	Years	Investment

	Institutional Index Fund*Institutional
	Shares	21.79%	15.76%	8.50%	$11,302,510

• • • • • • • •	S&P 500 Index	21.83	15.79	8.50	11,301,471

– – – –	Large-Cap Core Funds Average	20.42	13.98	7.03	9,859,756
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	21.16	15.52	8.66	11,473,897

Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $100,000,000
	Year	Years	Years	Investment
Institutional Index Fund Institutional Plus
Shares	21.82%	15.78%	8.52%	$226,546,969
S&P 500 Index	21.83	15.79	8.50	226,029,427
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	15.52	8.66	229,477,944

See Financial Highlights for dividend and capital gains information.

10

Institutional Index Fund

Fiscal-Year Total Returns (%): December 31, 2007, Through December 31, 2017

11

Institutional Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (12.2%)
*	Amazon.com Inc.	4,050,622	4,737,081
	Home Depot Inc.	11,826,412	2,241,460
	Comcast Corp.
	Class A	47,238,926	1,891,919
	Walt Disney Co.	15,296,016	1,644,475
	McDonald’s Corp.	8,073,511	1,389,613
*	Priceline Group Inc.	493,900	858,270
*	Netflix Inc.	4,382,531	841,271
	NIKE Inc. Class B	13,307,538	832,386
	Starbucks Corp.	14,409,344	827,529
	Lowe’s Cos. Inc.	8,434,395	783,893
	Time Warner Inc.	7,885,491	721,286
*	Charter
	Communications Inc.
	Class A	1,963,912	659,796
	General Motors Co.	12,947,674	530,725
	Ford Motor Co.	39,517,017	493,568
	TJX Cos. Inc.	6,443,777	492,691
	Marriott International
	Inc. Class A	3,101,480	420,964
	Twenty-First Century
	Fox Inc. Class A	10,674,148	368,578
	Target Corp.	5,504,932	359,197
	Ross Stores Inc.	3,905,025	313,378
	Yum! Brands Inc.	3,413,105	278,543
	Carnival Corp.	4,130,232	274,123
*	Dollar Tree Inc.	2,401,065	257,658
	VF Corp.	3,322,093	245,835
	Dollar General Corp.	2,638,154	245,375
*	Aptiv plc	2,692,604	228,414
	CBS Corp. Class B	3,672,397	216,671
*	O’Reilly Automotive Inc.	861,140	207,139
	Royal Caribbean
	Cruises Ltd.	1,734,543	206,896
*	AutoZone Inc.	278,400	198,045
*	Mohawk Industries Inc.	640,215	176,635

	DR Horton Inc.	3,457,720	176,586
	Best Buy Co. Inc.	2,575,695	176,358
	MGM Resorts
	International	5,160,282	172,302
	Omnicom Group Inc.	2,334,317	170,008
	Hilton Worldwide
	Holdings Inc.	2,047,858	163,542
	Newell Brands Inc.	4,964,229	153,395
	Twenty-First Century
	Fox Inc.	4,448,612	151,787
	L Brands Inc.	2,501,034	150,612
	Expedia Inc.	1,245,106	149,126
	Genuine Parts Co.	1,484,686	141,060
	Wynn Resorts Ltd.	811,914	136,881
*	Ulta Beauty Inc.	591,058	132,196
	Lennar Corp. Class A	2,034,839	128,683
	Tapestry Inc.	2,880,675	127,412
*	LKQ Corp.	3,129,809	127,289
	Whirlpool Corp.	728,004	122,771
	Darden Restaurants Inc.	1,252,450	120,260
	Wyndham Worldwide
	Corp.	1,026,101	118,894
*	CarMax Inc.	1,846,582	118,421
*	DISH Network Corp.
	Class A	2,308,493	110,231
	Viacom Inc. Class B	3,573,600	110,103
	PVH Corp.	784,138	107,592
	Tiffany & Co.	1,033,996	107,484
	Hasbro Inc.	1,148,008	104,342
	BorgWarner Inc.	2,007,751	102,576
*	Michael Kors Holdings
	Ltd.	1,539,766	96,928
*	Norwegian Cruise Line
	Holdings Ltd.	1,804,264	96,077
	Tractor Supply Co.	1,271,013	95,008
	Kohl’s Corp.	1,707,244	92,584
	PulteGroup Inc.	2,737,602	91,025
^	Harley-Davidson Inc.	1,702,645	86,631
	News Corp. Class A	5,124,145	83,062

12

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Scripps Networks
	Interactive Inc. Class A	971,646	82,959
	Goodyear Tire &
	Rubber Co.	2,491,153	80,489
	Interpublic Group of
	Cos. Inc.	3,943,384	79,499
	Macy’s Inc.	3,090,654	77,854
^	Hanesbrands Inc.	3,688,852	77,134
	Gap Inc.	2,209,407	75,252
	Advance Auto Parts Inc.	747,687	74,537
*	Chipotle Mexican
	Grill Inc. Class A	252,101	72,865
	Garmin Ltd.	1,121,930	66,833
	Leggett & Platt Inc.	1,334,120	63,678
	Foot Locker Inc.	1,256,846	58,921
	Ralph Lauren Corp.
	Class A	560,644	58,133
	Nordstrom Inc.	1,181,467	55,978
	H&R Block Inc.	2,121,058	55,614
^	Mattel Inc.	3,485,240	53,603
*	Discovery
	Communications Inc.	2,073,475	43,895
*	TripAdvisor Inc.	1,096,312	37,779
*	Discovery
	Communications Inc.
	Class A	1,548,175	34,648
^	Signet Jewelers Ltd.	611,573	34,584
*,^	Under Armour Inc.
	Class A	1,862,759	26,880
*,^	Under Armour Inc.	1,877,678	25,011
	Lennar Corp. Class B	41,972	2,169
			28,202,955
Consumer Staples (8.2%)
	Procter & Gamble Co.	25,806,048	2,371,060
	Coca-Cola Co.	38,835,859	1,781,789
	PepsiCo Inc.	14,402,996	1,727,207
	Philip Morris
	International Inc.	15,729,759	1,661,849
	Wal-Mart Stores Inc.	14,824,008	1,463,871
	Altria Group Inc.	19,325,419	1,380,028
	Costco Wholesale
	Corp.	4,425,671	823,706
	CVS Health Corp.	10,259,253	743,796
	Colgate-Palmolive Co.	8,893,191	670,991
	Mondelez International
	Inc. Class A	15,134,882	647,773
	Walgreens Boots
	Alliance Inc.	8,792,914	638,541
	Kraft Heinz Co.	6,046,849	470,203
	Kimberly-Clark Corp.	3,562,500	429,851
	Constellation Brands
	Inc. Class A	1,744,759	398,800
	General Mills Inc.	5,756,155	341,283

	Sysco Corp.	4,854,860	294,836
	Estee Lauder Cos. Inc.
	Class A	2,267,350	288,498
*	Monster Beverage Corp.	4,169,525	263,889
	Kroger Co.	9,008,855	247,293
	Tyson Foods Inc.
	Class A	3,013,979	244,343
	Archer-Daniels-Midland
	Co.	5,664,108	227,018
	Clorox Co.	1,305,898	194,239
	Dr Pepper Snapple
	Group Inc.	1,828,747	177,498
	Kellogg Co.	2,518,481	171,206
	Hershey Co.	1,428,861	162,190
	Conagra Brands Inc.	4,137,509	155,860
	Molson Coors
	Brewing Co. Class B	1,870,011	153,472
	JM Smucker Co.	1,150,443	142,931
	Brown-Forman Corp.
	Class B	1,983,288	136,192
	Church & Dwight
	Co. Inc.	2,531,395	127,000
	McCormick & Co. Inc.	1,212,915	123,608
	Hormel Foods Corp.	2,728,386	99,286
	Coty Inc. Class A	4,781,623	95,107
	Campbell Soup Co.	1,946,870	93,664
			18,948,878
Energy (6.0%)
	Exxon Mobil Corp.	42,913,395	3,589,276
	Chevron Corp.	19,236,164	2,408,175
	Schlumberger Ltd.	14,029,537	945,451
	ConocoPhillips	12,107,783	664,596
	EOG Resources Inc.	5,856,035	631,925
	Occidental Petroleum
	Corp.	7,750,186	570,879
	Phillips 66	4,351,571	440,161
	Halliburton Co.	8,837,048	431,867
	Valero Energy Corp.	4,431,665	407,314
	Kinder Morgan Inc.	19,451,609	351,491
	Marathon Petroleum
	Corp.	4,946,522	326,372
	Pioneer Natural
	Resources Co.	1,723,441	297,897
	Anadarko Petroleum
	Corp.	5,541,580	297,250
	Williams Cos. Inc.	8,373,213	255,299
*	Concho Resources Inc.	1,506,107	226,247
	Devon Energy Corp.	5,322,324	220,344
	ONEOK Inc.	3,883,446	207,570
	Andeavor	1,453,520	166,196
	Apache Corp.	3,858,097	162,889
	Marathon Oil Corp.	8,605,384	145,689
	Noble Energy Inc.	4,928,563	143,618

13

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	EQT Corp.	2,479,668	141,143
	TechnipFMC plc	4,440,694	139,038
	National Oilwell
	Varco Inc.	3,849,227	138,649
	Baker Hughes a GE Co.	4,336,593	137,210
	Cabot Oil & Gas Corp.	4,684,100	133,965
	Hess Corp.	2,733,303	129,750
	Cimarex Energy Co.	964,841	117,720
^	Helmerich & Payne Inc.	1,098,650	71,017
*	Newfield Exploration
	Co.	2,019,625	63,679
	Range Resources Corp.	2,287,121	39,018
*,^	Chesapeake Energy
	Corp.	9,197,861	36,424
			14,038,119
Financials (14.7%)
	JPMorgan Chase
	& Co.	35,140,057	3,757,878
*	Berkshire Hathaway
	Inc. Class B	18,509,523	3,668,958
	Bank of America Corp.	98,242,922	2,900,131
	Wells Fargo & Co.	44,884,042	2,723,115
	Citigroup Inc.	26,777,569	1,992,519
	Goldman Sachs Group
	Inc.	3,552,769	905,103
	US Bancorp	15,966,411	855,480
	Morgan Stanley	14,098,725	739,760
	American Express Co.	7,296,475	724,613
	PNC Financial Services
	Group Inc.	4,818,757	695,298
	Chubb Ltd.	4,701,935	687,094
	BlackRock Inc.	1,250,328	642,306
	Charles Schwab Corp.	12,083,314	620,720
	Bank of New York
	Mellon Corp.	10,371,042	558,584
	American International
	Group Inc.	9,104,546	542,449
	MetLife Inc.	10,657,371	538,837
	CME Group Inc.	3,446,329	503,336
	Prudential Financial Inc.	4,294,219	493,749
	Capital One Financial
	Corp.	4,909,591	488,897
	S&P Global Inc.	2,582,465	437,470
	Marsh & McLennan
	Cos. Inc.	5,168,674	420,678
	Intercontinental
	Exchange Inc.	5,924,934	418,063
	BB&T Corp.	7,990,226	397,274
	Allstate Corp.	3,634,084	380,525
	Travelers Cos. Inc.	2,771,944	375,986
	State Street Corp.	3,755,747	366,598
	Aflac Inc.	3,981,768	349,520
	Aon plc	2,530,936	339,145
	Progressive Corp.	5,890,227	331,738

	SunTrust Banks Inc.	4,821,426	311,416
	Synchrony Financial	7,450,649	287,670
	Discover Financial
	Services	3,680,541	283,107
	M&T Bank Corp.	1,524,440	260,664
	T. Rowe Price Group
	Inc.	2,453,993	257,497
	Ameriprise Financial
	Inc.	1,498,186	253,898
	Moody’s Corp.	1,683,881	248,558
	KeyCorp	10,892,245	219,697
	Northern Trust Corp.	2,175,242	217,285
	Fifth Third Bancorp	7,146,599	216,828
	Citizens Financial
	Group Inc.	4,983,137	209,192
	Hartford Financial
	Services Group Inc.	3,612,974	203,338
	Regions Financial Corp.	11,748,880	203,021
	Willis Towers Watson
	plc	1,337,335	201,523
*	Berkshire Hathaway
	Inc. Class A	653	194,333
	Principal Financial
	Group Inc.	2,719,742	191,905
	Lincoln National Corp.	2,216,393	170,374
	Huntington
	Bancshares Inc.	10,943,150	159,332
	Comerica Inc.	1,760,605	152,838
	Invesco Ltd.	4,123,036	150,656
	Franklin Resources Inc.	3,309,932	143,419
	Cboe Global Markets
	Inc.	1,148,772	143,125
	Loews Corp.	2,796,019	139,885
*	E*TRADE Financial
	Corp.	2,741,553	135,899
	Unum Group	2,272,749	124,751
	Raymond James
	Financial Inc.	1,301,657	116,238
	Arthur J Gallagher
	& Co.	1,831,362	115,889
	Affiliated Managers
	Group Inc.	562,907	115,537
	Cincinnati Financial
	Corp.	1,512,288	113,376
	Zions Bancorporation	2,023,045	102,831
	Torchmark Corp.	1,087,214	98,621
	Everest Re Group Ltd.	415,650	91,967
	XL Group Ltd.	2,590,621	91,086
	Nasdaq Inc.	1,179,768	90,642
	Leucadia National
	Corp.	3,171,482	84,013
	People’s United
	Financial Inc.	3,507,227	65,585

14

Institutional Index Fund

			Market
			Value•
		Shares	($000)
*	Brighthouse
	Financial Inc.	972,438	57,024
	Assurant Inc.	543,853	54,842
	Navient Corp.	2,655,403	35,370
			34,169,056
Health Care (13.7%)
	Johnson & Johnson	27,208,091	3,801,514
	Pfizer Inc.	60,367,896	2,186,525
	UnitedHealth
	Group Inc.	9,814,352	2,163,672
	AbbVie Inc.	16,144,368	1,561,322
	Merck & Co. Inc.	27,700,856	1,558,727
	Amgen Inc.	7,351,753	1,278,470
	Medtronic plc	13,708,703	1,106,978
	Bristol-Myers Squibb
	Co.	16,575,989	1,015,777
	Abbott Laboratories	17,628,184	1,006,040
	Gilead Sciences Inc.	13,229,476	947,760
*	Celgene Corp.	7,973,718	832,137
	Eli Lilly & Co.	9,812,384	828,754
	Thermo Fisher
	Scientific Inc.	4,061,194	771,139
*	Biogen Inc.	2,141,351	682,170
	Aetna Inc.	3,302,649	595,765
	Anthem Inc.	2,600,357	585,106
	Danaher Corp.	6,199,461	575,434
	Becton Dickinson
	and Co.	2,684,389	574,620
	Allergan plc	3,368,364	550,997
	Cigna Corp.	2,496,946	507,105
	Stryker Corp.	3,259,544	504,708
*	Express Scripts
	Holding Co.	5,736,148	428,146
*	Intuitive Surgical Inc.	1,134,811	414,138
*	Vertex
	Pharmaceuticals Inc.	2,561,313	383,838
	Humana Inc.	1,446,845	358,919
	Zoetis Inc.	4,935,171	355,530
*	Boston Scientific Corp.	13,907,543	344,768
	McKesson Corp.	2,111,367	329,268
	Baxter International
	Inc.	5,076,950	328,174
*	Illumina Inc.	1,478,649	323,070
*	Regeneron
	Pharmaceuticals Inc.	780,183	293,318
*	Alexion
	Pharmaceuticals Inc.	2,262,598	270,584
*	HCA Healthcare Inc.	2,868,736	251,990
	Zimmer Biomet
	Holdings Inc.	2,050,598	247,446
*	Edwards Lifesciences
	Corp.	2,143,288	241,570
*	Mylan NV	5,431,360	229,801

	Agilent Technologies
	Inc.	3,259,426	218,284
*	Cerner Corp.	3,198,275	215,532
	Cardinal Health Inc.	3,186,275	195,223
*	Centene Corp.	1,746,835	176,221
*	Incyte Corp.	1,774,012	168,017
*	Laboratory Corp. of
	America Holdings	1,031,073	164,466
*	Align Technology Inc.	730,830	162,383
*	Mettler-Toledo
	International Inc.	259,088	160,510
*	Waters Corp.	805,535	155,621
	Dentsply Sirona Inc.	2,326,238	153,136
	AmerisourceBergen
	Corp. Class A	1,634,424	150,073
*	IQVIA Holdings Inc.	1,474,624	144,366
*	IDEXX Laboratories Inc.	883,379	138,143
	Quest Diagnostics Inc.	1,380,167	135,933
	ResMed Inc.	1,437,186	121,715
*	Hologic Inc.	2,792,284	119,370
	Perrigo Co. plc	1,326,599	115,626
*	Henry Schein Inc.	1,589,699	111,088
*	DaVita Inc.	1,533,281	110,780
	Cooper Cos. Inc.	495,815	108,028
*	Varian Medical
	Systems Inc.	927,633	103,106
	Universal Health
	Services Inc. Class B	887,358	100,582
	PerkinElmer Inc.	1,114,736	81,509
*	Envision Healthcare
	Corp.	1,225,579	42,356
	Patterson Cos. Inc.	834,741	30,159
			31,817,507
Industrials (10.1%)
	Boeing Co.	5,669,826	1,672,088
	General Electric Co.	87,827,973	1,532,598
	3M Co.	6,043,707	1,422,507
	Honeywell
	International Inc.	7,715,185	1,183,201
	Union Pacific Corp.	7,972,075	1,069,055
	United Technologies
	Corp.	7,521,484	959,516
	Caterpillar Inc.	6,025,212	949,453
	United Parcel Service
	Inc. Class B	6,958,197	829,069
	Lockheed Martin Corp.	2,526,349	811,084
	FedEx Corp.	2,498,474	623,469
	General Dynamics
	Corp.	2,812,203	572,143
	Raytheon Co.	2,927,708	549,970
	Northrop Grumman
	Corp.	1,762,997	541,081
	Illinois Tool Works Inc.	3,122,605	521,007
	Deere & Co.	3,239,394	506,998

15

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	CSX Corp.	9,051,325	497,913
	Emerson Electric Co.	6,499,788	452,970
	Norfolk Southern Corp.	2,897,992	419,919
	Delta Air Lines Inc.	6,643,395	372,030
	Southwest Airlines Co.	5,529,039	361,876
	Johnson Controls
	International plc	9,372,649	357,192
	Eaton Corp. plc	4,462,067	352,548
	Waste Management
	Inc.	4,045,951	349,166
	Cummins Inc.	1,579,951	279,083
	Parker-Hannifin Corp.	1,349,197	269,273
	Roper Technologies
	Inc.	1,036,714	268,509
	Stanley Black &
	Decker Inc.	1,552,986	263,526
	Rockwell Automation
	Inc.	1,301,336	255,517
	PACCAR Inc.	3,561,029	253,118
	Ingersoll-Rand plc	2,530,566	225,701
	American Airlines
	Group Inc.	4,313,221	224,417
	Fortive Corp.	3,097,346	224,093
	Rockwell Collins Inc.	1,648,787	223,608
*	United Continental
	Holdings Inc.	2,550,490	171,903
	AMETEK Inc.	2,340,374	169,607
*	IHS Markit Ltd.	3,677,762	166,051
	Dover Corp.	1,577,784	159,340
	Fastenal Co.	2,910,507	159,176
	L3 Technologies Inc.	791,485	156,595
	Republic Services Inc.
	Class A	2,302,115	155,646
*	Verisk Analytics Inc.
	Class A	1,574,097	151,113
	Textron Inc.	2,668,017	150,983
*	United Rentals Inc.	855,916	147,141
	Equifax Inc.	1,216,215	143,416
	Masco Corp.	3,183,168	139,868
	Cintas Corp.	872,108	135,901
	TransDigm Group Inc.	489,469	134,418
	CH Robinson
	Worldwide Inc.	1,411,915	125,788
	WW Grainger Inc.	525,174	124,072
	Xylem Inc.	1,818,833	124,044
	Nielsen Holdings plc	3,390,937	123,430
	Pentair plc	1,672,542	118,115
	Arconic Inc.	4,289,833	116,898
	Expeditors International
	of Washington Inc.	1,799,755	116,426
	Kansas City Southern	1,048,639	110,338
	Fortune Brands Home
	& Security Inc.	1,560,051	106,770

	Snap-on Inc.	577,304	100,624
	JB Hunt Transport
	Services Inc.	866,902	99,676
	Alaska Air Group Inc.	1,245,355	91,546
	AO Smith Corp.	1,479,343	90,654
	Jacobs Engineering
	Group Inc.	1,222,120	80,611
	Allegion plc	961,724	76,515
	Acuity Brands Inc.	427,652	75,267
	Fluor Corp.	1,415,862	73,129
	Robert Half
	International Inc.	1,271,697	70,630
*	Quanta Services Inc.	1,567,975	61,324
*	Stericycle Inc.	862,906	58,669
	Flowserve Corp.	1,325,461	55,842
			23,535,224
Information Technology (23.7%)
	Apple Inc.	51,998,552	8,799,715
	Microsoft Corp.	78,130,486	6,683,282
*	Facebook Inc. Class A	24,152,380	4,261,929
*	Alphabet Inc. Class C	3,057,391	3,199,254
*	Alphabet Inc. Class A	3,018,237	3,179,411
	Intel Corp.	47,397,475	2,187,867
	Visa Inc. Class A	18,366,162	2,094,110
	Cisco Systems Inc.	50,068,046	1,917,606
	Oracle Corp.	30,855,383	1,458,843
	Mastercard Inc.
	Class A	9,406,624	1,423,787
	International Business
	Machines Corp.	8,719,796	1,337,791
	NVIDIA Corp.	6,137,375	1,187,582
	Broadcom Ltd.	4,117,892	1,057,886
	Texas Instruments Inc.	9,981,499	1,042,468
	Accenture plc Class A	6,258,728	958,149
	QUALCOMM Inc.	14,929,948	955,815
*	Adobe Systems Inc.	4,992,347	874,859
*	PayPal Holdings Inc.	11,442,211	842,376
*	salesforce.com Inc.	6,949,508	710,448
	Applied Materials Inc.	10,801,215	552,158
	Automatic Data
	Processing Inc.	4,491,526	526,362
	Activision Blizzard Inc.	7,657,561	484,877
*	Micron Technology Inc.	11,679,889	480,277
	Cognizant Technology
	Solutions Corp.
	Class A	5,971,929	424,126
	Intuit Inc.	2,459,666	388,086
*	eBay Inc.	9,838,855	371,318
	HP Inc.	16,916,312	355,412
	TE Connectivity Ltd.	3,561,293	338,465
	Analog Devices Inc.	3,733,641	332,406
*	Electronic Arts Inc.	3,118,642	327,645

16

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Fidelity National
	Information Services
	Inc.	3,381,627	318,177
	Lam Research Corp.	1,640,170	301,906
	Corning Inc.	8,801,713	281,567
*	Fiserv Inc.	2,110,836	276,794
	DXC Technology Co.	2,889,159	274,181
	Amphenol Corp.
	Class A	3,092,544	271,525
	Western Digital Corp.	2,995,685	238,247
*	Autodesk Inc.	2,219,928	232,715
	Hewlett Packard
	Enterprise Co.	16,154,434	231,978
	Paychex Inc.	3,239,016	220,512
*	Red Hat Inc.	1,792,076	215,228
	Microchip
	Technology Inc.	2,369,154	208,201
	Skyworks Solutions Inc.	1,860,953	176,697
	Symantec Corp.	6,279,222	176,195
	Xilinx Inc.	2,541,763	171,366
	Harris Corp.	1,207,537	171,048
	KLA-Tencor Corp.	1,587,252	166,773
	Global Payments Inc.	1,611,871	161,574
	NetApp Inc.	2,732,231	151,147
	Motorola Solutions Inc.	1,639,625	148,124
	Total System
	Services Inc.	1,694,520	134,020
*	Synopsys Inc.	1,521,730	129,712
*	Citrix Systems Inc.	1,449,790	127,582
*	ANSYS Inc.	859,451	126,846
	Alliance Data
	Systems Corp.	486,297	123,267
	Seagate Technology plc	2,930,309	122,604
*	Cadence Design
	Systems Inc.	2,859,846	119,599
*	Gartner Inc.	918,263	113,084
*	Akamai Technologies
	Inc.	1,713,307	111,433
	Juniper Networks Inc.	3,797,853	108,239
	CA Inc.	3,179,599	105,817
*	VeriSign Inc.	858,066	98,197
	Western Union Co.	4,645,670	88,314
*	Qorvo Inc.	1,287,604	85,754
*,^	Advanced Micro
	Devices Inc.	8,298,448	85,308
*	F5 Networks Inc.	632,979	83,059
	FLIR Systems Inc.	1,405,237	65,512
	Xerox Corp.	2,159,859	62,960
	CSRA Inc.	1,657,810	49,602
			55,089,174

Materials (3.0%)
DowDuPont Inc.	23,698,488	1,687,806
Monsanto Co.	4,449,309	519,590
Praxair Inc.	2,899,633	448,515
Air Products &
Chemicals Inc.	2,207,406	362,191
LyondellBasell
Industries NV Class A	3,275,911	361,399
Ecolab Inc.	2,633,501	353,363
Sherwin-Williams Co.	833,443	341,745
PPG Industries Inc.	2,577,245	301,074
* Freeport-McMoRan
Inc.	13,634,439	258,509
International Paper Co.	4,181,690	242,287
Nucor Corp.	3,219,864	204,719
Newmont Mining Corp.	5,401,493	202,664
Vulcan Materials Co.	1,339,607	171,965
WestRock Co.	2,578,679	162,998
Albemarle Corp.	1,119,102	143,122
Martin Marietta
Materials Inc.	636,577	140,709
Eastman Chemical Co.	1,455,894	134,874
Ball Corp.	3,545,475	134,196
FMC Corp.	1,359,795	128,718
International Flavors
& Fragrances Inc.	799,840	122,064
Packaging Corp.
of America	956,515	115,308
Avery Dennison Corp.	895,124	102,814
CF Industries
Holdings Inc.	2,362,314	100,493
Mosaic Co.	3,555,227	91,227
Sealed Air Corp.	1,825,471	89,996
		6,922,346
Real Estate (2.9%)
American Tower Corp.	4,343,292	619,657
Simon Property Group
Inc.	3,148,083	540,652
Crown Castle
International Corp.	4,114,580	456,759
Equinix Inc.	792,292	359,083
Prologis Inc.	5,388,743	347,628
Public Storage	1,515,806	316,803
Weyerhaeuser Co.	7,644,733	269,553
AvalonBay
Communities Inc.	1,398,541	249,514
Welltower Inc.	3,751,086	239,207
Equity Residential	3,722,048	237,355
Digital Realty Trust Inc.	2,080,718	236,994
Ventas Inc.	3,607,120	216,463

17

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Boston Properties Inc.	1,563,001	203,237
*	SBA Communications
	Corp. Class A	1,190,468	194,475
	Realty Income Corp.	2,854,153	162,744
	Essex Property
	Trust Inc.	668,863	161,443
	Host Hotels &
	Resorts Inc.	7,489,822	148,673
	GGP Inc.	6,323,427	147,905
	Vornado Realty Trust	1,746,331	136,528
*	CBRE Group Inc.
	Class A	3,060,024	132,530
	Alexandria Real Estate
	Equities Inc.	969,500	126,607
	HCP Inc.	4,751,511	123,919
	Mid-America Apartment
	Communities Inc.	1,150,947	115,739
	Extra Space Storage
	Inc.	1,275,261	111,522
	Iron Mountain Inc.	2,850,555	107,551
	UDR Inc.	2,709,672	104,377
	Regency Centers Corp.	1,498,278	103,651
	SL Green Realty Corp.	994,920	100,417
	Duke Realty Corp.	3,604,579	98,081
	Federal Realty
	Investment Trust	734,275	97,519
	Kimco Realty Corp.	4,318,110	78,374
	Macerich Co.	1,097,122	72,059
	Apartment Investment
	& Management Co.	1,590,349	69,514
			6,686,533
Telecommunication Services (2.1%)
	AT&T Inc.	62,184,174	2,417,721
	Verizon
	Communications Inc.	41,314,604	2,186,782
	CenturyLink Inc.	9,852,598	164,341
			4,768,844
Utilities (2.9%)
	NextEra Energy Inc.	4,763,991	744,088
	Duke Energy Corp.	7,088,531	596,216
	Dominion Energy Inc.	6,517,460	528,305
	Southern Co.	10,164,779	488,824
	Exelon Corp.	9,723,771	383,214
	American Electric
	Power Co. Inc.	4,981,535	366,492
	Sempra Energy	2,542,961	271,893
	Consolidated Edison
	Inc.	3,140,561	266,791
	Public Service
	Enterprise Group Inc.	5,125,126	263,944

Xcel Energy Inc.	5,143,440	247,451
PG&E Corp.	5,194,057	232,850
PPL Corp.	6,919,949	214,172
WEC Energy Group Inc.	3,196,467	212,341
Edison International	3,299,961	208,690
Eversource Energy	3,210,227	202,822
DTE Energy Co.	1,817,086	198,898
American Water
Works Co. Inc.	1,806,477	165,275
Entergy Corp.	1,824,272	148,477
Ameren Corp.	2,457,827	144,987
FirstEnergy Corp.	4,505,916	137,971
CMS Energy Corp.	2,857,212	135,146
CenterPoint Energy Inc.	4,365,972	123,819
Alliant Energy Corp.	2,340,324	99,721
Pinnacle West
Capital Corp.	1,130,789	96,321
NiSource Inc.	3,406,705	87,450
NRG Energy Inc.	3,045,674	86,741
AES Corp.	6,682,418	72,371
SCANA Corp.	1,440,817	57,316
		6,782,586
Total Common Stocks
(Cost $128,429,892)	230,961,222
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2,3] Vanguard Market
Liquidity Fund,
1.458%	7,825,413	782,620

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
United States Cash
Management Bill,
1.029%, 1/2/18	30,000	29,999
United States
Treasury Bill,
1.398%, 5/3/18	12,000	11,943
4 United States
Treasury Bill,
1.446%, 5/31/18	20,275	20,155
		62,097
Total Temporary Cash Investments
(Cost $844,651)		844,717
Total Investments (99.8%)
(Cost $129,274,543)		231,805,939

18

Institutional Index Fund

Amount
($000)
Other Assets and Liabilities (0.2%)
Other Assets
Investment in Vanguard	12,938
Receivables for Investment
Securities Sold	822,936
Receivables for Accrued Income	235,926
Receivables for Capital Shares Issued	175,623
Other Assets [4]	14,123
Total Other Assets	1,261,546
Liabilities
Payables for Investment
Securities Purchased	(81,606)
Collateral for Securities on Loan	(80,746)
Payables for Capital Shares Redeemed	(736,735)
Payables to Vanguard	(3,344)
Variation Margin Payable—
Futures Contracts	(3,635)
Other Liabilities	(3,322)
Total Liabilities	(909,388)
Net Assets (100%)	232,158,097

At December 31, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	130,553,211
Undistributed Net Investment Income	30,339
Accumulated Net Realized Losses	(952,797)
Unrealized Appreciation (Depreciation)
Investment Securities	102,531,396
Futures Contracts	(4,052)
Net Assets	232,158,097

Amount
($000)
Institutional Shares—Net Assets
Applicable to 577,469,661 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	140,591,349
Net Asset Value Per Share—
Institutional Shares	$243.46

Institutional Plus Shares—Net Assets
Applicable to 376,080,622 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	91,566,748
Net Asset Value Per Share—
Institutional Plus Shares	$243.48

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers.
The total value of securities on loan is $75,284,000.
1 The fund invests a portion of its cash reserves in equity
markets through the use of index futures contracts. After
giving effect to futures investments, the fund’s effective
common stock and temporary cash investment positions
represent 99.9% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard
funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
3 Includes $80,746,000 of collateral received for securities on loan.
4 Securities with a value of $20,155,000 and cash of
$14,119,000 have been segregated as initial margin
for open futures contracts.

19

Institutional Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2018	7,494	1,002,697	(4,052)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Institutional Index Fund

Statement of Operations

Year Ended
December31,2017
($000)
Investment Income
Income
Dividends	4,525,716
Interest[1]	6,574
Securities Lending—Net	2,643
Total Income	4,534,933
Expenses
The Vanguard Group—Note B
Investment Advisory Services	555
Management and Administrative—Institutional Shares	50,866
Management and Administrative—Institutional Plus Shares	18,022
Marketing and Distribution—Institutional Shares	216
Marketing and Distribution—Institutional Plus Shares	79
Custodian Fees	305
Auditing Fees	32
Shareholders’ Reports and Proxy—Institutional Shares	488
Shareholders’ Reports and Proxy—Institutional Plus Shares	373
Total Expenses	70,936
Net Investment Income	4,463,997
Realized Net Gain (Loss)
Investment Securities Sold[1]	13,192,160
Futures Contracts	168,259
Realized Net Gain (Loss)	13,360,419
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	26,754,580
Futures Contracts	3,754
Change in Unrealized Appreciation (Depreciation)	26,758,334
Net Increase (Decrease) in Net Assets Resulting from Operations	44,582,750

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,193,000, ($9,000), and $23,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Institutional Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,463,997	4,442,107
Realized Net Gain (Loss)	13,360,419	10,669,396
Change in Unrealized Appreciation (Depreciation)	26,758,334	8,104,326
Net Increase (Decrease) in Net Assets Resulting from Operations	44,582,750	23,215,829
Distributions
Net Investment Income
Institutional Shares	(2,614,732)	(2,442,559)
Institutional Plus Shares	(1,853,504)	(2,012,550)
Realized Capital Gain[1]
Institutional Shares	—	(346,073)
Institutional Plus Shares	—	(266,240)
Total Distributions	(4,468,236)	(5,067,422)
Capital Share Transactions
Institutional Shares	(2,887,561)	5,253,646
Institutional Plus Shares	(16,564,044)	(6,653,506)
Net Increase (Decrease) from Capital Share Transactions	(19,451,605)	(1,399,860)
Total Increase (Decrease)	20,662,909	16,748,547
Net Assets
Beginning of Period	211,495,188	194,746,641
End of Period[2]	232,158,097	211,495,188

1 Includes fiscal 2017 and 2016 short-term gain distributions totaling $0 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $30,339,000 and $34,578,000.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Institutional Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$203.83	$186.62	$188.67	$169.28	$130.52
Investment Operations
Net Investment Income	4.379[1]	4.210	4.585[2]	3.561	3.128
Net Realized and Unrealized Gain (Loss)
on Investments	39.687	17.814	(2.065)	19.380	38.759
Total from Investment Operations	44.066	22.024	2.520	22.941	41.887
Distributions
Dividends from Net Investment Income	(4.436)	(4.223)	(4.570)	(3.551)	(3.127)
Distributions from Realized Capital Gains	—	(.591)	—	—	—
Total Distributions	(4.436)	(4.814)	(4.570)	(3.551)	(3.127)
Net Asset Value, End of Period	$243.46	$203.83	$186.62	$188.67	$169.28

Total Return	21.79%	11.93%	1.37%	13.65%	32.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$140,591	$120,014	$104,705	$102,114	$87,843
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to
Average Net Assets	1.96%	2.19%	2.43%[2]	2.01%	2.08%
Portfolio Turnover Rate [3]	5%	5%	5%	4%	5%

1 Calculated based on average shares outstanding.
2 Net investment income per share and the ratio of net investment income to average net assets include $0.677 and 0.36%, respectively, resulting from income received from Medtronic plc in January 2015.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Institutional Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$203.84	$186.63	$188.68	$169.28	$130.53
Investment Operations
Net Investment Income	4.414[1]	4.248	4.622 [2]	3.597	3.158
Net Realized and Unrealized Gain (Loss)
on Investments	39.705	17.814	(2.065)	19.388	38.750
Total from Investment Operations	44.119	22.062	2.557	22.985	41.908
Distributions
Dividends from Net Investment Income	(4.479)	(4.261)	(4.607)	(3.585)	(3.158)
Distributions from Realized Capital Gains	—	(.591)	—	—	—
Total Distributions	(4.479)	(4.852)	(4.607)	(3.585)	(3.158)
Net Asset Value, End of Period	$243.48	$203.84	$186.63	$188.68	$169.28

Total Return	21.82%	11.95%	1.39%	13.68%	32.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$91,567	$91,481	$90,042	$85,611	$74,915
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to
Average Net Assets	1.98%	2.21%	2.45%[2]	2.03%	2.10%
Portfolio Turnover Rate [3]	5%	5%	5%	4%	5%

1 Calculated based on average shares outstanding.

2 Net investment income per share and the ratio of net investment income to average net assets include $0.677 and 0.36%, respectively, resulting from income received from Medtronic plc in January 2015.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Institutional Index Fund

Notes to Financial Statements

Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

25

Institutional Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2017, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income

26

Institutional Index Fund

over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees, subject to the services agreements discussed in Note B. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. Prior to November 15, 2017, in accordance with the terms of a services agreement, Vanguard provided to the fund investment advisory, corporate management, administrative, marketing, and distribution services and paid for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund (or, with respect to shareholder services, the average net assets of each class of shares).

On November 15, 2017, shareholders of the fund approved and adopted the Funds’ Service Agreement under which all other publicly offered Vanguard U.S. mutual funds operate (the “FSA”). In accordance with the terms of the FSA between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2017, the fund had contributed to Vanguard capital in the amount of $12,938,000, representing 0.01% of the fund’s net assets and 5.17% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

27

Institutional Index Fund

The following table summarizes the market value of the fund’s investments as of December 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	230,961,222	—	—
Temporary Cash Investments	782,620	62,097	—
Futures Contracts—Liabilities[1]	(3,635)	—	—
Total	231,740,207	62,097	—
1 Represents variation margin on the last day of the reporting period.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2017, the fund realized $13,979,427,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2017, the fund had $29,902,000 of ordinary income available for distribution. The fund had available capital losses totaling $956,412,000 that may be carried forward indefinitely to offset future net capital gains.

At December 31, 2017, the cost of investment securities for tax purposes was $129,274,543,000. Net unrealized appreciation of investment securities for tax purposes was $102,531,396,000, consisting of unrealized gains of $106,943,365,000 on securities that had risen in value since their purchase and $4,411,969,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2017, the fund purchased $14,494,360,000 of investment securities and sold $33,879,433,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,194,787,000 and $22,209,902,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

28

Institutional Index Fund

F. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	21,584,727	97,781	22,246,070	116,023
Issued in Lieu of Cash Distributions	2,408,508	10,595	2,562,300	13,073
Redeemed	(26,880,796)	(119,707)	(19,554,724)	(101,369)
Net Increase (Decrease)—Institutional Shares	(2,887,561)	(11,331)	5,253,646	27,727
Institutional Plus Shares
Issued	23,771,287	105,816	15,503,083	80,386
Issued in Lieu of Cash Distributions	1,823,107	8,044	2,234,893	11,422
Redeemed	(42,158,438)	(186,570)	(24,391,482)	(125,488)
Net Increase (Decrease)—
Institutional Plus Shares	(16,564,044)	(72,710)	(6,653,506)	(33,680)

G. Management has determined that no material events or transactions occurred subsequent to December 31, 2017, that would require recognition or disclosure in these financial statements.

29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Institutional Index Funds and Shareholders of Vanguard Institutional Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of Vanguard Institutional Index Fund (one of the funds constituting Vanguard Institutional Index Funds, referred to hereafter as the “Fund”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 14, 2018

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

30

Special 2017 tax information (unaudited) for Vanguard Institutional Index Fund

This information for the fiscal year ended December 31, 2017, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $4,468,236,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 94.1% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

31

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

32

Six Months Ended December 31, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Index Fund	6/30/2017	12/31/2017	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,114.07	$0.21
Institutional Plus Shares	1,000.00	1,114.21	0.11
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,025.00	$0.20
Institutional Plus Shares	1,000.00	1,025.10	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.04% for Institutional Shares and 0.02% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

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Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

34

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 201 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Chief Executive Officer and Director of The Vanguard Group and President and Chief Executive Officer of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; President of The Vanguard Group (2008–2017); Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services);

Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Christine M. Buchanan

Born 1970. Treasurer Since November 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Global Head of Vanguard Fund Administration at The Vanguard Group; Partner at KPMG LLP (2005–2017).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group

and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Finance Director Since November 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Director of Vanguard Marketing Corporation; Treasurer of each of the investment companies served by The Vanguard Group (February 2017–November 2017); Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team

Mortimer J. Buckley	Chris D. McIsaac
Gregory Davis	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Karin A. Risi
John T. Marcante

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

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otherwise noted.	errors, omissions, or interruptions of the index.

You can obtain a free copy of Vanguard’s proxy voting	Source for Bloomberg Barclays indexes: Bloomberg
guidelines by visiting vanguard.com/proxyreporting or by	Index Services Limited. Copyright 2017, Bloomberg. All
calling Vanguard at 800-662-2739. The guidelines are	rights reserved.
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q940 022018

Annual Report | December 31, 2017

Vanguard Institutional Total Stock Market

Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	2
Results of Proxy Voting.	6
Fund Profile.	8
Performance Summary.	9
Financial Statements.	11
About Your Fund’s Expenses.	66
Glossary.	68

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• Vanguard Institutional Total Stock Market Index Fund returned about 21% for the 12 months ended December 31, 2017. The fund closely tracked its target index, the CRSP
US Total Market Index, and exceeded the average return of its multicapitalization core fund peers.

• The fund offers investors exposure to every segment, size, and style of the U.S.
equity market.

• For the period, large-cap stocks outperformed their small- and mid-cap counterparts.
Growth stocks outpaced value.

• Nine of the fund’s ten market sectors recorded positive returns, with technology, financials, and industrials contributing most to overall performance. Eight of the sectors had double-digit returns.

• The oil and gas and telecommunications sectors were the only detractors.

• For the ten years ended December 31, 2017, the fund posted an average annual return of almost 9%, in line with its benchmark and more than 2 percentage points ahead of its peers.

Total Returns: Fiscal Year Ended December 31, 2017
Total
Returns
Vanguard Institutional Total Stock Market Index Fund
Institutional Shares	21.13%
Institutional Plus Shares	21.13
CRSP US Total Market Index	21.19
Multi-Cap Core Funds Average	19.15

Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Total Returns: Ten Years Ended December 31, 2017
Average
Annual Return
Institutional Total Stock Market Index Fund Institutional Shares	8.77%
Spliced Institutional Total Stock Market Index	8.72
Multi-Cap Core Funds Average	6.74
For a benchmark description, see the Glossary.
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Chairman’s Perspective

Bill McNabb
Chairman

Dear Shareholder,

Lately I’ve been asked a lot about my legacy. And candidly, that phrase bugs me—it isn’t my legacy. Vanguard’s success is a result of thousands of my colleagues committing to a clear mission: helping investors achieve their financial goals.

The reason the topic has come up is that on December 31, 2017, I officially stepped down as Vanguard’s CEO after almost a decade in that role. I’ll remain chairman for a period to be determined by the board of directors. Tim Buckley, who was previously Vanguard’s president and chief investment officer, was elected CEO. I can’t think of a better successor.

I’ve spent 32 years at Vanguard—almost my entire professional life—and during that time I’ve had the good fortune of working with smart, principled colleagues from across the world. I’ve learned from each of them.

In particular, I would like to thank Jack Bogle, our founder, who took a chance on me when I was a young business school graduate, and Jack Brennan, my predecessor as CEO, who constantly challenged me with new roles and responsibilities.

When you’re just starting out, there is nothing quite like getting votes of confidence from people you respect.

The short list

A milestone like this naturally brings about some reflection. With that in mind, here’s a tally—by no means exhaustive—of the accomplishments that we at Vanguard are proud of:

Low costs. Over the last decade, we cut our average asset-weighted expense ratio by about 50%.1 This isn’t a result of some contrived price war. Since its founding, Vanguard has emphasized the benefits of low-cost investing. As Jack Bogle once said: “The honest steward who charges least, wins most. But not for himself; for those investors who entrust their assets to his care. It is not all that complicated.”

Global diversification. Through our thought leadership and investment options, such as our target-date funds, Vanguard has encouraged clients to obtain exposure to international markets.

Global diversification isn’t just about helping to control risk—it can also be a way of expanding your set of opportunities and harnessing the potential of all markets.

Market Barometer
		Average Annual Total Returns
	Periods Ended December 31, 2017
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	21.69%	11.23%	15.71%
Russell 2000 Index (Small-caps)	14.65	9.96	14.12
Russell 3000 Index (Broad U.S. market)	21.13	11.12	15.58
FTSE All-World ex US Index (International)	27.11	8.27	7.19

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	3.54%	2.24%	2.10%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	5.45	2.98	3.02
Citigroup Three-Month U.S. Treasury Bill Index	0.84	0.37	0.23

CPI
Consumer Price Index	2.11%	1.64%	1.43%

1 Source: Vanguard calculation, based on data from Morningstar, Inc., as of December 31, 2016.

I’ve been glad to see more and more clients embracing global diversification. I believe this trend will continue as Vanguard’s way of investing takes hold in international markets.

Affordable advice. In the wake of the 2008–2009 Global Financial Crisis, we began working on a new advice model. In 2015, we launched Vanguard Personal Advisor Services®, a hybrid advice offering that delivers value through a combination of a professional advisor and powerful digital technology at a competitive price.

Across the industry, we’ve seen the cost of providing advice coming down. Traditional advisors are embracing low-cost investments, and that, in turn, helps them reduce costs for their own clients. This is a trend that all of us at Vanguard would like to see continue.

Great people. I’ve interacted with hundreds of companies of all sizes and in all industries, and the one quality that sets Vanguard apart from most of them is our emphasis on people. It’s a testament to our culture that colleagues spend 15, 20, or, as in my case, more than 30 years of their professional lives here. Investors benefit because we have consistent, experienced fund management teams and a deep bench of talent that ensures that things go smoothly when it’s time for a transition.

We’ve done a great job attracting new talent, too. We made some notable additions to senior management in the last two years, and we’re continuously grooming our next generation of leaders.

Ready for what comes next

When I was contemplating coming to work at Vanguard, I sat down with my rowing coach at his home in Philadelphia. Over cheesesteaks, he told me that the most important thing was to work for a company that had the same values I held deeply. He was like a second father to me, so I trusted his judgment at a time when I wasn’t so sure about my own. Back then, I never could have anticipated the success Vanguard would have in the coming decades.

I’m no better at predicting the future now. Vanguard has enjoyed significant growth in the last few years, and that presents its own unique set of challenges and opportunities, such as the role we’re playing in advocating for better corporate governance among companies our funds invest in. And the asset management industry is confronting significant changes brought on by technology, shifting demographics, and new regulations.

Although the future is uncertain, I’m confident that Vanguard is well-prepared to tackle whatever comes its way. And one thing I’m sure of: There are big parts of the world that would be well-served by our way of investing.

It’s humbling to think about the impact the work we do at Vanguard has on clients who are trying to raise a family, buy a first home, save for college, or prepare for retirement. I’ve always tried to make decisions with investors’ best interests in mind. It has been a privilege working with people who hold to that same ideal.

Thank you for entrusting us with your assets.

F. William McNabb III
Chairman
January 1, 2018

Results of Proxy Voting

At a special meeting of shareholders on November 15, 2017, fund shareholders approved the following proposals:

Proposal 1—Elect trustees for the fund.*

The individuals listed in the table below were elected as trustees for the fund. All trustees with the exception of Ms. Mulligan, Ms. Raskin, and Mr. Buckley (each of whom already serves as a director of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

			Percentage
Trustee	For	Withheld	For
Mortimer J. Buckley	1,022,675,273	29,084,695	97.2%
Emerson U. Fullwood	1,022,589,162	29,170,807	97.2%
Amy Gutmann	1,022,485,898	29,274,071	97.2%
JoAnn Heffernan Heisen	1,022,596,459	29,163,510	97.2%
F. Joseph Loughrey	1,022,659,628	29,100,341	97.2%
Mark Loughridge	1,022,754,831	29,005,138	97.2%
Scott C. Malpass	1,022,570,307	29,189,661	97.2%
F. William McNabb III	1,022,529,651	29,230,318	97.2%
Deanna Mulligan	1,021,979,981	29,779,988	97.2%
André F. Perold	1,021,568,866	30,191,102	97.1%
Sarah Bloom Raskin	1,021,945,540	29,814,428	97.2%
Peter F. Volanakis	1,022,632,821	29,127,147	97.2%
* Results are for all funds within the same trust.

Proposal 2—Approve a manager-of-managers arrangement with third-party investment advisors.

This arrangement enables the fund to enter into and materially amend investment advisory arrangements with third-party investment advisors, subject to the approval of the fund’s board of trustees and certain conditions imposed by the Securities and Exchange Commission, while avoiding the costs and delays associated with obtaining future shareholder approval.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Institutional Total Stock Market
Index Fund	515,409,756	7,058,070	2,521,671	10,045,730	96.3%

Proposal 3—Approve a manager-of-managers arrangement with wholly owned subsidiaries of Vanguard.

This arrangement enables Vanguard or the fund to enter into and materially amend investment advisory arrangements with wholly owned subsidiaries of Vanguard, subject to the approval of the fund’s board of trustees and any conditions imposed by the Securities and Exchange Commission (SEC), while avoiding the costs and delays associated with obtaining future shareholder approval. The ability of the fund to operate in this manner is contingent upon the SEC’s approval of a pending application for an order of exemption.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Institutional Total Stock
Market Index Fund	515,711,812	7,164,229	2,113,456	10,045,730	96.4%

Proposal 6—Adopt the Funds’ Service Agreement for Vanguard Institutional Total Stock Market Index Fund.

The Fifth Amended and Restated Funds’ Service Agreement sets forth the advisory, administration, and distribution arrangements the funds have with Vanguard.

Vanguard Fund	For	Abstain	Against	Non-Votes	For
Institutional Total Stock
Market Index Fund	506,293,843	7,709,909	10,985,744	10,045,730	94.6%

Institutional Total Stock Market Index Fund

Fund Profile
As of December 31, 2017

Share-Class Characteristics
	Institutional	Institutional
	Shares	Plus Shares
Ticker Symbol	VITNX	VITPX
Expense Ratio[1]	0.035%	0.02%
30-Day SEC
Yield	1.77%	1.78%

Volatility Measures
CRSP US
Total Market
Index
R-Squared	1.00
Beta	1.00

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Portfolio Characteristics
		CRSP US
		Total Market
	Fund	Index
Number of Stocks	3,427	3,581
Median Market Cap	$66.8B	$66.8B
Price/Earnings Ratio	22.9x	22.9x
Price/Book Ratio	3.0x	3.0x
Return on Equity	15.1%	15.1%
Earnings Growth Rate	9.9%	9.9%
Dividend Yield	1.7%	1.7%
Foreign Holdings	0.1%	0.0%
Turnover Rate	7%	—
Short-Term Reserves	0.0%	—

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	2.8%
Microsoft Corp.	Software	2.4
Alphabet Inc.	Internet	2.3
Amazon.com Inc.	Broadline Retailers	1.7
Facebook Inc.	Internet	1.5
Berkshire Hathaway Inc.	Reinsurance	1.4
Johnson & Johnson	Pharmaceuticals	1.4
JPMorgan Chase & Co.	Banks	1.3
Exxon Mobil Corp.	Integrated Oil & Gas	1.3
Bank of America Corp.	Banks	1.1
Top Ten		17.2%

The holdings listed exclude any temporary cash investments and equity index products.

Sector Diversification (% of equity exposure)
		CRSP US
		Total Market
	Fund	Index
Basic Materials	2.7%	2.7%
Consumer Goods	9.0	9.0
Consumer Services	12.8	12.8
Financials	20.5	20.5
Health Care	12.6	12.6
Industrials	13.3	13.3
Oil & Gas	5.7	5.7
Technology	18.5	18.5
Telecommunications	1.9	1.9
Utilities	3.0	3.0

Investment Focus

Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

1 The expense ratios shown are from the prospectus dated April 27, 2017, as supplemented, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2017, the expense ratios were 0.04% for Institutional Shares and 0.02% for Institutional Plus Shares.

Institutional Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2007, Through December 31, 2017

Initial Investment of $5,000,000

	Average Annual Total Returns
	Periods Ended December 31, 2017

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment

Institutional Total Stock Market Index
Fund*Institutional Shares	21.13%	15.60%	8.77%	$11,586,890
Spliced Institutional Total Stock Market
• • • • • • • •
Index	21.19	15.58	8.72	11,538,737

– – – – Multi-Cap Core Funds Average	19.15	13.18	6.74	9,596,040

For a benchmark description, see the Glossary.
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $100,000,000
	Year	Years	Years	Investment
Institutional Total Stock Market Index Fund
Institutional Plus Shares	21.13%	15.62%	8.79%	$232,208,413
Spliced Institutional Total Stock Market Index	21.19	15.58	8.72	230,774,745

See Financial Highlights for dividend and capital gains information.

Institutional Total Stock Market Index Fund

Fiscal-Year Total Returns (%): December 31, 2007, Through December 31, 2017

For a benchmark description, see the Glossary.

Institutional Total Stock Market Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (2.7%)
	DowDuPont Inc.	3,701,739	263,638
	Praxair Inc.	452,244	69,953
	Air Products &
	Chemicals Inc.	344,873	56,587
	Ecolab Inc.	410,383	55,065
	LyondellBasell
	Industries NV Class A	498,339	54,977
	PPG Industries Inc.	401,540	46,908
*	Freeport-McMoRan Inc.	2,175,685	41,251
	International Paper Co.	653,076	37,839
	Nucor Corp.	501,637	31,894
	Newmont Mining Corp.	844,398	31,682
	Celanese Corp. Class A	213,993	22,914
	Albemarle Corp.	174,277	22,288
	Arconic Inc.	760,580	20,726
	FMC Corp.	212,632	20,128
	International Flavors &
	Fragrances Inc.	125,514	19,155
	Eastman Chemical Co.	202,817	18,789
	Avery Dennison Corp.	139,310	16,001
	CF Industries Holdings
	Inc.	370,601	15,765
	Steel Dynamics Inc.	354,884	15,306
*	Alcoa Corp.	277,622	14,956
	Chemours Co.	292,694	14,652
	Mosaic Co.	554,760	14,235
*	Axalta Coating Systems
	Ltd.	345,074	11,167
	RPM International Inc.	211,702	11,097
	Huntsman Corp.	322,718	10,743
	United States Steel Corp.	275,570	9,697
	Olin Corp.	265,510	9,447
	Reliance Steel &
	Aluminum Co.	107,167	9,194
	Royal Gold Inc.	103,536	8,502
	WR Grace & Co.	107,748	7,556

	Scotts Miracle-Gro Co.	69,871	7,476
	Ashland Global Holdings
	Inc.	99,090	7,055
	Westlake Chemical Corp.	61,876	6,592
	Versum Materials Inc.	173,764	6,577
	NewMarket Corp.	15,155	6,022
*	Peabody Energy Corp.	149,793	5,897
	PolyOne Corp.	130,766	5,688
*	Univar Inc.	178,388	5,523
	Cabot Corp.	84,671	5,215
	Sensient Technologies
	Corp.	70,794	5,179
	Domtar Corp.	100,402	4,972
*	Allegheny Technologies
	Inc.	200,009	4,828
*	Ingevity Corp.	67,542	4,760
	HB Fuller Co.	80,751	4,350
	US Silica Holdings Inc.	129,816	4,227
	Balchem Corp.	50,985	4,109
	Minerals Technologies Inc.	56,260	3,874
	Carpenter Technology
	Corp.	75,022	3,825
^	Compass Minerals
	International Inc.	52,493	3,793
	Commercial Metals Co.	169,210	3,608
*	GCP Applied
	Technologies Inc.	108,807	3,471
*	Cleveland-Cliffs Inc.	474,289	3,420
*	Platform Specialty
	Products Corp.	322,836	3,203
	Worthington Industries
	Inc.	71,480	3,149
	Quaker Chemical Corp.	20,315	3,063
	KapStone Paper and
	Packaging Corp.	133,263	3,024
*	Ferro Corp.	126,962	2,995
	Arch Coal Inc. Class A	31,637	2,947
	Tronox Ltd. Class A	135,594	2,781
	Kaiser Aluminum Corp.	25,552	2,730

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	AK Steel Holding Corp.	473,389	2,679
	Innospec Inc.	36,732	2,593
	Hecla Mining Co.	635,806	2,524
*	Cambrex Corp.	52,351	2,513
*	Kraton Corp.	51,120	2,462
	Stepan Co.	29,809	2,354
	Neenah Paper Inc.	24,952	2,262
*	Coeur Mining Inc.	295,977	2,220
*	AdvanSix Inc.	47,486	1,998
	Rayonier Advanced
	Materials Inc.	85,703	1,753
	Calgon Carbon Corp.	82,088	1,748
	Innophos Holdings Inc.	34,094	1,593
	Chase Corp.	12,897	1,554
*	Koppers Holdings Inc.	30,343	1,544
*	Century Aluminum Co.	77,734	1,527
	A Schulman Inc.	40,279	1,500
	PH Glatfelter Co.	69,738	1,495
	Deltic Timber Corp.	15,986	1,464
	KMG Chemicals Inc.	20,285	1,340
*	Clearwater Paper Corp.	29,346	1,332
*	Fairmount Santrol
	Holdings Inc.	248,236	1,298
*	SunCoke Energy Inc.	107,817	1,293
*	CONSOL Energy Inc.	30,195	1,193
	Warrior Met Coal Inc.	42,903	1,079
*	Resolute Forest
	Products Inc.	96,759	1,069
	Kronos Worldwide Inc.	39,830	1,026
*	CSW Industrials Inc.	20,541	944
	American Vanguard Corp.	46,909	922
*	Verso Corp.	52,298	919
*	PQ Group Holdings Inc.	51,484	847
	Tredegar Corp.	44,001	845
*	OMNOVA Solutions Inc.	73,095	731
	Haynes International Inc.	22,316	715
	Hawkins Inc.	18,122	638
*	Intrepid Potash Inc.	132,867	632
*	Cloud Peak Energy Inc.	127,884	569
*	Codexis Inc.	67,816	566
	Aceto Corp.	51,223	529
*	Veritiv Corp.	16,978	491
	FutureFuel Corp.	32,588	459
*,^	Uranium Energy Corp.	208,018	368
	Hallador Energy Co.	59,094	360
	Gold Resource Corp.	80,637	355
	Olympic Steel Inc.	16,393	352
*	Nexeo Solutions Inc.	38,412	350
*	AgroFresh Solutions Inc.	39,917	295
	Ampco-Pittsburgh Corp.	20,590	255
*	Universal Stainless &
	Alloy Products Inc.	10,736	230
*	LSB Industries Inc.	26,149	229
*	Ryerson Holding Corp.	20,819	217

*	ChromaDex Corp.	34,347	202
	Northern Technologies
	International Corp.	7,320	182
	Friedman Industries Inc.	30,651	174
*	NL Industries Inc.	11,171	159
	Synalloy Corp.	8,721	117
*	General Moly Inc.	296,729	98
*	Senomyx Inc.	66,934	87
*,^	Pershing Gold Corp.	35,760	86
*,^	Golden Minerals Co.	192,977	83
*,^	Westwater Resources Inc.	59,443	64
*,^	Solitario Zinc Corp.	56,237	34
*	Westmoreland Coal Co.	26,176	32
*	Ikonics Corp.	3,253	25
	United-Guardian Inc.	1,067	20
*	Ur-Energy Inc.	15,872	11
*,^	Ramaco Resources Inc.	1,279	9
*	TOR Minerals
	International Inc.	682	4
*	Comstock Mining Inc.	4,391	2
^	US Gold Corp.	915	2
*	Paramount Gold Nevada
	Corp.	700	1
			1,176,088
Consumer Goods (9.0%)
	Procter & Gamble Co.	4,014,305	368,834
	Coca-Cola Co.	6,068,943	278,443
	PepsiCo Inc.	2,250,041	269,825
	Philip Morris
	International Inc.	2,458,913	259,784
	Altria Group Inc.	3,020,108	215,666
	NIKE Inc. Class B	2,059,841	128,843
	Colgate-Palmolive Co.	1,389,157	104,812
	Mondelez International
	Inc. Class A	2,245,480	96,107
	Monsanto Co.	695,825	81,258
	General Motors Co.	1,907,538	78,190
	Ford Motor Co.	6,156,377	76,893
	Kraft Heinz Co.	963,605	74,930
	Activision Blizzard Inc.	1,136,558	71,967
	Kimberly-Clark Corp.	555,089	66,977
*,^	Tesla Inc.	212,731	66,234
	Constellation Brands
	Inc. Class A	258,988	59,197
	General Mills Inc.	898,346	53,263
*	Electronic Arts Inc.	486,993	51,163
	Estee Lauder Cos. Inc.
	Class A	355,462	45,229
*	Monster Beverage Corp.	669,993	42,404
	Stanley Black & Decker
	Inc.	241,787	41,029
	Tyson Foods Inc. Class A	470,816	38,169
	VF Corp.	497,769	36,835
*	Aptiv plc	419,783	35,610

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Archer-Daniels-Midland
	Co.	883,166	35,397
	Clorox Co.	203,502	30,269
	Kellogg Co.	436,491	29,673
	DR Horton Inc.	560,078	28,603
	Dr Pepper Snapple
	Group Inc.	285,307	27,692
*	Mohawk Industries Inc.	99,445	27,437
	Hershey Co.	225,023	25,542
	Conagra Brands Inc.	644,838	24,291
	Newell Brands Inc.	774,241	23,924
	Molson Coors Brewing
	Co. Class B	277,610	22,783
	JM Smucker Co.	170,546	21,189
	Genuine Parts Co.	220,450	20,945
	Brown-Forman Corp.
	Class B	291,828	20,040
	Lennar Corp. Class A	314,820	19,909
	Church & Dwight Co. Inc.	396,321	19,883
*	Take-Two Interactive
	Software Inc.	180,952	19,865
	Tapestry Inc.	448,859	19,853
*	NVR Inc.	5,641	19,790
	McCormick & Co. Inc.	189,014	19,262
	Whirlpool Corp.	113,183	19,087
*	LKQ Corp.	463,183	18,838
	Lear Corp.	106,394	18,796
	BorgWarner Inc.	332,471	16,986
	PVH Corp.	121,856	16,720
	Hasbro Inc.	176,687	16,059
	Ingredion Inc.	113,029	15,801
	Snap-on Inc.	89,908	15,671
	Hormel Foods Corp.	418,424	15,226
	Campbell Soup Co.	309,089	14,870
	Bunge Ltd.	221,340	14,847
*	Michael Kors Holdings
	Ltd.	228,181	14,364
	Coty Inc. Class A	710,424	14,130
	PulteGroup Inc.	418,481	13,914
^	Harley-Davidson Inc.	266,582	13,564
	Leucadia National Corp.	507,338	13,439
	Lamb Weston Holdings
	Inc.	231,743	13,082
	Goodyear Tire & Rubber
	Co.	386,168	12,477
*	WABCO Holdings Inc.	84,827	12,173
	Hanesbrands Inc.	574,504	12,013
	Thor Industries Inc.	79,120	11,925
*	Middleby Corp.	87,734	11,840
*	Lululemon Athletica Inc.	148,722	11,688
	Polaris Industries Inc.	93,953	11,649
	Toll Brothers Inc.	235,908	11,328
	Pinnacle Foods Inc.	187,865	11,172
*	US Foods Holding Corp.	340,352	10,867

	Leggett & Platt Inc.	209,005	9,976
	Gentex Corp.	452,489	9,480
	Ralph Lauren Corp.
	Class A	87,591	9,082
	Carter’s Inc.	74,612	8,766
	Mattel Inc.	540,912	8,319
*	Skechers U. S. A. Inc.
	Class A	213,766	8,089
	Valvoline Inc.	322,514	8,082
*	Post Holdings Inc.	99,310	7,868
	Pool Corp.	59,679	7,737
	Brunswick Corp.	138,876	7,669
*	Delphi Technologies plc	140,901	7,393
	Dana Inc.	227,955	7,297
	CalAtlantic Group Inc.	128,072	7,222
*	Wayfair Inc.	86,098	6,911
*	Hain Celestial Group Inc.	156,029	6,614
*	Herbalife Ltd.	96,200	6,515
*	Visteon Corp.	50,114	6,271
	Snyder’s-Lance Inc.	121,660	6,093
	Nu Skin Enterprises Inc.
	Class A	79,636	5,434
	Flowers Foods Inc.	278,435	5,377
*	Edgewell Personal Care
	Co.	88,315	5,245
*	Welbilt Inc.	222,953	5,242
*	Zynga Inc. Class A	1,239,117	4,956
	LCI Industries	37,841	4,919
	Tenneco Inc.	82,205	4,812
*	Darling Ingredients Inc.	264,160	4,789
	Energizer Holdings Inc.	98,970	4,749
	Wolverine World Wide
	Inc.	148,181	4,724
*,^	Blue Buffalo Pet
	Products Inc.	142,393	4,669
*	Tempur Sealy
	International Inc.	73,295	4,595
*	TreeHouse Foods Inc.	91,017	4,502
	Tupperware Brands Corp.	68,905	4,320
	KB Home	135,079	4,316
	Sanderson Farms Inc.	30,795	4,274
*,^	Under Armour Inc.
	Class A	291,897	4,212
*	Helen of Troy Ltd.	43,544	4,195
*	TRI Pointe Group Inc.	230,724	4,135
	Spectrum Brands
	Holdings Inc.	36,784	4,135
*	Deckers Outdoor Corp.	51,166	4,106
*	Steven Madden Ltd.	86,135	4,023
*,^	Under Armour Inc.	296,662	3,952
	Herman Miller Inc.	96,013	3,845
^	B&G Foods Inc.	106,501	3,744
	J&J Snack Foods Corp.	24,117	3,662
	Vector Group Ltd.	163,334	3,655

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Lancaster Colony Corp.	27,385	3,538
*	Cooper-Standard
	Holdings Inc.	28,685	3,514
*	iRobot Corp.	41,856	3,210
*	Taylor Morrison Home
	Corp. Class A	130,901	3,203
*	Meritage Homes Corp.	62,536	3,202
*	Dorman Products Inc.	52,287	3,197
	Columbia Sportswear Co.	43,681	3,140
	Cooper Tire & Rubber Co.	82,361	2,911
	HNI Corp.	71,131	2,744
*	American Axle &
	Manufacturing Holdings
	Inc.	159,138	2,710
	Interface Inc. Class A	103,611	2,606
	Winnebago Industries Inc.	46,505	2,586
*	Boston Beer Co. Inc.
	Class A	13,474	2,575
	WD-40 Co.	21,463	2,533
	Fresh Del Monte
	Produce Inc.	52,829	2,518
	Nutrisystem Inc.	47,443	2,496
*	Pilgrim’s Pride Corp.	79,635	2,473
	La-Z-Boy Inc.	77,559	2,420
*	Central Garden & Pet
	Co. Class A	62,520	2,358
	MDC Holdings Inc.	73,829	2,354
*	G-III Apparel Group Ltd.	62,526	2,307
*	Sleep Number Corp.	61,192	2,300
	Schweitzer-Mauduit
	International Inc.	50,099	2,272
	Camping World Holdings
	Inc. Class A	50,070	2,240
*	Cavco Industries Inc.	14,275	2,178
	Callaway Golf Co.	155,476	2,166
*	ACCO Brands Corp.	175,812	2,145
*	Hostess Brands Inc.
	Class A	143,900	2,131
*	Fox Factory Holding Corp.	54,831	2,130
	Universal Corp.	40,106	2,106
*	Cal-Maine Foods Inc.	45,671	2,030
*	LGI Homes Inc.	26,536	1,991
	Oxford Industries Inc.	26,278	1,976
	Steelcase Inc. Class A	128,318	1,950
	Seaboard Corp.	441	1,945
	Calavo Growers Inc.	22,592	1,907
	Knoll Inc.	82,527	1,901
*	Gentherm Inc.	57,881	1,838
	Coca-Cola Bottling Co.
	Consolidated	8,130	1,750
	National Beverage Corp.	17,924	1,747
	Briggs & Stratton Corp.	67,148	1,704
	Dean Foods Co.	143,619	1,660
*	Fitbit Inc. Class A	283,829	1,621

*	Modine Manufacturing Co.	79,929	1,615
*	M/I Homes Inc.	45,406	1,562
*	USANA Health Sciences
	Inc.	20,714	1,534
	Lennar Corp. Class B	29,349	1,517
	MGP Ingredients Inc.	19,255	1,480
*	Avon Products Inc.	686,678	1,476
	Standard Motor
	Products Inc.	32,712	1,469
*	Crocs Inc.	110,386	1,395
*	Vista Outdoor Inc.	94,569	1,378
	Andersons Inc.	43,787	1,364
*,^	GoPro Inc. Class A	178,563	1,352
	Inter Parfums Inc.	30,510	1,326
*	William Lyon Homes
	Class A	43,676	1,270
	Medifast Inc.	18,137	1,266
*	Century Communities Inc.	40,040	1,245
	Ethan Allen Interiors Inc.	42,167	1,206
^	Acushnet Holdings Corp.	53,251	1,123
*	Unifi Inc.	29,894	1,072
*	Beazer Homes USA Inc.	54,611	1,049
	John B Sanfilippo & Son
	Inc.	15,878	1,004
	Phibro Animal Health
	Corp. Class A	28,689	961
	Titan International Inc.	74,015	953
*	Universal Electronics Inc.	20,130	951
	Kimball International Inc.
	Class B	49,604	926
	Movado Group Inc.	28,151	906
*	Stoneridge Inc.	38,742	886
^	National Presto Industries
	Inc.	8,904	886
*	Malibu Boats Inc. Class A	29,477	876
	Tower International Inc.	27,919	853
*	Motorcar Parts of
	America Inc.	33,341	833
	Culp Inc.	23,930	802
	Hooker Furniture Corp.	17,970	763
*	Nautilus Inc.	54,113	722
*	ZAGG Inc.	39,099	721
*,^	elf Beauty Inc.	31,982	714
^	Tootsie Roll Industries Inc.	19,596	713
	Bassett Furniture
	Industries Inc.	18,870	710
*	Freshpet Inc.	36,257	687
	Flexsteel Industries Inc.	13,641	638
*	Farmer Brothers Co.	19,716	634
*	Glu Mobile Inc.	170,862	622
*	Perry Ellis International
	Inc.	23,056	577
*	Hovnanian Enterprises
	Inc. Class A	169,959	569

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Amplify Snack Brands Inc.	45,735	549
*	Central Garden & Pet Co.	13,588	529
	Superior Industries
	International Inc.	35,606	529
*,^	Fossil Group Inc.	66,446	516
*	MCBC Holdings Inc.	22,762	506
*,^	22nd Century Group Inc.	173,168	485
*	Primo Water Corp.	38,032	478
	Johnson Outdoors Inc.
	Class A	6,747	419
*	Vera Bradley Inc.	34,158	416
	Limoneira Co.	15,910	356
	Weyco Group Inc.	11,573	344
	Hamilton Beach Brands
	Holding Co. Class A	12,850	330
	Core Molding
	Technologies Inc.	14,876	323
	Alico Inc.	10,314	304
	Lifetime Brands Inc.	18,025	297
	Superior Uniform Group
	Inc.	11,098	296
	Marine Products Corp.	22,001	280
*,^	Revlon Inc. Class A	12,613	275
*,^	Jamba Inc.	30,975	250
	Strattec Security Corp.	5,352	233
	Turning Point Brands Inc.	10,586	224
*	Seneca Foods Corp.
	Class A	7,222	222
	Oil-Dri Corp. of America	5,275	219
*	Clarus Corp.	27,241	214
*	Craft Brew Alliance Inc.	10,411	200
*	Delta Apparel Inc.	9,636	195
	Libbey Inc.	25,544	192
*	Dixie Group Inc.	49,612	191
*,^	Castle Brands Inc.	144,703	177
	Escalade Inc.	13,847	170
*	Alliance One
	International Inc.	12,741	169
*	Eastman Kodak Co.	53,569	166
*	Lifeway Foods Inc.	19,311	154
*	New Home Co. Inc.	11,770	147
*	Celsius Holdings Inc.	27,420	144
*	Shiloh Industries Inc.	17,337	142
*,^	PolarityTE Inc.	5,858	136
^	Orchids Paper Products
	Co.	10,552	135
*	Skyline Corp.	10,242	132
*,^	JAKKS Pacific Inc.	53,883	127
*	Lakeland Industries Inc.	8,700	127
*	Natural Alternatives
	International Inc.	12,166	126
*	Iconix Brand Group Inc.	96,145	124
*,^	Vuzix Corp.	19,829	124
	Rocky Brands Inc.	6,414	121

*	Lifevantage Corp.	24,902	119
*	Coffee Holding Co. Inc.	27,594	118
	Nature’s Sunshine
	Products Inc.	10,016	116
*,^	S&W Seed Co.	29,005	113
*	US Auto Parts Network
	Inc.	44,190	111
	Mannatech Inc.	7,199	108
	LS Starrett Co. Class A	11,175	96
	Kewaunee Scientific Corp.	3,287	95
*,^	Funko Inc. Class A	13,160	88
*	Lipocine Inc.	24,909	86
	A-Mark Precious Metals
	Inc.	5,546	82
*	Sequential Brands Group
	Inc.	39,641	71
*,^	Akoustis Technologies
	Inc.	11,221	70
	Virco Manufacturing
	Corp.	12,967	65
*,^	Veru Inc.	52,315	60
*	Emerson Radio Corp.	37,808	55
*,^	New Age Beverages
	Corp.	24,648	53
	Acme United Corp.	1,981	46
*	Zedge Inc. Class B	14,083	39
*	Summer Infant Inc.	22,600	34
*	Cherokee Inc.	17,282	33
	Crown Crafts Inc.	4,278	28
*	Alpha Pro Tech Ltd.	6,000	24
	CompX International Inc.	1,065	14
*	Stanley Furniture Co. Inc.	15,291	13
*	Willamette Valley
	Vineyards Inc.	1,400	12
*	Crystal Rock Holdings Inc.	7,780	6
*	Cyanotech Corp.	997	4
	Rocky Mountain
	Chocolate Factory Inc.	224	3
			3,900,950
Consumer Services (12.7%)
*	Amazon.com Inc.	648,226	758,081
	Home Depot Inc.	1,847,727	350,200
	Comcast Corp. Class A	7,382,159	295,655
	Walt Disney Co.	2,270,632	244,116
	Wal-Mart Stores Inc.	2,364,269	233,472
	McDonald’s Corp.	1,262,098	217,232
*	Priceline Group Inc.	77,062	133,914
	Costco Wholesale Corp.	691,241	128,654
*	Netflix Inc.	650,424	124,855
	Starbucks Corp.	2,138,298	122,802
	Lowe’s Cos. Inc.	1,317,325	122,432
	CVS Health Corp.	1,602,788	116,202
	Time Warner Inc.	1,170,213	107,039

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Charter Communications
	Inc. Class A	295,142	99,156
	Walgreens Boots
	Alliance Inc.	1,357,520	98,583
	TJX Cos. Inc.	954,236	72,961
*	eBay Inc.	1,566,741	59,129
	Marriott International
	Inc. Class A	432,491	58,702
	Twenty-First Century
	Fox Inc. Class A	1,658,161	57,256
	Delta Air Lines Inc.	1,014,182	56,794
	Target Corp.	859,548	56,085
	Southwest Airlines Co.	844,492	55,272
	McKesson Corp.	329,903	51,448
	Ross Stores Inc.	608,863	48,861
	Sysco Corp.	741,457	45,029
	Yum! Brands Inc.	533,713	43,556
	Las Vegas Sands Corp.	624,684	43,409
	Carnival Corp.	632,392	41,972
	Dollar General Corp.	431,797	40,161
	Kroger Co.	1,406,548	38,610
*	Dollar Tree Inc.	355,521	38,151
	American Airlines
	Group Inc.	681,145	35,440
*	O’Reilly Automotive Inc.	134,426	32,335
	Royal Caribbean
	Cruises Ltd.	270,890	32,312
	CBS Corp. Class B	528,035	31,154
*	AutoZone Inc.	43,393	30,868
	Cardinal Health Inc.	497,963	30,510
*	United Continental
	Holdings Inc.	409,005	27,567
	Best Buy Co. Inc.	402,205	27,539
	MGM Resorts
	International	806,148	26,917
	Omnicom Group Inc.	364,208	26,525
	Hilton Worldwide
	Holdings Inc.	329,428	26,308
	Twenty-First Century
	Fox Inc.	703,998	24,020
	AmerisourceBergen
	Corp. Class A	258,883	23,771
	Expedia Inc.	197,929	23,706
	L Brands Inc.	381,012	22,945
	Wynn Resorts Ltd.	129,920	21,903
*	Ulta Beauty Inc.	92,270	20,637
	Nielsen Holdings plc	562,928	20,491
	Tiffany & Co.	187,021	19,441
	Darden Restaurants Inc.	195,027	18,726
*	CarMax Inc.	287,196	18,418
	Viacom Inc. Class B	575,697	17,737
	Wyndham Worldwide
	Corp.	151,116	17,510
	Aramark	390,506	16,690

*	DISH Network Corp.
	Class A	343,016	16,379
*	Norwegian Cruise Line
	Holdings Ltd.	289,731	15,428
*	Liberty Interactive Corp.
	QVC Group Class A	610,079	14,898
	Tractor Supply Co.	198,255	14,820
	Kohl’s Corp.	265,428	14,394
	Alaska Air Group Inc.	195,437	14,367
*	Copart Inc.	330,417	14,271
	Gap Inc.	400,459	13,640
	Vail Resorts Inc.	63,963	13,590
*	Burlington Stores Inc.	108,300	13,324
	Domino’s Pizza Inc.	69,361	13,106
	News Corp. Class A	798,601	12,945
*,^	Chipotle Mexican Grill
	Inc. Class A	44,741	12,931
	Interpublic Group of
	Cos. Inc.	615,280	12,404
	Macy’s Inc.	479,007	12,066
	FactSet Research
	Systems Inc.	61,666	11,887
^	Sirius XM Holdings Inc.	2,190,772	11,743
	Scripps Networks
	Interactive Inc. Class A	135,694	11,586
*	JetBlue Airways Corp.	505,224	11,287
	Advance Auto Parts Inc.	110,734	11,039
	KAR Auction Services Inc.	215,644	10,892
*	ServiceMaster Global
	Holdings Inc.	211,802	10,859
*	Caesars Entertainment
	Corp.	843,200	10,666
	Service Corp.
	International	281,656	10,511
*	Liberty Media Corp-
	Liberty Formula One	304,442	10,400
*	Liberty Media Corp-
	Liberty SiriusXM
	Class C	260,804	10,343
*	GrubHub Inc.	137,882	9,900
	Dunkin’ Brands Group
	Inc.	143,106	9,226
	Foot Locker Inc.	196,440	9,209
*	Live Nation
	Entertainment Inc.	213,998	9,110
	Nordstrom Inc.	184,341	8,734
	H&R Block Inc.	331,318	8,687
*	Bright Horizons Family
	Solutions Inc.	83,176	7,819
	Rollins Inc.	157,200	7,315
	Six Flags Entertainment
	Corp.	107,901	7,183
	Dun & Bradstreet Corp.	59,143	7,003

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Discovery
	Communications Inc.	329,928	6,985
*	Grand Canyon
	Education Inc.	76,713	6,868
	Casey’s General Stores
	Inc.	60,636	6,788
*	Beacon Roofing Supply
	Inc.	106,384	6,783
	Chemed Corp.	25,961	6,309
	Sabre Corp.	306,687	6,287
^	Williams-Sonoma Inc.	120,604	6,235
^	Cracker Barrel Old
	Country Store Inc.	38,487	6,115
	Cinemark Holdings Inc.	168,892	5,881
*	Five Below Inc.	88,209	5,850
*	TripAdvisor Inc.	168,754	5,815
*	Madison Square Garden
	Co. Class A	27,449	5,788
	Extended Stay America
	Inc.	299,529	5,691
	Dolby Laboratories Inc.
	Class A	88,103	5,462
^	Signet Jewelers Ltd.	96,108	5,435
*	Discovery
	Communications Inc.
	Class A	241,957	5,415
*	Liberty Media Corp-
	Liberty SiriusXM
	Class A	136,311	5,406
	Nexstar Media Group
	Inc. Class A	68,941	5,391
	Texas Roadhouse Inc.
	Class A	102,225	5,385
	Tribune Media Co.
	Class A	124,578	5,291
	AMERCO	13,817	5,222
*	Performance Food
	Group Co.	157,635	5,218
*	Lions Gate Entertainment
	Corp. Class B	163,543	5,191
	Cable One Inc.	7,335	5,159
*	Yelp Inc. Class A	122,536	5,142
*	Avis Budget Group Inc.	116,313	5,104
*	Hyatt Hotels Corp.
	Class A	68,451	5,034
*	Spirit Airlines Inc.	110,963	4,977
*	Hilton Grand Vacations
	Inc.	118,495	4,971
*	Sprouts Farmers Market
	Inc.	201,927	4,917
*	SiteOne Landscape
	Supply Inc.	63,695	4,885
*	Stamps.com Inc.	25,901	4,869
	ILG Inc.	170,185	4,847

	TEGNA Inc.	343,905	4,842
*	AutoNation Inc.	94,230	4,837
	John Wiley & Sons Inc.
	Class A	73,449	4,829
	American Eagle
	Outfitters Inc.	256,234	4,817
	Wendy’s Co.	290,031	4,762
	Churchill Downs Inc.	20,459	4,761
	Bed Bath & Beyond Inc.	214,307	4,713
	Sinclair Broadcast
	Group Inc. Class A	123,116	4,660
	Jack in the Box Inc.	47,320	4,643
*	Planet Fitness Inc.
	Class A	133,494	4,623
	Marriott Vacations
	Worldwide Corp.	34,056	4,605
	Choice Hotels
	International Inc.	58,870	4,568
	Aaron’s Inc.	113,415	4,520
	Boyd Gaming Corp.	127,079	4,454
*	Scientific Games Corp.
	Class A	85,026	4,362
*	AMC Networks Inc.
	Class A	80,337	4,345
*	Murphy USA Inc.	52,612	4,228
	Lithia Motors Inc. Class A	37,059	4,210
*	Michaels Cos. Inc.	173,764	4,203
	SkyWest Inc.	78,955	4,192
	Meredith Corp.	63,398	4,187
*	Ollie’s Bargain Outlet
	Holdings Inc.	78,301	4,170
	Regal Entertainment
	Group Class A	181,089	4,167
	Hillenbrand Inc.	90,691	4,054
	Children’s Place Inc.	27,771	4,036
*	Penn National Gaming
	Inc.	127,446	3,993
*	United Natural Foods Inc.	80,998	3,991
	Graham Holdings Co.
	Class B	7,041	3,931
*,^	Altice USA Inc. Class A	184,114	3,909
*	Sally Beauty Holdings Inc.	207,056	3,884
*	Liberty Expedia Holdings
	Inc. Class A	87,097	3,861
	New York Times Co.
	Class A	206,485	3,820
*	Urban Outfitters Inc.	108,946	3,820
	Red Rock Resorts Inc.
	Class A	110,466	3,727
	Adtalem Global
	Education Inc.	88,235	3,710
*	Sotheby’s	71,664	3,698
^	Big Lots Inc.	64,894	3,644

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Dick’s Sporting Goods
	Inc.	126,369	3,632
*	Dave & Buster’s
	Entertainment Inc.	65,579	3,618
	PriceSmart Inc.	41,508	3,574
*	Buffalo Wild Wings Inc.	21,769	3,404
*	Groupon Inc. Class A	657,568	3,354
*	Etsy Inc.	163,102	3,335
*,^	Rite Aid Corp.	1,690,340	3,330
	Hawaiian Holdings Inc.	83,458	3,326
*	Acxiom Corp.	119,886	3,304
^	Cheesecake Factory Inc.	66,879	3,222
	Allegiant Travel Co.
	Class A	20,499	3,172
*	Rush Enterprises Inc.
	Class A	61,055	3,102
	Office Depot Inc.	833,407	2,950
	Brinker International Inc.	75,509	2,933
*	Pinnacle Entertainment
	Inc.	89,430	2,927
	GameStop Corp. Class A	162,503	2,917
*,^	Cars.com Inc.	100,346	2,894
	Time Inc.	156,054	2,879
	Bloomin’ Brands Inc.	134,221	2,864
*	Eldorado Resorts Inc.	84,441	2,799
	Monro Inc.	49,057	2,794
	Morningstar Inc.	27,605	2,677
*	RH	30,503	2,630
	Matthews International
	Corp. Class A	49,050	2,590
	Penske Automotive
	Group Inc.	53,868	2,578
*	Shutterfly Inc.	51,466	2,560
*	Lions Gate
	Entertainment Corp.
	Class A	75,331	2,547
	Bob Evans Farms Inc.	31,635	2,493
*	La Quinta Holdings Inc.	132,441	2,445
*	Herc Holdings Inc.	37,529	2,350
	DSW Inc. Class A	108,336	2,319
	Group 1 Automotive Inc.	31,995	2,271
	Caleres Inc.	67,310	2,254
	Core-Mark Holding Co.
	Inc.	69,586	2,198
*	Chegg Inc.	133,712	2,182
	Papa John’s International
	Inc.	37,910	2,127
	Entercom
	Communications Corp.
	Class A	194,801	2,104
	Gannett Co. Inc.	180,823	2,096
*,^	Trade Desk Inc. Class A	45,589	2,085
	HSN Inc.	51,149	2,064

*	Weight Watchers
	International Inc.	46,545	2,061
*	Gray Television Inc.	121,976	2,043
*	Asbury Automotive
	Group Inc.	30,931	1,980
*	MSG Networks Inc.	97,289	1,970
*	Hertz Global Holdings Inc.	87,476	1,933
	Abercrombie & Fitch Co.	109,228	1,904
^	Sonic Corp.	66,368	1,824
*,^	Overstock.com Inc.	28,356	1,812
	World Wrestling
	Entertainment Inc.
	Class A	59,103	1,807
*	Belmond Ltd. Class A	145,992	1,788
	Chico’s FAS Inc.	201,080	1,774
*	Pandora Media Inc.	365,591	1,762
	Scholastic Corp.	43,587	1,748
	Wingstop Inc.	44,377	1,730
	Tailored Brands Inc.	76,841	1,677
	Guess? Inc.	95,638	1,614
*	Houghton Mifflin
	Harcourt Co.	172,920	1,608
	SpartanNash Co.	59,939	1,599
*	Diplomat Pharmacy Inc.	78,299	1,571
	Strayer Education Inc.	17,188	1,540
	PetMed Express Inc.	32,923	1,498
*,^	JC Penney Co. Inc.	469,172	1,483
*,^	Roku Inc.	28,289	1,465
	Capella Education Co.	18,828	1,457
*	Quotient Technology Inc.	121,771	1,431
*	Lumber Liquidators
	Holdings Inc.	44,129	1,385
	DineEquity Inc.	27,069	1,373
	SUPERVALU Inc.	62,376	1,347
*	EW Scripps Co. Class A	84,992	1,328
	International Speedway
	Corp. Class A	33,288	1,327
	BJ’s Restaurants Inc.	35,556	1,294
*	Liberty Media Corp-
	Liberty Braves Series C	56,214	1,249
*	Simply Good Foods Co.	87,441	1,247
^	Dillard’s Inc. Class A	20,376	1,224
	New Media Investment
	Group Inc.	71,814	1,205
*	Express Inc.	118,629	1,204
*	Liberty Media Corp-
	Liberty Formula One
	Class A	36,679	1,200
*	TrueCar Inc.	106,431	1,192
*	Denny’s Corp.	89,333	1,183
*	Career Education Corp.	97,483	1,178
*	Red Robin Gourmet
	Burgers Inc.	20,390	1,150
*	SP Plus Corp.	30,661	1,138

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	AMC Entertainment
	Holdings Inc. Class A	75,204	1,136
*	SeaWorld Entertainment
	Inc.	83,388	1,132
^	Buckle Inc.	46,518	1,105
*	Shake Shack Inc. Class A	24,914	1,076
*	Liberty TripAdvisor
	Holdings Inc. Class A	111,154	1,048
*	Laureate Education Inc.
	Class A	75,795	1,028
*	Genesco Inc.	30,260	983
*	Trupanion Inc.	32,961	965
*	XO Group Inc.	51,921	958
*	Providence Service Corp.	15,954	947
	Finish Line Inc. Class A	64,786	941
*	National Vision Holdings
	Inc.	23,011	934
*	Regis Corp.	60,618	931
*,^	Party City Holdco Inc.	64,872	905
*,^	Conn’s Inc.	25,163	895
	Ruth’s Hospitality Group
	Inc.	40,885	885
*	ANGI Homeservices Inc.
	Class A	84,584	885
*	MDC Partners Inc.
	Class A	86,937	848
	Ingles Markets Inc.
	Class A	24,484	847
*	Biglari Holdings Inc.	2,013	834
	Marcus Corp.	30,097	823
*	K12 Inc.	51,552	820
*	Chuy’s Holdings Inc.	29,098	816
*	Monarch Casino &
	Resort Inc.	17,984	806
	Rent-A-Center Inc.	71,646	795
*	Chefs’ Warehouse Inc.	35,994	738
	Weis Markets Inc.	17,604	729
*	At Home Group Inc.	23,915	727
	National CineMedia Inc.	105,180	722
*	MarineMax Inc.	38,169	721
	Sonic Automotive Inc.
	Class A	38,208	705
	Haverty Furniture Cos.
	Inc.	31,026	703
*	Hibbett Sports Inc.	33,924	692
*	American Public
	Education Inc.	27,396	686
*	Titan Machinery Inc.	31,964	677
*	Ascena Retail Group Inc.	285,108	670
	Entravision
	Communications Corp.
	Class A	92,516	661
*	Golden Entertainment Inc.	20,064	655

	Carriage Services Inc.
	Class A	25,156	647
	Cato Corp. Class A	39,831	634
*	Fiesta Restaurant Group
	Inc.	33,050	628
	Barnes & Noble Inc.	90,564	607
*	Zumiez Inc.	28,364	591
*	Care.com Inc.	32,526	587
	CSS Industries Inc.	20,949	583
*	America’s Car-Mart Inc.	12,916	577
	Citi Trends Inc.	21,545	570
	Pier 1 Imports Inc.	132,436	548
*	Carrols Restaurant
	Group Inc.	45,075	548
*	1-800-Flowers.com Inc.
	Class A	50,417	539
	Tile Shop Holdings Inc.	55,357	531
*	Clean Energy Fuels Corp.	245,468	498
*	Del Frisco’s Restaurant
	Group Inc.	31,944	487
	Collectors Universe Inc.	16,982	486
	Drive Shack Inc.	85,473	473
*	Century Casinos Inc.	51,296	468
	Shoe Carnival Inc.	17,467	467
*,^	Cargurus Inc.	15,543	466
*	Del Taco Restaurants Inc.	38,116	462
	Emerald Expositions
	Events Inc.	22,689	461
*	Francesca’s Holdings
	Corp.	62,998	461
*	QuinStreet Inc.	54,409	456
*,^	Zoe’s Kitchen Inc.	27,075	453
*	Barnes & Noble
	Education Inc.	49,703	410
*	Carvana Co.	21,407	409
	Winmark Corp.	3,147	407
	Speedway Motorsports
	Inc.	20,587	388
*	Kirkland’s Inc.	31,646	379
*	GNC Holdings Inc.
	Class A	101,003	373
*	Leaf Group Ltd.	36,216	359
*	Potbelly Corp.	28,634	352
*	tronc Inc.	19,982	351
*	Liquidity Services Inc.	68,062	330
*	Liberty Media Corp-
	Liberty Braves Series A	14,955	330
*,^	Sportsman’s
	Warehouse Holdings Inc.	49,428	327
*	Reading International
	Inc. Class A	19,360	323
	Clear Channel Outdoor
	Holdings Inc. Class A	69,386	319

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Bridgepoint Education
	Inc. Class A	38,451	319
*	Smart & Final Stores Inc.	37,242	318
	RCI Hospitality Holdings
	Inc.	11,193	313
*	Boot Barn Holdings Inc.	18,577	309
*	Stitch Fix Inc. Class A	11,815	305
*,^	Lands’ End Inc.	15,519	303
*	TechTarget Inc.	21,492	299
*	Daily Journal Corp.	1,275	294
*	Remark Holdings Inc.	29,154	284
^	Big 5 Sporting Goods
	Corp.	36,047	274
*,^	Lee Enterprises Inc.	116,251	273
*	Avid Technology Inc.	48,316	260
	Tilly’s Inc. Class A	17,464	258
*,^	Duluth Holdings Inc.	14,351	256
*	Lindblad Expeditions
	Holdings Inc.	26,003	255
	Nathan’s Famous Inc.	3,352	253
	Saga Communications
	Inc. Class A	6,161	249
*	Build-A-Bear Workshop
	Inc.	26,953	248
*	Habit Restaurants Inc.
	Class A	25,798	246
*	Bojangles’ Inc.	20,158	238
*	Cambium Learning
	Group Inc.	40,553	230
*	El Pollo Loco Holdings
	Inc.	22,907	227
*	J Alexander’s Holdings
	Inc.	23,223	225
*	FTD Cos. Inc.	31,088	224
*	AutoWeb Inc.	24,654	222
*,^	Tuesday Morning Corp.	80,767	222
	Fred’s Inc. Class A	53,902	218
*,^	Noodles & Co. Class A	38,387	202
*	Marchex Inc. Class B	62,354	201
*	Ascent Capital Group
	Inc. Class A	17,463	201
*	Vitamin Shoppe Inc.	45,439	200
	YuMe Inc.	39,482	189
*	Hemisphere Media
	Group Inc. Class A	16,077	186
*	Destination XL Group
	Inc.	82,862	182
*	Gaia Inc. Class A	14,540	180
*	Natural Grocers by
	Vitamin Cottage Inc.	19,620	175
*	Blue Apron Holdings
	Inc. Class A	42,139	170

*	Town Sports
	International Holdings
	Inc.	28,003	155
*	RealNetworks Inc.	42,363	145
*,^	Boston Omaha Corp.	4,292	139
*,^	Sears Holdings Corp.	37,141	133
*,^	Cogint Inc.	28,266	124
*	PCM Inc.	11,179	111
*	EVINE Live Inc.	78,989	111
*	Global Eagle
	Entertainment Inc.	48,195	110
*	Bravo Brio Restaurant
	Group Inc.	42,792	107
	Natural Health Trends
	Corp.	6,880	104
	Ark Restaurants Corp.	3,857	104
*	McClatchy Co. Class A	11,484	103
*	Rubicon Project Inc.	54,125	101
*	Inspired Entertainment Inc.	10,307	101
*	Red Lion Hotels Corp.	10,216	101
*	J. Jill Inc.	12,879	100
	Village Super Market Inc.
	Class A	4,322	99
*	New York & Co. Inc.	34,183	98
*	Luby’s Inc.	35,510	94
*	Harte-Hanks Inc.	95,721	91
*	Fogo De Chao Inc.	7,183	83
*	Digital Turbine Inc.	45,727	82
*	Townsquare Media Inc.
	Class A	9,970	77
	AH Belo Corp. Class A	15,949	77
	CBS Corp. Class A	1,214	72
*	Christopher & Banks Corp.	52,928	67
^	Stage Stores Inc.	36,773	62
	Liberty Tax Inc.	5,501	60
*	Rave Restaurant Group
	Inc.	39,164	57
*	Diversified Restaurant
	Holdings Inc.	34,766	56
*	Dover Downs Gaming &
	Entertainment Inc.	52,774	54
*	Destination Maternity
	Corp.	17,667	52
	Salem Media Group Inc.
	Class A	10,229	46
*	Urban One Inc.	25,730	45
*	Famous Dave’s of
	America Inc.	6,256	41
^	Stein Mart Inc.	29,959	35
*	Profire Energy Inc.	16,653	32
*,^	Container Store Group Inc.	4,572	22
*,^	Educational Development
	Corp.	1,122	21

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Papa Murphy’s Holdings
	Inc.	3,000	16
*	Full House Resorts Inc.	4,000	16
	Beasley Broadcast
	Group Inc. Class A	651	9
	Insignia Systems Inc.	7,050	8
	National American
	University Holdings Inc.	5,908	8
*	Emmis Communications
	Corp. Class A	2,200	8
	Flanigan’s Enterprises Inc.	329	8
*	ONE Group Hospitality Inc.	1,915	5
*	Urban One Inc. Class A	1,680	3
*	SPAR Group Inc.	29	—
*,2	Universal Travel Group	118	—
			5,547,991
Financials (20.5%)
*	Berkshire Hathaway Inc.
	Class B	3,005,036	595,658
	JPMorgan Chase & Co.	5,490,370	587,140
	Bank of America Corp.	15,675,489	462,740
	Wells Fargo & Co.	7,012,740	425,463
	Visa Inc. Class A	2,870,023	327,240
	Citigroup Inc.	4,182,962	311,254
	Mastercard Inc. Class A	1,485,914	224,908
	Goldman Sachs Group
	Inc.	536,661	136,720
	US Bancorp	2,489,497	133,387
	Morgan Stanley	2,143,195	112,453
	American Express Co.	1,097,425	108,985
	PNC Financial Services
	Group Inc.	750,029	108,222
	Chubb Ltd.	697,477	101,922
	Charles Schwab Corp.	1,906,655	97,945
	American Tower Corp.	679,189	96,900
	BlackRock Inc.	177,428	91,147
	American International
	Group Inc.	1,421,343	84,684
	Simon Property Group
	Inc.	491,868	84,473
	Bank of New York
	Mellon Corp.	1,537,431	82,806
	CME Group Inc.	538,335	78,624
	Prudential Financial Inc.	669,209	76,946
	Capital One Financial
	Corp.	765,598	76,238
	Crown Castle
	International Corp.	643,508	71,436
	S&P Global Inc.	403,255	68,311
	MetLife Inc.	1,330,539	67,272
	Marsh & McLennan
	Cos. Inc.	807,499	65,722
	Intercontinental
	Exchange Inc.	925,693	65,317

	BB&T Corp.	1,242,708	61,787
	Allstate Corp.	568,927	59,572
	Travelers Cos. Inc.	432,928	58,722
	Equinix Inc.	123,916	56,161
	Aflac Inc.	620,810	54,495
	State Street Corp.	556,558	54,326
	Prologis Inc.	838,034	54,062
	Aon plc	395,366	52,979
	Progressive Corp.	920,369	51,835
	Public Storage	234,200	48,948
	SunTrust Banks Inc.	747,214	48,263
	Synchrony Financial	1,175,214	45,375
	Discover Financial
	Services	574,530	44,193
	Weyerhaeuser Co.	1,193,169	42,071
	Ameriprise Financial Inc.	233,499	39,571
	AvalonBay Communities
	Inc.	218,459	38,975
	T. Rowe Price Group Inc.	363,224	38,113
	Moody’s Corp.	256,810	37,908
	Welltower Inc.	585,594	37,343
	Equity Residential	581,126	37,058
	Digital Realty Trust Inc.	325,037	37,022
	M&T Bank Corp.	213,550	36,515
	KeyCorp	1,690,356	34,094
	Northern Trust Corp.	341,144	34,077
	Ventas Inc.	564,011	33,846
	Fifth Third Bancorp	1,106,782	33,580
	Citizens Financial Group
	Inc.	773,648	32,478
	Principal Financial Group
	Inc.	454,828	32,093
	Boston Properties Inc.	243,866	31,710
	Hartford Financial
	Services Group Inc.	562,015	31,630
	Regions Financial Corp.	1,823,035	31,502
	Willis Towers Watson
	plc	208,309	31,390
*	SBA Communications
	Corp. Class A	186,466	30,461
	Lincoln National Corp.	344,654	26,494
	Realty Income Corp.	446,009	25,431
	Essex Property Trust
	Inc.	104,526	25,229
	TD Ameritrade Holding
	Corp.	493,015	25,208
	Huntington Bancshares
	Inc.	1,699,593	24,746
*	IHS Markit Ltd.	534,775	24,145
*	Markel Corp.	21,048	23,976
	Comerica Inc.	273,922	23,779
	Loews Corp.	471,393	23,584
	Invesco Ltd.	643,291	23,506

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Host Hotels & Resorts
	Inc.	1,167,105	23,167
	GGP Inc.	974,823	22,801
	Franklin Resources Inc.	522,198	22,627
	Cboe Global Markets
	Inc.	179,838	22,406
	Equifax Inc.	189,388	22,333
	First Republic Bank	252,024	21,835
	Annaly Capital
	Management Inc.	1,833,249	21,797
*	E*TRADE Financial Corp.	426,461	21,140
	Vornado Realty Trust	269,197	21,046
*	CBRE Group Inc.
	Class A	477,949	20,700
	Ally Financial Inc.	696,800	20,319
	Alexandria Real Estate
	Equities Inc.	151,339	19,763
*	SVB Financial Group	83,439	19,506
	Unum Group	353,499	19,404
	HCP Inc.	741,891	19,349
	Cincinnati Financial Corp.	248,376	18,621
	Raymond James
	Financial Inc.	205,851	18,382
	MSCI Inc. Class A	142,857	18,077
	Affiliated Managers
	Group Inc.	88,026	18,067
	Arthur J Gallagher & Co.	285,294	18,053
	Mid-America Apartment
	Communities Inc.	179,462	18,047
*	Arch Capital Group Ltd.	196,518	17,838
	Regency Centers Corp.	243,501	16,845
	Extra Space Storage Inc.	189,029	16,531
	SEI Investments Co.	226,697	16,290
	UDR Inc.	422,686	16,282
	FNF Group	411,126	16,133
	Zions Bancorporation	315,109	16,017
	Iron Mountain Inc.	422,791	15,952
	Reinsurance Group of
	America Inc. Class A	101,748	15,866
*	Berkshire Hathaway Inc.
	Class A	53	15,773
	SL Green Realty Corp.	155,753	15,720
	Duke Realty Corp.	566,198	15,406
	Federal Realty
	Investment Trust	114,560	15,215
	Torchmark Corp.	167,261	15,172
	Macerich Co.	222,602	14,620
*	Liberty Broadband Corp.	171,478	14,603
	XL Group Ltd.	407,678	14,334
	Everest Re Group Ltd.	64,764	14,330
	Nasdaq Inc.	184,778	14,196
	Voya Financial Inc.	284,802	14,089
	East West Bancorp Inc.	229,082	13,935
*	Alleghany Corp.	23,157	13,804

	Western Union Co.	724,499	13,773
	Camden Property Trust	146,016	13,442
	AGNC Investment Corp.	614,453	12,406
	American Financial
	Group Inc.	112,098	12,167
	VEREIT Inc.	1,540,496	12,000
	Gaming and Leisure
	Properties Inc.	321,634	11,900
	WP Carey Inc.	170,220	11,728
	Kimco Realty Corp.	640,117	11,618
	Kilroy Realty Corp.	154,930	11,566
	MarketAxess Holdings
	Inc.	56,543	11,408
	Equity LifeStyle
	Properties Inc.	127,428	11,344
*	Signature Bank	82,204	11,283
	Janus Henderson
	Group plc	289,519	11,077
	Apartment Investment
	& Management Co.	251,085	10,975
	Lazard Ltd. Class A	207,653	10,902
	Jones Lang LaSalle Inc.	71,851	10,701
	Sun Communities Inc.	115,126	10,681
	Invitation Homes Inc.	449,931	10,605
	WR Berkley Corp.	145,359	10,415
	Douglas Emmett Inc.	251,281	10,318
	National Retail
	Properties Inc.	238,702	10,295
	CIT Group Inc.	208,629	10,271
	PacWest Bancorp	202,820	10,222
	Liberty Property Trust	233,222	10,031
	First American Financial
	Corp.	177,004	9,919
	People’s United
	Financial Inc.	527,535	9,865
	Eaton Vance Corp.	174,669	9,850
	Forest City Realty
	Trust Inc. Class A	407,666	9,825
	Lamar Advertising Co.
	Class A	132,281	9,821
	Brown & Brown Inc.	189,026	9,727
	Healthcare Trust of
	America Inc. Class A	320,071	9,615
	New York Community
	Bancorp Inc.	734,090	9,558
*	Athene Holding Ltd.
	Class A	179,917	9,304
	Colony NorthStar Inc.
	Class A	815,189	9,301
	Bank of the Ozarks	188,568	9,136
	First Horizon National
	Corp.	455,848	9,112
	American Homes 4
	Rent Class A	411,625	8,990

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	American Campus
	Communities Inc.	218,187	8,952
	Brixmor Property
	Group Inc.	479,534	8,948
*	Brighthouse Financial
	Inc.	151,431	8,880
	Synovus Financial Corp.	182,478	8,748
	New Residential
	Investment Corp.	486,301	8,695
	DCT Industrial Trust Inc.	147,242	8,655
	Starwood Property Trust
	Inc.	405,100	8,649
	Assurant Inc.	85,606	8,633
	Cullen/Frost Bankers Inc.	90,794	8,594
	Commerce Bancshares
	Inc.	153,794	8,588
*	Western Alliance Bancorp	151,664	8,587
	Old Republic International
	Corp.	400,916	8,572
^	Omega Healthcare
	Investors Inc.	310,820	8,560
	Hudson Pacific
	Properties Inc.	249,880	8,558
	Sterling Bancorp	342,586	8,428
*	MGIC Investment Corp.	593,504	8,374
	CubeSmart	288,693	8,349
	Highwoods Properties
	Inc.	163,288	8,313
	Webster Financial Corp.	147,664	8,293
	CyrusOne Inc.	138,248	8,230
*	Black Knight Inc.	182,581	8,061
	Medical Properties Trust
	Inc.	582,711	8,030
	RenaissanceRe Holdings
	Ltd.	63,614	7,989
	Pinnacle Financial
	Partners Inc.	117,241	7,773
	EPR Properties	117,882	7,717
	LPL Financial Holdings
	Inc.	133,916	7,652
*	Howard Hughes Corp.	58,075	7,624
	Hospitality Properties
	Trust	254,735	7,604
*	SLM Corp.	665,346	7,518
	Prosperity Bancshares
	Inc.	105,756	7,410
	Hanover Insurance
	Group Inc.	67,976	7,347
	Park Hotels & Resorts
	Inc.	255,463	7,345
	Umpqua Holdings Corp.	353,099	7,344
	Wintrust Financial Corp.	89,004	7,331
	Senior Housing
	Properties Trust	380,396	7,285

	Primerica Inc.	70,943	7,204
	FNB Corp.	517,533	7,152
	STORE Capital Corp.	273,838	7,131
	Radian Group Inc.	343,817	7,086
*	Texas Capital
	Bancshares Inc.	79,291	7,049
*	Liberty Ventures
	Class A	129,257	7,011
	BankUnited Inc.	170,947	6,961
	Gramercy Property Trust	259,171	6,909
*	Zillow Group Inc.	167,527	6,855
	Hancock Holding Co.	135,108	6,688
	CNO Financial Group
	Inc.	269,898	6,664
	Apple Hospitality REIT
	Inc.	339,557	6,659
	Axis Capital Holdings
	Ltd.	132,278	6,648
	Life Storage Inc.	74,485	6,634
	Rayonier Inc.	205,900	6,513
*	Credit Acceptance Corp.	19,931	6,447
	Weingarten Realty
	Investors	195,036	6,411
	Healthcare Realty
	Trust Inc.	197,744	6,352
	IBERIABANK Corp.	81,567	6,321
	Assured Guaranty Ltd.	185,108	6,270
	Interactive Brokers
	Group Inc.	105,563	6,250
	CoreSite Realty Corp.	54,758	6,237
	Stifel Financial Corp.	104,347	6,215
	Cousins Properties Inc.	669,518	6,193
	Associated Banc-Corp	243,486	6,185
	Spirit Realty Capital Inc.	720,482	6,182
	RLJ Lodging Trust	278,578	6,120
	Chemical Financial Corp.	114,044	6,098
	JBG SMITH Properties	171,087	5,942
	Taubman Centers Inc.	90,733	5,937
	First Industrial Realty
	Trust Inc.	187,646	5,905
	Bank of Hawaii Corp.	68,458	5,867
	Legg Mason Inc.	139,401	5,852
	Sunstone Hotel
	Investors Inc.	352,534	5,827
	Popular Inc.	163,494	5,802
*	Essent Group Ltd.	133,618	5,802
	Investors Bancorp Inc.	413,937	5,745
	Home BancShares Inc.	245,714	5,713
	MB Financial Inc.	127,490	5,676
	Realogy Holdings Corp.	212,834	5,640
	Validus Holdings Ltd.	120,183	5,639
*	Equity Commonwealth	183,961	5,613
	United Bankshares Inc.	159,308	5,536

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Selective Insurance
	Group Inc.	93,412	5,483
	Navient Corp.	411,294	5,478
	BGC Partners Inc.
	Class A	360,588	5,448
	Federated Investors
	Inc. Class B	146,605	5,290
	Chimera Investment
	Corp.	285,167	5,270
	Sabra Health Care
	REIT Inc.	279,453	5,245
	UMB Financial Corp.	71,677	5,155
	Outfront Media Inc.	222,159	5,154
	Empire State Realty
	Trust Inc.	251,043	5,154
	Physicians Realty Trust	284,164	5,112
	Cathay General Bancorp	121,208	5,111
	Brandywine Realty Trust	280,904	5,110
	Corporate Office
	Properties Trust	174,970	5,109
	LaSalle Hotel Properties	181,447	5,093
	TCF Financial Corp.	246,627	5,056
	Columbia Banking
	System Inc.	115,978	5,038
^	Blackstone Mortgage
	Trust Inc. Class A	156,029	5,021
	MFA Financial Inc.	633,943	5,021
	Fulton Financial Corp.	279,730	5,007
	Paramount Group Inc.	314,881	4,991
	Erie Indemnity Co.
	Class A	40,783	4,969
	FirstCash Inc.	73,665	4,969
	Retail Properties of
	America Inc.	369,521	4,966
	Washington Federal Inc.	143,423	4,912
	ProAssurance Corp.	85,650	4,895
	Glacier Bancorp Inc.	122,840	4,839
	South State Corp.	55,296	4,819
	Ryman Hospitality
	Properties Inc.	69,716	4,812
^	Uniti Group Inc.	266,993	4,750
	National Health
	Investors Inc.	62,482	4,710
	GEO Group Inc.	198,455	4,684
	Piedmont Office Realty
	Trust Inc. Class A	232,560	4,560
	EastGroup Properties
	Inc.	51,583	4,559
	First Financial
	Bankshares Inc.	100,455	4,525
	Valley National Bancorp	402,125	4,512
	CVB Financial Corp.	191,232	4,505
*	Green Dot Corp. Class A	74,709	4,502
	Evercore Inc. Class A	49,832	4,485

	DDR Corp.	499,156	4,472
	Two Harbors
	Investment Corp.	271,180	4,409
	Columbia Property
	Trust Inc.	191,645	4,398
	White Mountains
	Insurance Group Ltd.	5,111	4,351
	Kemper Corp.	62,154	4,282
	CoreCivic Inc.	189,152	4,256
	BancorpSouth Bank	133,119	4,187
	American National
	Insurance Co.	32,378	4,152
	American Equity
	Investment Life
	Holding Co.	134,943	4,147
	Pebblebrook Hotel Trust	109,843	4,083
	Education Realty
	Trust Inc.	116,914	4,083
	RLI Corp.	67,124	4,072
	Urban Edge Properties	157,761	4,021
	Simmons First National
	Corp. Class A	69,423	3,964
^	Tanger Factory Outlet
	Centers Inc.	149,503	3,963
	Community Bank
	System Inc.	73,684	3,961
	First Citizens
	BancShares Inc.
	Class A	9,715	3,915
	First Midwest Bancorp
	Inc.	162,803	3,909
	Aspen Insurance
	Holdings Ltd.	96,149	3,904
*	LendingTree Inc.	11,416	3,887
	STAG Industrial Inc.	141,929	3,879
	Washington REIT	122,889	3,824
	PS Business Parks Inc.	30,533	3,819
	Old National Bancorp	217,522	3,796
	Hope Bancorp Inc.	205,795	3,756
	Great Western Bancorp
	Inc.	94,301	3,753
*	HealthEquity Inc.	79,763	3,722
	Acadia Realty Trust	135,601	3,710
	Xenia Hotels & Resorts
	Inc.	170,768	3,687
	BOK Financial Corp.	39,596	3,655
	DiamondRock
	Hospitality Co.	320,339	3,617
	QTS Realty Trust Inc.
	Class A	66,520	3,603
	Kennedy-Wilson
	Holdings Inc.	207,311	3,597
	International
	Bancshares Corp.	90,143	3,579

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Rexford Industrial
	Realty Inc.	121,913	3,555
	First Merchants Corp.	83,843	3,526
	Retail Opportunity
	Investments Corp.	175,843	3,508
*	Zillow Group Inc. Class A	84,693	3,450
	Terreno Realty Corp.	94,476	3,312
*	FCB Financial Holdings
	Inc. Class A	65,110	3,308
*	Liberty Broadband
	Corp. Class A	38,721	3,293
	Trustmark Corp.	103,353	3,293
*	HRG Group Inc.	193,259	3,276
	ServisFirst Bancshares
	Inc.	78,533	3,259
	Potlatch Corp.	65,104	3,249
*	Blackhawk Network
	Holdings Inc.	90,068	3,211
	Towne Bank	102,720	3,159
	Artisan Partners Asset
	Management Inc.
	Class A	79,915	3,157
	Santander Consumer
	USA Holdings Inc.	167,488	3,119
	Lexington Realty Trust	320,735	3,095
	Invesco Mortgage
	Capital Inc.	173,292	3,090
	Financial Engines Inc.	100,721	3,052
	United Community
	Banks Inc.	108,449	3,052
	Independent Bank Corp.	43,490	3,038
*	Eagle Bancorp Inc.	52,051	3,014
	Hilltop Holdings Inc.	118,335	2,997
	Apollo Commercial
	Real Estate Finance Inc.	160,794	2,967
	LegacyTexas Financial
	Group Inc.	69,914	2,951
	Renasant Corp.	71,354	2,918
	HFF Inc. Class A	59,056	2,872
	First Hawaiian Inc.	98,401	2,871
*	Pacific Premier Bancorp
	Inc.	70,971	2,839
	Waddell & Reed
	Financial Inc. Class A	126,842	2,834
	Government Properties
	Income Trust	151,224	2,804
	Mack-Cali Realty Corp.	129,525	2,793
*	OneMain Holdings Inc.	106,967	2,780
	Banner Corp.	50,386	2,777
	Argo Group International
	Holdings Ltd.	45,000	2,774
	LTC Properties Inc.	63,354	2,759
*,^	BofI Holding Inc.	91,470	2,735
	Moelis & Co. Class A	56,044	2,718

	Provident Financial
	Services Inc.	100,744	2,717
	Horace Mann Educators
	Corp.	61,528	2,713
	Union Bankshares Corp.	74,853	2,707
	WSFS Financial Corp.	56,518	2,704
	WesBanco Inc.	65,757	2,673
	Capitol Federal
	Financial Inc.	196,596	2,636
	Chesapeake Lodging
	Trust	95,964	2,600
	Kite Realty Group Trust	131,739	2,582
	Northwest Bancshares
	Inc.	153,215	2,563
	Summit Hotel
	Properties Inc.	167,071	2,544
	Ameris Bancorp	52,610	2,536
	NBT Bancorp Inc.	67,809	2,495
	Select Income REIT	99,075	2,490
^	Westamerica
	Bancorporation	41,801	2,489
*	Genworth Financial Inc.
	Class A	791,756	2,462
	First Commonwealth
	Financial Corp.	171,829	2,461
	First Financial Bancorp	92,720	2,443
	CenterState Bank Corp.	94,835	2,440
	Agree Realty Corp.	47,212	2,429
*	Enstar Group Ltd.	12,086	2,426
	WisdomTree
	Investments Inc.	192,114	2,411
*	LendingClub Corp.	582,157	2,404
	Four Corners Property
	Trust Inc.	93,180	2,395
	Heartland Financial
	USA Inc.	44,322	2,378
	American Assets
	Trust Inc.	62,071	2,374
	Mercury General Corp.	43,923	2,347
*	PRA Group Inc.	70,686	2,347
	Park National Corp.	21,968	2,285
	First Busey Corp.	75,241	2,253
	Tompkins Financial
	Corp.	27,278	2,219
	Berkshire Hills
	Bancorp Inc.	60,570	2,217
	State Bank Financial
	Corp.	72,678	2,169
	National Storage
	Affiliates Trust	78,290	2,134
	Independent Bank
	Group Inc.	31,257	2,113
	First Interstate Banc
	System Inc. Class A	52,747	2,113

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	S&T Bancorp Inc.	52,588	2,094
	Washington Prime
	Group Inc.	292,263	2,081
	Alexander & Baldwin Inc.	74,975	2,080
	Employers Holdings Inc.	46,559	2,067
*	Walker & Dunlop Inc.	43,424	2,063
	CYS Investments Inc.	256,651	2,061
*	Seacoast Banking Corp.
	of Florida	81,336	2,050
	Beneficial Bancorp Inc.	124,492	2,048
*	Quality Care Properties
	Inc.	147,788	2,041
	Piper Jaffray Cos.	23,544	2,031
	Boston Private Financial
	Holdings Inc.	130,766	2,020
	Navigators Group Inc.	41,477	2,020
	AMERISAFE Inc.	32,490	2,001
	Lakeland Financial Corp.	41,059	1,991
	Global Net Lease Inc.	94,779	1,951
	Safety Insurance
	Group Inc.	24,065	1,935
	Infinity Property &
	Casualty Corp.	18,113	1,920
	Houlihan Lokey Inc.
	Class A	41,989	1,908
	CareTrust REIT Inc.	113,643	1,905
	Ramco-Gershenson
	Properties Trust	128,608	1,894
	Redwood Trust Inc.	127,378	1,888
*	Third Point Reinsurance
	Ltd.	127,894	1,874
	Meridian Bancorp Inc.	89,739	1,849
	Hannon Armstrong
	Sustainable
	Infrastructure Capital Inc.	76,356	1,837
	Kearny Financial Corp.	125,928	1,820
*	Cannae Holdings Inc.	106,264	1,810
	Brookline Bancorp Inc.	114,593	1,799
	National General
	Holdings Corp.	89,976	1,767
	TFS Financial Corp.	117,948	1,762
	Franklin Street
	Properties Corp.	162,059	1,741
	MainSource Financial
	Group Inc.	46,928	1,704
	ARMOUR Residential
	REIT Inc.	64,636	1,662
	City Holding Co.	24,578	1,658
	Monmouth Real Estate
	Investment Corp.	92,889	1,653
*	Encore Capital Group Inc.	39,121	1,647
	Easterly Government
	Properties Inc.	77,121	1,646
	Chatham Lodging Trust	72,119	1,641

	Stewart Information
	Services Corp.	38,625	1,634
	PennyMac Mortgage
	Investment Trust	101,451	1,630
*	NMI Holdings Inc.
	Class A	95,491	1,623
	Seritage Growth
	Properties Class A	40,058	1,621
	Heritage Financial Corp.	52,549	1,619
	Stock Yards Bancorp Inc.	42,644	1,608
	James River Group
	Holdings Ltd.	39,963	1,599
	First Bancorp	45,038	1,590
	Sandy Spring Bancorp Inc.	40,737	1,590
	United Fire Group Inc.	34,846	1,588
	Saul Centers Inc.	25,622	1,582
	Enterprise Financial
	Services Corp.	34,979	1,579
*	First BanCorp	309,308	1,577
	Ladder Capital Corp.
	Class A	115,358	1,572
	NRG Yield Inc. Class A	82,782	1,560
	Alexander’s Inc.	3,929	1,555
	CBL & Associates
	Properties Inc.	269,844	1,527
	TriCo Bancshares	39,912	1,511
^	Virtu Financial Inc.
	Class A	81,913	1,499
	Banc of California Inc.	71,769	1,482
^	AmTrust Financial
	Services Inc.	146,992	1,480
	Cohen & Steers Inc.	31,284	1,479
	Washington Trust
	Bancorp Inc.	27,620	1,471
	Capstead Mortgage Corp.	169,950	1,470
	Central Pacific
	Financial Corp.	49,185	1,467
	Preferred Bank	24,413	1,435
	German American
	Bancorp Inc.	40,602	1,434
	Hanmi Financial Corp.	46,969	1,426
	MTGE Investment Corp.	76,333	1,412
	Bryn Mawr Bank Corp.	31,622	1,398
	Tier REIT Inc.	68,439	1,395
	Nelnet Inc. Class A	25,122	1,376
	BancFirst Corp.	26,590	1,360
	National Bank Holdings
	Corp. Class A	41,876	1,358
	OceanFirst Financial Corp.	51,546	1,353
	CoBiz Financial Inc.	67,603	1,351
	Virtus Investment
	Partners Inc.	11,696	1,346
	Camden National Corp.	31,823	1,341
*	HomeStreet Inc.	46,208	1,338

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Universal Health Realty
	Income Trust	17,559	1,319
	Universal Insurance
	Holdings Inc.	48,156	1,317
	Independence Realty
	Trust Inc.	130,132	1,313
	Meta Financial Group Inc.	13,832	1,282
	FBL Financial Group Inc.
	Class A	18,180	1,266
	RE/MAX Holdings Inc.
	Class A	26,062	1,264
	Kinsale Capital Group Inc.	28,019	1,261
^	Pennsylvania REIT	105,301	1,252
	Community Trust
	Bancorp Inc.	26,501	1,248
*	St. Joe Co.	69,139	1,248
	Guaranty Bancorp	44,959	1,243
	Peoples Bancorp Inc.	37,963	1,238
	Northfield Bancorp Inc.	72,115	1,232
*	iStar Inc.	107,918	1,219
	TrustCo Bank Corp.	132,520	1,219
	Great Southern Bancorp
	Inc.	23,570	1,217
	NRG Yield Inc.	64,387	1,217
	Getty Realty Corp.	44,470	1,208
	First Financial Corp.	26,481	1,201
	Armada Hoffler
	Properties Inc.	77,242	1,200
	Southside Bancshares
	Inc.	35,244	1,187
	Lakeland Bancorp Inc.	61,607	1,186
	Heritage Commerce Corp.	76,837	1,177
	New York Mortgage
	Trust Inc.	190,202	1,174
	Preferred Apartment
	Communities Inc.
	Class A	57,927	1,173
*	Ambac Financial
	Group Inc.	73,375	1,173
	United Financial Bancorp
	Inc.	65,889	1,162
	Peapack Gladstone
	Financial Corp.	33,045	1,157
	Mercantile Bank Corp.	32,373	1,145
	Federal Agricultural
	Mortgage Corp.	14,620	1,144
	ConnectOne Bancorp Inc.	44,410	1,144
	Flushing Financial Corp.	41,100	1,130
	Arrow Financial Corp.	33,067	1,123
	Carolina Financial Corp.	29,998	1,114
	Bridge Bancorp Inc.	31,632	1,107
	InfraREIT Inc.	59,548	1,106
	QCR Holdings Inc.	25,768	1,104
*	Flagstar Bancorp Inc.	29,474	1,103

*	Customers Bancorp Inc.	41,857	1,088
*	TriState Capital
	Holdings Inc.	47,291	1,088
*	National Commerce
	Corp.	26,972	1,086
*	First Foundation Inc.	58,334	1,082
*	Greenlight Capital Re
	Ltd. Class A	53,757	1,081
	PJT Partners Inc.	23,499	1,072
	Anworth Mortgage
	Asset Corp.	196,773	1,070
	Granite Point Mortgage
	Trust Inc.	59,689	1,059
	Westwood Holdings
	Group Inc.	15,981	1,058
*	Williams Scotsman Corp.	82,761	1,051
	Oritani Financial Corp.	64,058	1,051
	Ashford Hospitality
	Trust Inc.	155,808	1,049
*,^	MBIA Inc.	141,379	1,035
	New York REIT Inc.	262,692	1,032
	Altisource Residential
	Corp.	86,731	1,029
	Horizon Bancorp	36,906	1,026
	First Defiance Financial
	Corp.	19,469	1,012
	Independent Bank Corp.	45,172	1,010
	Univest Corp. of
	Pennsylvania	35,785	1,004
	Investment Technology
	Group Inc.	52,124	1,003
	Investors Real Estate
	Trust	176,636	1,003
	Blue Hills Bancorp Inc.	49,799	1,001
*	Nicolet Bankshares Inc.	18,285	1,001
	Arbor Realty Trust Inc.	115,365	997
	Fidelity Southern Corp.	44,936	980
	KKR Real Estate Finance
	Trust Inc.	48,907	979
*	Marcus & Millichap Inc.	29,535	963
	First of Long Island Corp.	33,375	951
	Dime Community
	Bancshares Inc.	45,331	950
*	EZCORP Inc. Class A	77,713	948
*	Cadence BanCorp
	Class A	34,920	947
	First Community
	Bancshares Inc.	32,811	943
	Diamond Hill Investment
	Group Inc.	4,544	939
	National Western Life
	Group Inc. Class A	2,836	939
	Urstadt Biddle Properties
	Inc. Class A	42,913	933

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Hersha Hospitality Trust
	Class A	53,498	931
*	HomeTrust Bancshares
	Inc.	36,011	927
	Cedar Realty Trust Inc.	150,712	916
	Financial Institutions Inc.	29,366	913
	Bank Mutual Corp.	85,534	911
	Waterstone Financial Inc.	52,961	903
	New Senior Investment
	Group Inc.	119,219	901
	CatchMark Timber Trust
	Inc. Class A	68,418	898
	Ares Commercial Real
	Estate Corp.	64,807	836
*	INTL. FCStone Inc.	19,553	832
	Republic Bancorp Inc.
	Class A	21,600	821
*	Nationstar Mortgage
	Holdings Inc.	43,848	811
	BBX Capital Corp.
	Class A	101,551	809
	Access National Corp.	28,976	807
	Gladstone Commercial
	Corp.	37,966	800
	Live Oak Bancshares Inc.	33,252	793
	MidWestOne Financial
	Group Inc.	23,586	791
	Bank of Marin Bancorp	11,573	787
*	Global Indemnity Ltd.	18,571	780
	Ames National Corp.	27,824	775
*	Opus Bank	28,376	775
	OFG Bancorp	81,422	765
*	Xenith Bankshares Inc.	22,598	764
	Community Healthcare
	Trust Inc.	26,903	756
*	Veritex Holdings Inc.	27,195	750
*	Enova International Inc.	49,086	746
*	Triumph Bancorp Inc.	23,568	742
	Midland States Bancorp
	Inc.	22,615	735
*	Bancorp Inc.	73,119	722
	Bar Harbor Bankshares	26,556	717
	State Auto Financial Corp.	24,197	705
	NexPoint Residential
	Trust Inc.	24,948	697
	Whitestone REIT	48,367	697
*,^	Redfin Corp.	22,114	693
	City Office REIT Inc.	53,051	690
	Maiden Holdings Ltd.	103,342	682
	RMR Group Inc. Class A	11,403	676
*	FB Financial Corp.	16,038	673
	Farmers Capital Bank
	Corp.	17,490	673
	Dynex Capital Inc.	95,888	672

	Hingham Institution
	for Savings	3,245	672
^	CorEnergy
	Infrastructure Trust Inc.	17,225	658
	AG Mortgage
	Investment Trust Inc.	34,494	656
*	PennyMac Financial
	Services Inc. Class A	28,636	640
	Greenhill & Co. Inc.	32,454	633
	Sun Bancorp Inc.	25,329	615
*	Cowen Inc. Class A	44,832	612
	UMH Properties Inc.	41,059	612
*	World Acceptance Corp.	7,474	603
	1st Source Corp.	12,154	601
^	Arlington Asset
	Investment Corp.
	Class A	50,189	591
	Capital City Bank
	Group Inc.	25,656	589
	United Insurance
	Holdings Corp.	34,051	587
	Great Ajax Corp.	42,352	585
	Baldwin & Lyons Inc.	24,182	579
	Ladenburg Thalmann
	Financial Services Inc.	181,479	573
	Ashford Hospitality
	Prime Inc.	58,502	569
*	Green Bancorp Inc.	27,897	566
	ESSA Bancorp Inc.	36,013	564
	First Bancshares Inc.	16,489	564
	Codorus Valley
	Bancorp Inc.	20,356	560
*,^	Citizens Inc. Class A	75,440	554
*,^	Republic First Bancorp
	Inc.	65,403	553
^	Heritage Insurance
	Holdings Inc.	29,867	538
^	Orchid Island Capital Inc.	57,303	532
	Donegal Group Inc.
	Class A	30,587	529
	People’s Utah Bancorp	17,422	528
	GAIN Capital Holdings
	Inc.	52,307	523
*	eHealth Inc.	29,706	516
*,^	Altisource Portfolio
	Solutions SA	18,379	515
*	Franklin Financial
	Network Inc.	15,045	513
	PICO Holdings Inc.	38,623	494
	EMC Insurance Group Inc.	17,112	491
*	Atlantic Capital
	Bancshares Inc.	27,760	489
*	MoneyGram
	International Inc.	36,823	485

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Farmers National Banc
	Corp.	32,695	482
	United Community
	Financial Corp.	52,740	482
	Investors Title Co.	2,416	479
*	BSB Bancorp Inc.	16,346	478
	First Internet Bancorp	12,411	473
*	Allegiance Bancshares Inc.	12,557	473
*	Newmark Group Inc.
	Class A	29,698	472
	Charter Financial Corp.	26,866	471
*	Health Insurance
	Innovations Inc. Class A	18,703	467
	Old Second Bancorp Inc.	33,955	463
	CNB Financial Corp.	17,659	463
*	Ocwen Financial Corp.	146,188	458
	Western Asset
	Mortgage Capital Corp.	44,681	445
*	Tejon Ranch Co.	21,311	442
	Marlin Business
	Services Corp.	19,716	442
*	Atlas Financial
	Holdings Inc.	21,457	441
^	Farmers & Merchants
	Bancorp Inc.	10,794	440
	HCI Group Inc.	14,582	436
*	Equity Bancshares Inc.
	Class A	12,230	433
	Sierra Bancorp	16,254	432
	Associated Capital
	Group Inc. Class A	12,569	429
	American National
	Bankshares Inc.	11,131	426
*	FRP Holdings Inc.	9,592	424
	West Bancorporation Inc.	16,868	424
	Bank of Commerce
	Holdings	36,447	419
	MedEquities Realty
	Trust Inc.	37,054	416
	First Connecticut
	Bancorp Inc.	15,736	411
*	Byline Bancorp Inc.	16,898	388
	Resource Capital Corp.	40,393	378
	Western New England
	Bancorp Inc.	34,454	376
*	On Deck Capital Inc.	64,768	372
2	Winthrop Realty Trust	55,387	371
*	Forestar Group Inc.	16,801	370
	Jernigan Capital Inc.	19,205	365
	First Mid-Illinois
	Bancshares Inc.	9,448	364
	WashingtonFirst
	Bankshares Inc.	10,618	364
	National Bankshares Inc.	7,987	363

	Enterprise Bancorp Inc.	10,657	363
	GAMCO Investors Inc.
	Class A	12,229	363
	One Liberty Properties Inc.	13,891	360
	BankFinancial Corp.	23,423	359
^	Farmland Partners Inc.	41,090	357
*	PCSB Financial Corp.	18,403	351
*	AV Homes Inc.	20,912	348
	Sutherland Asset
	Management Corp.	22,935	347
*	Howard Bancorp Inc.	15,448	340
	Consolidated-Tomoka
	Land Co.	5,242	333
	Southern National
	Bancorp of Virginia Inc.	20,356	326
	First Bancorp Inc.	11,952	325
	Home Bancorp Inc.	7,271	314
*	Southern First
	Bancshares Inc.	7,604	314
	Bluerock Residential
	Growth REIT Inc.
	Class A	30,936	313
	Old Line Bancshares Inc.	10,580	311
*	Regional Management
	Corp.	11,627	306
	Peoples Financial
	Services Corp.	6,344	295
	Clifton Bancorp Inc.	17,235	295
	Federated National
	Holding Co.	17,478	290
	Reis Inc.	13,938	288
*	Ashford Inc.	2,981	277
	Citizens & Northern Corp.	11,534	277
	Hamilton Lane Inc.
	Class A	7,697	272
	MutualFirst Financial Inc.	6,926	267
	Bankwell Financial
	Group Inc.	7,629	262
	Southern Missouri
	Bancorp Inc.	6,861	258
	Central Valley
	Community Bancorp	12,691	256
	LCNB Corp.	12,460	255
*	Bank of Princeton	7,398	254
*	HarborOne Bancorp Inc.	13,003	249
	FNB Bancorp	6,793	248
	Oppenheimer Holdings
	Inc. Class A	9,131	245
	BCB Bancorp Inc.	16,700	242
	Stratus Properties Inc.	8,087	240
^	Global Medical REIT Inc.	29,211	240
	MidSouth Bancorp Inc.	17,550	233
*	Safeguard Scientifics Inc.	20,729	232
	Bear State Financial Inc.	22,550	231

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	First Financial
	Northwest Inc.	14,707	228
	Ellington Residential
	Mortgage REIT	18,917	228
	Premier Financial
	Bancorp Inc.	11,291	227
	FS Bancorp Inc.	4,145	226
*	Maui Land & Pineapple
	Co. Inc.	12,826	222
	Pzena Investment
	Management Inc.
	Class A	20,734	221
	Northrim BanCorp Inc.	6,516	221
	Orrstown Financial
	Services Inc.	8,735	221
	Guaranty Bancshares Inc.	7,086	217
	Century Bancorp Inc.
	Class A	2,763	216
	TPG RE Finance Trust Inc.	10,999	210
	Macatawa Bank Corp.	20,805	208
	Gladstone Land Corp.	15,225	204
*	Trinity Place Holdings Inc.	29,400	204
*	Anchor Bancorp Inc.	8,142	202
	County Bancorp Inc.	6,707	200
	Peoples Bancorp of
	North Carolina Inc.	6,200	190
	MBT Financial Corp.	17,757	188
	Commerce Union
	Bancshares Inc.	7,325	188
	Summit Financial Group
	Inc.	7,131	188
	Cherry Hill Mortgage
	Investment Corp.	10,392	187
	Timberland Bancorp Inc.	6,966	185
	Innovative Industrial
	Properties Inc.	5,665	183
*	Sunshine Bancorp Inc.	7,967	183
*	Paragon Commercial Corp.	3,421	182
	Investar Holding Corp.	7,382	178
	Evans Bancorp Inc.	4,237	178
*	Consumer Portfolio
	Services Inc.	41,851	174
	Clipper Realty Inc.	17,277	173
	Riverview Bancorp Inc.	19,829	172
	Civista Bancshares Inc.	7,813	172
	Kingstone Cos. Inc.	9,063	170
	Northeast Bancorp	7,265	168
*	Elevate Credit Inc.	22,291	168
*	Community Bankers
	Trust Corp.	20,507	167
	Territorial Bancorp Inc.	5,409	167
	Shore Bancshares Inc.	9,877	165
	Middlefield Banc Corp.	3,395	164

*	Impac Mortgage
	Holdings Inc.	15,976	162
	Community Financial
	Corp.	4,225	162
	ACNB Corp.	5,442	161
*	Pacific Mercantile
	Bancorp	18,332	160
*	NI Holdings Inc.	9,094	154
	C&F Financial Corp.	2,647	154
	Safety Income and
	Growth Inc.	8,480	149
	First Guaranty
	Bancshares Inc.	5,870	147
	Penns Woods Bancorp
	Inc.	3,095	144
	First Bank	9,997	138
*	Entegra Financial Corp.	4,731	138
*	Bluegreen Vacations Corp.	7,564	138
	Chemung Financial Corp.	2,866	138
	Wheeler REIT Inc.	13,699	137
*,^	Aspen Group Inc.	14,384	128
*	Hallmark Financial
	Services Inc.	12,190	127
	American River
	Bankshares	8,250	126
*	Altisource Asset
	Management Corp.	1,486	121
	DNB Financial Corp.	3,536	119
	Merchants Bancorp	5,900	116
	Unity Bancorp Inc.	5,832	115
	Griffin Industrial Realty
	Inc.	3,138	115
*	Select Bancorp Inc.	8,982	113
	Tiptree Inc.	19,060	113
	Greene County Bancorp
	Inc.	3,463	113
	Union Bankshares Inc.	2,105	111
*	SmartFinancial Inc.	5,113	111
	Owens Realty Mortgage
	Inc.	6,865	110
*	WMIH Corp.	128,540	109
^	US Global Investors Inc.
	Class A	27,714	108
	1st Constitution Bancorp	5,854	108
	Sotherly Hotels Inc.	16,065	104
	First Business Financial
	Services Inc.	4,664	103
	Sussex Bancorp	3,772	101
*	Atlantic Coast Financial
	Corp.	10,698	101
	Old Point Financial Corp.	3,388	101
	Bank of the James
	Financial Group Inc.	6,570	100
	Two River Bancorp	5,385	98

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	First Northwest Bancorp	5,898	96
*	Provident Bancorp Inc.	3,560	94
	Bancorp of New Jersey
	Inc.	4,942	90
	Independence Holding
	Co.	3,224	88
*	Malvern Bancorp Inc.	3,320	87
	CB Financial Services Inc.	2,669	81
	First Savings Financial
	Group Inc.	1,315	76
	Plumas Bancorp	3,227	74
*	Performant Financial Corp.	42,864	71
	Manhattan Bridge
	Capital Inc.	11,513	68
	Provident Financial
	Holdings Inc.	3,696	68
*	Intersections Inc.	29,837	67
*	Capstar Financial
	Holdings Inc.	3,168	66
	Federal Agricultural
	Mortgage Corp. Class A	821	60
	SI Financial Group Inc.	4,008	59
	Norwood Financial Corp.	1,670	55
	Global Self Storage Inc.	11,862	55
	Five Oaks Investment Corp.	13,706	55
	Eagle Bancorp Montana Inc.	2,558	54
*	Bay Bancorp Inc.	4,284	53
	Parke Bancorp Inc.	2,529	52
*	Metropolitan Bank
	Holding Corp.	1,192	50
*	Esquire Financial
	Holdings Inc.	2,533	50
	HopFed Bancorp Inc.	3,231	46
	PB Bancorp Inc.	4,217	45
*	First Acceptance Corp.	37,348	44
*	Luther Burbank Corp.	3,239	39
*,^	ITUS Corp.	16,448	39
*	PDL Community Bancorp	2,466	37
*,^	Walter Investment
	Management Corp.	43,428	37
	First US Bancshares Inc.	2,669	34
	United Security
	Bancshares	2,974	33
	Mackinac Financial Corp.	2,007	32
*	Coastway Bancorp Inc.	1,443	31
^	Cohen & Co. Inc.	3,739	30
*	Opiant Pharmaceuticals
	Inc.	1,271	29
	RBB Bancorp	1,031	28
*	Conifer Holdings Inc.	4,822	28
	MSB Financial Corp.	1,554	28
*	Asta Funding Inc.	2,806	21
*	Severn Bancorp Inc.	2,705	20
	Prudential Bancorp Inc.	1,100	19

	Blue Capital
	Reinsurance Holdings
	Ltd.	1,567	19
*	Randolph Bancorp Inc.	1,217	19
	Manning & Napier Inc.	4,355	16
	RAIT Financial Trust	41,189	15
	Medley Management
	Inc. Class A	2,078	14
	WVS Financial Corp.	623	10
*	Tremont Mortgage
	Trust	478	7
	AmeriServ Financial Inc.	1,623	7
*	Jason Industries Inc.	2,757	7
	Sachem Capital Corp.	1,383	5
	Condor Hospitality
	Trust Inc.	461	5
	Hennessy Advisors Inc.	273	5
	Pathfinder Bancorp Inc.	234	4
	Atlantic American Corp.	852	3
	Citizens Community
	Bancorp Inc.	170	2
	United Bancorp Inc	173	2
*	Nicholas Financial Inc.	227	2
	First Community Corp.	84	2
*	Porter Bancorp Inc.	131	2
	Sound Financial Bancorp Inc.	53	2
*	National Holdings Corp.	454	1
*	Bancorp 34 Inc.	87	1
*	Broadway Financial Corp.	449	1
*	FlexShopper Inc.	250	1
*	Equitable Financial Corp.	68	1
*	Community First
	Bancshares Inc.	14	—
			8,923,748
Health Care (12.5%)
	Johnson & Johnson	4,252,400	594,145
	Pfizer Inc.	9,435,078	341,739
	UnitedHealth Group
	Inc.	1,533,669	338,113
	AbbVie Inc.	2,526,560	244,344
	Merck & Co. Inc.	4,312,731	242,677
	Amgen Inc.	1,149,222	199,850
	Medtronic plc	2,141,984	172,965
	Bristol-Myers
	Squibb Co.	2,590,546	158,749
	Abbott Laboratories	2,753,351	157,134
	Gilead Sciences Inc.	2,067,517	148,117
	Eli Lilly & Co.	1,569,044	132,521
*	Celgene Corp.	1,246,395	130,074
	Thermo Fisher
	Scientific Inc.	634,634	120,504
*	Biogen Inc.	334,646	106,608
	Aetna Inc.	516,074	93,095
	Anthem Inc.	406,349	91,433

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Becton Dickinson and
	Co.	421,603	90,248
	Allergan plc	526,402	86,109
	Cigna Corp.	390,033	79,212
	Stryker Corp.	473,127	73,259
*	Express Scripts Holding
	Co.	896,108	66,885
*	Intuitive Surgical Inc.	177,217	64,674
*	Vertex Pharmaceuticals
	Inc.	400,119	59,962
	Humana Inc.	226,080	56,084
	Zoetis Inc.	771,549	55,582
*	Boston Scientific Corp.	2,172,442	53,855
	Baxter International Inc.	819,201	52,953
*	Illumina Inc.	231,008	50,473
*	Regeneron
	Pharmaceuticals Inc.	125,237	47,084
*	Alexion Pharmaceuticals
	Inc.	335,978	40,180
*	HCA Healthcare Inc.	448,469	39,394
	Zimmer Biomet
	Holdings Inc.	320,194	38,638
*	Edwards Lifesciences
	Corp.	334,558	37,708
*	Mylan NV	806,423	34,120
*	Incyte Corp.	285,033	26,995
*	Centene Corp.	258,981	26,126
*	Laboratory Corp. of
	America Holdings	160,899	25,665
*	Align Technology Inc.	114,042	25,339
*	BioMarin
	Pharmaceutical Inc.	280,390	25,002
*	IQVIA Holdings Inc.	247,966	24,276
	Dentsply Sirona Inc.	363,025	23,898
*	Waters Corp.	119,552	23,096
*	IDEXX Laboratories Inc.	138,648	21,682
	Quest Diagnostics Inc.	214,934	21,169
	ResMed Inc.	225,388	19,088
*	Hologic Inc.	435,124	18,602
*	Alnylam
	Pharmaceuticals Inc.	141,052	17,921
	Teleflex Inc.	71,552	17,804
	Perrigo Co. plc	201,847	17,593
*	Henry Schein Inc.	249,196	17,414
	Cooper Cos. Inc.	77,403	16,865
*	Varian Medical
	Systems Inc.	145,664	16,191
*	DaVita Inc.	217,624	15,723
	Universal Health
	Services Inc. Class B	138,659	15,717
*	Nektar Therapeutics
	Class A	249,506	14,900
*	WellCare Health Plans
	Inc.	70,756	14,230

*	Exelixis Inc.	467,318	14,206
*	Bluebird Bio Inc.	77,583	13,818
*	Alkermes plc	244,735	13,394
*	ABIOMED Inc.	66,919	12,541
*	Jazz Pharmaceuticals plc	91,193	12,279
	STERIS plc	135,872	11,885
	West Pharmaceutical
	Services Inc.	117,761	11,619
*	Neurocrine Biosciences
	Inc.	140,846	10,928
*	Sage Therapeutics Inc.	62,391	10,276
*	Exact Sciences Corp.	189,390	9,951
*	Ionis Pharmaceuticals
	Inc.	196,309	9,874
*	United Therapeutics
	Corp.	65,525	9,694
*	Bioverativ Inc.	171,056	9,223
	Hill-Rom Holdings Inc.	105,361	8,881
*	Catalent Inc.	211,606	8,693
*	Charles River
	Laboratories
	International Inc.	74,962	8,205
*	MEDNAX Inc.	148,943	7,959
*	Bio-Rad Laboratories
	Inc. Class A	33,332	7,955
*	Seattle Genetics Inc.	148,586	7,949
*	DexCom Inc.	137,601	7,897
	Bio-Techne Corp.	59,654	7,728
	HealthSouth Corp.	150,412	7,432
*	PRA Health Sciences
	Inc.	80,059	7,291
*	Envision Healthcare
	Corp.	190,344	6,578
*	Insulet Corp.	92,554	6,386
*	Masimo Corp.	74,142	6,287
*	Juno Therapeutics Inc.	135,873	6,211
*	Molina Healthcare Inc.	77,008	5,905
	Healthcare Services
	Group Inc.	110,954	5,849
	Cantel Medical Corp.	56,685	5,831
	Bruker Corp.	163,506	5,612
*	Sarepta Therapeutics Inc.	97,257	5,411
*	INC Research Holdings
	Inc. Class A	122,803	5,354
*	FibroGen Inc.	109,338	5,183
*	ICU Medical Inc.	23,804	5,142
*	Clovis Oncology Inc.	73,707	5,012
*	TESARO Inc.	60,239	4,992
*	Puma Biotechnology Inc.	50,307	4,973
*	Portola Pharmaceuticals
	Inc.	102,043	4,967
*	Haemonetics Corp.	84,084	4,884
*	Neogen Corp.	58,045	4,772
*	NuVasive Inc.	81,100	4,744

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Integra LifeSciences
	Holdings Corp.	98,318	4,705
*	ACADIA
	Pharmaceuticals Inc.	156,065	4,699
*	Blueprint Medicines
	Corp.	62,258	4,695
	Patterson Cos. Inc.	129,170	4,667
*	Penumbra Inc.	49,167	4,627
*	Globus Medical Inc.	110,005	4,521
*	Akorn Inc.	137,921	4,445
*	Ligand Pharmaceuticals
	Inc.	32,217	4,411
*	Acadia Healthcare Co.
	Inc.	130,927	4,272
*	Avexis Inc.	36,865	4,080
*	Array BioPharma Inc.	308,959	3,955
*	Halozyme Therapeutics
	Inc.	190,714	3,864
*	Myriad Genetics Inc.	110,815	3,806
*	Horizon Pharma plc	260,572	3,804
*	Prestige Brands
	Holdings Inc.	84,673	3,760
*	Agios Pharmaceuticals
	Inc.	65,667	3,754
*	Amicus Therapeutics Inc.	258,688	3,723
*	Insmed Inc.	119,203	3,717
*	Magellan Health Inc.	38,154	3,684
*	Wright Medical Group
	NV	163,883	3,638
*	Halyard Health Inc.	75,039	3,465
*,^	Aerie Pharmaceuticals
	Inc.	57,482	3,435
*	Immunomedics Inc.	211,321	3,415
*	Mallinckrodt plc	150,907	3,404
*	Merit Medical Systems
	Inc.	75,820	3,275
*	Loxo Oncology Inc.	38,860	3,271
*	LifePoint Health Inc.	64,537	3,214
*	Ironwood
	Pharmaceuticals Inc.
	Class A	214,221	3,211
*	Inogen Inc.	25,814	3,074
*	Supernus
	Pharmaceuticals Inc.	76,584	3,052
*	Medicines Co.	106,392	2,909
*	Brookdale Senior
	Living Inc.	298,652	2,897
*	Select Medical
	Holdings Corp.	163,065	2,878
*	Ultragenyx
	Pharmaceutical Inc.	61,073	2,833
*	Pacira Pharmaceuticals
	Inc.	61,293	2,798

*	Corcept Therapeutics
	Inc.	154,832	2,796
*	Nevro Corp.	39,982	2,760
*	Omnicell Inc.	56,484	2,739
*,^	OPKO Health Inc.	538,402	2,638
*	Spectrum
	Pharmaceuticals Inc.	138,243	2,620
*	Emergent BioSolutions
	Inc.	55,000	2,556
*	Acceleron Pharma Inc.	59,779	2,537
*,^	Teladoc Inc.	71,866	2,505
*,^	Spark Therapeutics Inc.	48,560	2,497
*	Endo International plc	321,711	2,493
*	NxStage Medical Inc.	102,705	2,489
*	Amedisys Inc.	46,768	2,465
*	Global Blood
	Therapeutics Inc.	61,886	2,435
*	Tenet Healthcare Corp.	159,255	2,414
*	Ignyta Inc.	90,007	2,403
*	Varex Imaging Corp.	59,382	2,385
*	AnaptysBio Inc.	23,170	2,334
*	HMS Holdings Corp.	133,673	2,266
*	Tivity Health Inc.	61,640	2,253
	CONMED Corp.	43,386	2,211
*	Repligen Corp.	60,071	2,179
*	Sangamo Therapeutics
	Inc.	132,351	2,171
*	Arena Pharmaceuticals
	Inc.	63,825	2,168
*	Esperion Therapeutics
	Inc.	32,702	2,153
*	Novocure Ltd.	105,613	2,133
*	Zogenix Inc.	50,396	2,018
*	Aimmune Therapeutics
	Inc.	52,995	2,004
*,^	MiMedx Group Inc.	158,583	2,000
*	Radius Health Inc.	62,421	1,983
*	Impax Laboratories Inc.	118,333	1,970
*	Quidel Corp.	45,427	1,969
	Owens & Minor Inc.	97,905	1,848
*	Natus Medical Inc.	48,243	1,843
*	Innoviva Inc.	128,225	1,819
	Abaxis Inc.	36,576	1,811
*	Dynavax Technologies
	Corp.	94,398	1,765
	Analogic Corp.	21,066	1,764
*	Theravance Biopharma
	Inc.	62,932	1,755
*	Editas Medicine Inc.	55,836	1,716
*	Momenta
	Pharmaceuticals Inc.	120,112	1,676
*,^	TherapeuticsMD Inc.	275,047	1,661
*	OraSure Technologies
	Inc.	87,623	1,653

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Ensign Group Inc.	73,981	1,642
*	Acorda Therapeutics Inc.	75,567	1,621
*	Revance Therapeutics Inc.	45,268	1,618
	Atrion Corp.	2,552	1,609
*	Intercept
	Pharmaceuticals Inc.	27,390	1,600
*	LHC Group Inc.	25,853	1,583
*	Heron Therapeutics Inc.	86,458	1,565
*	Foundation Medicine Inc.	22,789	1,554
*	MyoKardia Inc.	36,358	1,531
*	BioTelemetry Inc.	50,927	1,523
*	Enanta Pharmaceuticals
	Inc.	25,888	1,519
*	REGENXBIO Inc.	43,642	1,451
*	Anika Therapeutics Inc.	26,528	1,430
*	Dermira Inc.	50,393	1,401
*	Intersect ENT Inc.	42,897	1,390
*	Orthofix International NV	25,303	1,384
*,^	Omeros Corp.	70,786	1,375
*	iRhythm Technologies Inc.	24,195	1,356
*	Xencor Inc.	60,923	1,335
*	Cardiovascular Systems
	Inc.	55,298	1,310
*	ImmunoGen Inc.	202,534	1,298
*	Retrophin Inc.	60,182	1,268
*	AxoGen Inc.	44,382	1,256
	Kindred Healthcare Inc.	129,330	1,254
	US Physical Therapy Inc.	17,362	1,254
*,^	Flexion Therapeutics Inc.	49,824	1,248
*	Glaukos Corp.	48,525	1,245
*,^	Accelerate Diagnostics
	Inc.	46,889	1,228
*	Genomic Health Inc.	35,606	1,218
*	Lannett Co. Inc.	51,813	1,202
*	Alder Biopharmaceuticals
	Inc.	104,539	1,197
*	Almost Family Inc.	21,446	1,187
*	Amphastar
	Pharmaceuticals Inc.	59,549	1,146
*	AngioDynamics Inc.	68,412	1,138
	Luminex Corp.	57,719	1,137
*	Assembly Biosciences
	Inc.	25,006	1,132
*	Lantheus Holdings Inc.	55,304	1,131
*	K2M Group Holdings Inc.	62,072	1,117
*	MacroGenics Inc.	58,105	1,104
*,^	Intrexon Corp.	93,029	1,072
*	Eagle Pharmaceuticals
	Inc.	20,059	1,072
*	CryoLife Inc.	55,011	1,053
*	Aclaris Therapeutics Inc.	42,529	1,049
*	AtriCure Inc.	56,977	1,039
*	PTC Therapeutics Inc.	61,989	1,034

*	Vanda Pharmaceuticals
	Inc.	66,957	1,018
*	Madrigal
	Pharmaceuticals Inc.	11,030	1,012
*	Cutera Inc.	22,127	1,003
*	Intra-Cellular
	Therapies Inc.	68,139	987
*	Epizyme Inc.	78,061	980
*	NeoGenomics Inc.	108,224	959
	Invacare Corp.	56,091	945
*	ANI Pharmaceuticals
	Inc.	14,645	944
*	Five Prime Therapeutics
	Inc.	42,333	928
*	Akebia Therapeutics Inc.	61,705	918
*	HealthStream Inc.	39,254	909
*	Audentes Therapeutics
	Inc.	28,916	904
*	Exactech Inc.	18,159	898
*,^	Adamas
	Pharmaceuticals Inc.	26,283	891
*	La Jolla Pharmaceutical
	Co.	27,652	890
	Meridian Bioscience Inc.	61,334	859
*	Concert
	Pharmaceuticals Inc.	33,187	859
*	CytomX Therapeutics Inc.	40,360	852
*	Rigel Pharmaceuticals
	Inc.	219,010	850
*	Triple-S Management
	Corp. Class B	34,096	847
*,^	ZIOPHARM Oncology
	Inc.	200,575	830
*	Sucampo
	Pharmaceuticals Inc.
	Class A	45,994	826
*	G1 Therapeutics Inc.	41,526	824
*,^	Synergy
	Pharmaceuticals Inc.	366,377	817
*	CorVel Corp.	15,386	814
*	Iovance Biotherapeutics
	Inc.	100,989	808
*	Heska Corp.	10,072	808
*	Depomed Inc.	95,471	769
*	AMAG Pharmaceuticals
	Inc.	57,976	768
*	BioCryst
	Pharmaceuticals Inc.	153,103	752
*	Community Health
	Systems Inc.	175,808	749
*	Abeona Therapeutics
	Inc.	47,065	746
*,^	Lexicon
	Pharmaceuticals Inc.	75,223	743

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Mirati Therapeutics Inc.	39,000	712
	LeMaitre Vascular Inc.	21,984	700
*,^	Keryx
	Biopharmaceuticals Inc.	149,610	696
*	Tactile Systems
	Technology Inc.	24,004	696
*,^	TG Therapeutics Inc.	83,701	686
	National HealthCare Corp.	11,105	677
*	PDL BioPharma Inc.	243,265	667
*	Rhythm
	Pharmaceuticals Inc.	22,908	666
*	STAAR Surgical Co.	42,792	663
*	Intellia Therapeutics Inc.	33,622	646
*	Endologix Inc.	120,469	644
*	Cerus Corp.	190,629	644
*	GlycoMimetics Inc.	38,106	640
*	Enzo Biochem Inc.	78,444	639
*	Reata Pharmaceuticals
	Inc. Class A	22,559	639
*	Progenics
	Pharmaceuticals Inc.	106,257	632
*,^	Achaogen Inc.	58,583	629
*	ViewRay Inc.	67,709	627
*	Atara Biotherapeutics Inc.	34,338	622
*	Collegium
	Pharmaceutical Inc.	33,556	619
*	Karyopharm
	Therapeutics Inc.	64,503	619
*	Novavax Inc.	495,224	614
*	Paratek
	Pharmaceuticals Inc.	34,225	613
*	Cytokinetics Inc.	74,513	607
*	Inovio
	Pharmaceuticals Inc.	145,304	600
*,^	Kura Oncology Inc.	39,203	600
*	Capital Senior Living
	Corp.	44,313	598
*	Cymabay
	Therapeutics Inc.	64,414	593
*	BioScrip Inc.	202,624	590
*	Voyager
	Therapeutics Inc.	34,952	580
*	Accuray Inc.	134,287	577
*	Achillion
	Pharmaceuticals Inc.	195,060	562
*	Entellus Medical Inc.	22,916	559
*	Celldex Therapeutics Inc.	195,667	556
*	Invitae Corp.	59,984	545
*	Stemline
	Therapeutics Inc.	34,593	540
*	RadNet Inc.	52,951	535
*,^	Coherus Biosciences Inc.	59,916	527
*	Addus HomeCare Corp.	14,999	522
*,^	Geron Corp.	286,050	515

*	Medpace Holdings Inc.	14,091	511
*	Catalyst
	Pharmaceuticals Inc.	130,153	509
*	AVEO
	Pharmaceuticals Inc.	182,366	509
*	Aduro Biotech Inc.	66,748	501
*	R1 RCM Inc.	113,332	500
*	BioSpecifics
	Technologies Corp.	11,396	494
*	Cara Therapeutics Inc.	40,234	492
*	Antares Pharma Inc.	247,378	492
*,^	Ampio Pharmaceuticals
	Inc.	119,353	486
*,^	Idera Pharmaceuticals
	Inc.	229,955	485
*,^	Insys Therapeutics Inc.	49,778	479
*	Tetraphase
	Pharmaceuticals Inc.	74,832	471
*,^	Corbus
	Pharmaceuticals
	Holdings Inc.	65,306	464
*	Natera Inc.	49,561	446
*	ChemoCentryx Inc.	74,860	445
*	Surmodics Inc.	15,789	442
*	Pacific Biosciences of
	California Inc.	161,994	428
*	Savara Inc.	28,740	426
*,^	Rockwell Medical Inc.	72,976	425
*	Agenus Inc.	129,157	421
*	Marinus
	Pharmaceuticals Inc.	51,129	417
*,^	MannKind Corp.	174,195	404
*,^	Bellicum
	Pharmaceuticals Inc.	47,386	399
*	Corium International Inc.	41,266	397
*	Ardelyx Inc.	58,707	387
*	Arrowhead
	Pharmaceuticals Inc.	104,032	383
*	Kadmon Holdings Inc.	105,038	380
*	Fate Therapeutics Inc.	61,555	376
*	Kindred Biosciences Inc.	37,706	356
*,^	Akcea Therapeutics Inc.	20,388	354
*,^	Athersys Inc.	193,905	351
*,^	Surgery Partners Inc.	28,735	348
*	Denali Therapeutics Inc.	22,188	347
*	NewLink Genetics Corp.	42,639	346
*	Protagonist
	Therapeutics Inc.	16,556	344
*	Molecular Templates
	Inc.	34,262	343
*	Calithera Biosciences
	Inc.	40,513	338
*	XOMA Corp.	9,419	335

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Utah Medical Products
	Inc.	4,064	331
*	GenMark Diagnostics
	Inc.	79,100	330
*	Mustang Bio Inc.	26,887	322
*	Dicerna Pharmaceuticals
	Inc.	35,621	322
*	BioTime Inc.	149,183	321
*	Chimerix Inc.	68,906	319
*,^	Jounce Therapeutics Inc.	24,882	317
*	Melinta Therapeutics Inc.	20,033	317
*,^	Senseonics Holdings Inc.	118,523	315
*	Neos Therapeutics Inc.	30,902	315
*	Seres Therapeutics Inc.	30,655	311
*	Aratana Therapeutics Inc.	58,776	309
*	Civitas Solutions Inc.	17,664	302
*	Minerva Neurosciences
	Inc.	47,596	288
*	BioDelivery Sciences
	International Inc.	97,485	288
*	Quorum Health Corp.	46,058	287
*	Sientra Inc.	19,622	276
*,^	Vericel Corp.	49,399	269
*	Teligent Inc.	73,976	269
*	American Renal
	Associates Holdings Inc.	15,080	262
*	Cascadian Therapeutics
	Inc.	70,257	260
^	Riot Blockchain Inc.	9,030	256
*,^	CytoSorbents Corp.	39,372	256
*	Edge Therapeutics Inc.	26,661	250
*,^	Vital Therapies Inc.	41,508	247
*	MediciNova Inc.	38,088	246
*,^	Endocyte Inc.	56,479	242
*,^	Peregrine
	Pharmaceuticals Inc.	62,088	241
*	ArQule Inc.	144,161	238
*	Otonomy Inc.	42,305	235
*	Selecta Biosciences Inc.	23,823	234
*	NanoString
	Technologies Inc.	31,169	233
*,^	Sorrento Therapeutics
	Inc.	60,700	231
*,^	Tyme Technologies Inc.	36,106	230
*	Deciphera
	Pharmaceuticals Inc.	10,150	230
*,^	Adamis Pharmaceuticals
	Corp.	51,619	227
*	Durect Corp.	245,877	227
*	Ohr Pharmaceutical Inc.	120,454	224
*	Fluidigm Corp.	38,006	224
*,^	Organovo Holdings Inc.	166,132	223
*	Fortress Biotech Inc.	55,768	222

*	Syros Pharmaceuticals
	Inc.	22,419	218
*	PetIQ Inc.	9,663	211
*	Immune Design Corp.	53,947	210
*	Recro Pharma Inc.	22,730	210
*	Tocagen Inc.	20,275	208
*	CareDx Inc.	28,308	208
*	Dova Pharmaceuticals
	Inc.	7,199	207
*	RTI Surgical Inc.	50,534	207
*	Adverum
	Biotechnologies Inc.	58,394	204
*	Curis Inc.	290,909	204
*	Zynerba Pharmaceuticals
	Inc.	16,129	202
*	Syndax Pharmaceuticals
	Inc.	22,773	199
*	Clearside Biomedical Inc.	28,477	199
*	Palatin Technologies Inc.	229,389	197
*	Merrimack
	Pharmaceuticals Inc.	19,127	196
*,^	Anavex Life Sciences
	Corp.	59,729	192
*,^	Advaxis Inc.	67,454	192
*	Veracyte Inc.	28,822	188
*	FONAR Corp.	7,627	186
*	AAC Holdings Inc.	20,461	184
*	Kala Pharmaceuticals
	Inc.	9,879	183
*	Conatus
	Pharmaceuticals Inc.	39,393	182
*	Alpine Immune
	Sciences Inc.	15,920	178
*,^	Alimera Sciences Inc.	132,811	177
*,^	Pulse Biosciences Inc.	7,407	175
*	SeaSpine Holdings Corp.	16,794	170
*	Sunesis Pharmaceuticals
	Inc.	45,662	168
*	Infinity Pharmaceuticals
	Inc.	82,003	166
*	Cumberland
	Pharmaceuticals Inc.	22,400	166
*	Aptevo Therapeutics Inc.	38,844	165
*	Juniper Pharmaceuticals
	Inc.	33,510	163
*,^	Corindus Vascular
	Robotics Inc.	160,288	162
*	Verastem Inc.	52,022	160
*	Ophthotech Corp.	51,069	159
*,^	NantKwest Inc.	35,444	159
*,^	Optinose Inc.	8,141	154
*	OncoMed
	Pharmaceuticals Inc.	36,557	150
*	CTI BioPharma Corp.	55,680	149

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Harvard Bioscience Inc.	45,022	149
*	Viking Therapeutics Inc.	36,091	147
*	CASI Pharmaceuticals Inc.	44,661	145
*,^	ConforMIS Inc.	60,399	144
*	Ocular Therapeutix Inc.	32,143	143
*	Aldeyra Therapeutics Inc.	20,614	140
*	Zafgen Inc.	29,236	135
*,^	Second Sight Medical
	Products Inc.	70,198	134
*,^	Galectin Therapeutics Inc.	40,091	134
*	Cogentix Medical Inc.	41,986	132
*	Corvus Pharmaceuticals
	Inc.	12,762	132
*,^	Calyxt Inc.	5,985	132
	Digirad Corp.	50,710	131
*	Cidara Therapeutics Inc.	19,104	130
*	Invuity Inc.	20,924	130
*	MEI Pharma Inc.	61,287	129
*	T2 Biosystems Inc.	30,800	127
*,^	AcelRx Pharmaceuticals
	Inc.	60,947	123
*,^	XBiotech Inc.	30,917	122
	Psychemedics Corp.	5,861	120
*	Mersana Therapeutics
	Inc.	7,319	120
*	Bovie Medical Corp.	45,545	118
*,^	Spring Bank
	Pharmaceuticals Inc.	8,729	117
*	Asterias Biotherapeutics
	Inc. Class A	48,913	110
*,^	ADMA Biologics Inc.	33,404	107
*	GTx Inc.	8,387	107
*	Miragen Therapeutics Inc.	10,214	107
*	Histogenics Corp.	51,282	105
*,^	Sophiris Bio Inc.	44,768	102
*	Synthetic Biologics Inc.	197,979	101
*	Trevena Inc.	61,687	99
*	Ovid therapeutics Inc.	9,722	96
*	Applied Genetic
	Technologies Corp.	26,390	95
*	KemPharm Inc.	22,782	92
*	Regulus Therapeutics
	Inc.	88,514	92
*,^	Sienna
	Biopharmaceuticals Inc.	4,909	89
*	Aevi Genomic Medicine
	Inc.	73,162	88
*	Versartis Inc.	39,376	87
*,^	Ekso Bionics Holdings Inc.	40,397	86
*	Electromed Inc.	13,997	85
*	scPharmaceuticals Inc.	6,800	82
*	Apellis Pharmaceuticals
	Inc.	3,778	82
*	AzurRx BioPharma Inc.	21,962	81

*,^	BrainStorm Cell
	Therapeutics Inc.	20,475	80
*	Chembio Diagnostics Inc.	9,700	80
*	InfuSystem Holdings Inc.	34,480	79
*	Novan Inc.	18,551	78
*	Wright Medical Group
	Inc. CVR	50,806	77
*,^	Vermillion Inc.	38,754	75
*,^	Fulgent Genetics Inc.	16,903	74
*	Pfenex Inc.	27,644	74
*,^	Egalet Corp.	72,992	73
*,^	Alphatec Holdings Inc.	27,330	73
*	Agile Therapeutics Inc.	26,778	72
*	pSivida Corp.	65,788	71
*	Actinium
	Pharmaceuticals Inc.	106,660	71
*	OrthoPediatrics Corp.	3,669	70
*	IRIDEX Corp.	9,137	70
*	Oncocyte Corp.	14,374	67
*,^	ContraVir
	Pharmaceuticals Inc.	184,408	66
*	Proteostasis
	Therapeutics Inc.	11,310	66
*	PLx Pharma Inc.	9,435	65
*	Nobilis Health Corp.	47,353	64
*,^	Rexahn
	Pharmaceuticals Inc.	29,763	60
*	Sensus Healthcare Inc.	11,527	60
*	Axsome Therapeutics
	Inc.	10,498	59
*	Eiger Bio
	Pharmaceuticals Inc.	4,210	59
*	Ra Pharmaceuticals Inc.	6,825	58
*,^	Cancer Genetics Inc.	31,225	58
*	Aradigm Corp.	8,569	57
*,^	Navidea
	Biopharmaceuticals Inc.	158,410	57
*	Odonate Therapeutics
	Inc.	2,256	56
*	vTv Therapeutics Inc.
	Class A	9,072	55
*	Bellerophon
	Therapeutics Inc.	20,401	53
*	VIVUS Inc.	103,052	52
*	Misonix Inc.	5,308	51
*	Gemphire Therapeutics
	Inc.	5,910	47
*,^	Anthera Pharmaceuticals
	Inc.	27,078	45
*	Obalon Therapeutics Inc.	6,693	44
*	ARCA biopharma Inc.	32,141	44
*	NanoViricides Inc.	49,787	44
*,^	SCYNEXIS Inc.	18,659	43
*	Viveve Medical Inc.	8,570	43

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Allena Pharmaceuticals
	Inc.	4,229	43
*	Genocea Biosciences Inc.	35,789	42
*,^	Myomo Inc.	10,964	41
*	ContraFect Corp.	40,008	40
*	OvaScience Inc.	27,700	39
*	aTyr Pharma Inc.	10,368	36
*	Aeglea BioTherapeutics
	Inc.	6,600	36
*,^	Apricus Biosciences Inc.	18,858	35
*,^	CytRx Corp.	19,563	33
*	Quanterix Corp.	1,517	33
*,^	Moleculin Biotech Inc.	17,452	32
*	Biolase Inc.	75,667	32
*,^	iBio Inc.	177,100	31
*	Apollo Endosurgery Inc.	5,411	30
*	Five Star Senior Living
	Inc.	19,810	30
	Pain Therapeutics Inc.	7,306	29
*	Vical Inc.	15,634	29
*	iRadimed Corp.	1,866	28
*	KalVista
	Pharmaceuticals Inc.	2,713	26
*	Sonoma
	Pharmaceuticals Inc.	4,719	26
*,^	Orexigen Therapeutics
	Inc.	17,540	23
*,^	Matinas BioPharma
	Holdings Inc.	18,580	22
*,^	Synlogic Inc.	1,938	19
*	Flex Pharma Inc.	5,140	18
*	OncoSec Medical Inc.	11,000	18
*	Catabasis
	Pharmaceuticals Inc.	10,960	16
*	Genesis Healthcare Inc.	21,297	16
*	Presbia plc	4,139	16
	Diversicare Healthcare
	Services Inc.	1,413	14
*	CorMedix Inc.	23,800	12
*	Aileron Therapeutics Inc.	1,117	12
*,^	BioLife Solutions Inc.	1,962	12
*	Spero Therapeutics Inc.	941	11
*	Chiasma Inc.	6,057	10
*	CAS Medical Systems
	Inc.	10,200	8
*,^	Pernix Therapeutics
	Holdings Inc.	2,881	7
*,^	Biocept Inc.	9,361	6
*	Caladrius Biosciences
	Inc.	1,820	6
*	Galena Biopharma Inc.	20,884	5
*	Leap Therapeutics Inc.	838	5
*	Biomerica Inc.	1,300	5
*	Altimmune Inc.	2,182	4

*	Alliqua BioMedical Inc.	2,283	4
*	CEL-SCI Corp.	2,052	4
*	Regional Health
	Properties Inc.	18,674	3
*	Dare Bioscience Inc.	1,040	2
*	Fibrocell Science Inc.	3,067	2
*	InVivo Therapeutics
	Holdings Corp.	2,160	2
*,^	Tandem Diabetes Care Inc.	601	1
*	Aethlon Medical Inc.	1,232	1
*,^	Amedica Corp.	419	1
*	Cytori Therapeutics Inc.	3,276	1
*	Daxor Corp.	161	1
*,^	Argos Therapeutics Inc.	3,850	1
*	Aviragen Therapeutics
	Inc.	917	1
*	Hemispherx Biopharma
	Inc.	895	—
*,^	BioPharmX Corp.	2,553	—
*	Milestone Scientific Inc.	200	—
			5,454,009
Industrials (13.3%)
	Boeing Co.	895,226	264,011
	General Electric Co.	13,723,221	239,470
	3M Co.	941,990	221,716
	Honeywell International
	Inc.	1,204,070	184,656
	Union Pacific Corp.	1,246,001	167,089
	United Technologies
	Corp.	1,200,106	153,098
	Accenture plc Class A	972,018	148,806
	Caterpillar Inc.	941,089	148,297
*	PayPal Holdings Inc.	1,807,130	133,041
	United Parcel Service
	Inc. Class B	1,086,501	129,457
	Lockheed Martin Corp.	385,083	123,631
	FedEx Corp.	381,732	95,257
	Danaher Corp.	990,051	91,897
	Raytheon Co.	456,917	85,832
	Northrop Grumman Corp.	274,855	84,356
	General Dynamics Corp.	401,038	81,591
	Deere & Co.	507,796	79,475
	Automatic Data
	Processing Inc.	666,265	78,080
	Illinois Tool Works Inc.	459,259	76,627
	CSX Corp.	1,343,189	73,889
	Emerson Electric Co.	1,014,533	70,703
	Norfolk Southern Corp.	452,515	65,569
	Waste Management Inc.	683,634	58,998
	Johnson Controls
	International plc	1,462,558	55,738
	Eaton Corp. plc	696,600	55,038
	Sherwin-Williams Co.	133,033	54,549
	TE Connectivity Ltd.	555,011	52,748

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Fidelity National
	Information Services
	Inc.	526,751	49,562
	Cummins Inc.	248,620	43,916
*	Fiserv Inc.	328,494	43,075
	Amphenol Corp. Class A	481,898	42,311
	Parker-Hannifin Corp.	209,480	41,808
	Roper Technologies Inc.	161,041	41,710
	Rockwell Automation Inc.	202,759	39,812
	PACCAR Inc.	554,872	39,440
	Fortive Corp.	492,294	35,617
	Ingersoll-Rand plc	394,209	35,160
	Rockwell Collins Inc.	257,469	34,918
	Paychex Inc.	509,486	34,686
	Agilent Technologies Inc.	509,029	34,090
	Waste Connections Inc.	417,399	29,610
*	FleetCor Technologies
	Inc.	141,321	27,194
	Vulcan Materials Co.	208,909	26,818
	AMETEK Inc.	364,273	26,399
	WestRock Co.	402,419	25,437
	Global Payments Inc.	251,838	25,244
*	Mettler-Toledo
	International Inc.	40,394	25,025
	Fastenal Co.	453,580	24,806
	Dover Corp.	245,243	24,767
	L3 Technologies Inc.	123,704	24,475
*	Verisk Analytics Inc.
	Class A	245,418	23,560
*	United Rentals Inc.	133,456	22,942
	Republic Services Inc.
	Class A	338,392	22,879
	Masco Corp.	500,393	21,987
	Martin Marietta
	Materials Inc.	99,252	21,939
	Textron Inc.	374,659	21,202
	Ball Corp.	554,259	20,979
	Cintas Corp.	133,800	20,850
	Total System Services
	Inc.	262,138	20,733
	TransDigm Group Inc.	73,659	20,228
	WW Grainger Inc.	85,560	20,214
	CH Robinson
	Worldwide Inc.	220,417	19,637
	Xylem Inc.	284,429	19,398
*	Vantiv Inc. Class A	256,397	18,858
	Alliance Data Systems
	Corp.	74,361	18,849
	Pentair plc	257,956	18,217
	Expeditors International
	of Washington Inc.	279,897	18,107
	Packaging Corp. of
	America	149,099	17,974
*	XPO Logistics Inc.	190,316	17,431

	Kansas City Southern	163,653	17,220
	Huntington Ingalls
	Industries Inc.	71,733	16,907
*	CoStar Group Inc.	56,663	16,826
	Broadridge Financial
	Solutions Inc.	185,021	16,759
	Fortune Brands Home
	& Security Inc.	240,851	16,484
*	Trimble Inc.	400,739	16,286
	Owens Corning	176,669	16,243
	Cognex Corp.	261,736	16,008
	Spirit AeroSystems
	Holdings Inc. Class A	183,330	15,996
	IDEX Corp.	121,158	15,989
	JB Hunt Transport
	Services Inc.	138,440	15,918
	Jack Henry &
	Associates Inc.	122,488	14,326
*	TransUnion	259,957	14,287
	AO Smith Corp.	231,466	14,184
	Sealed Air Corp.	285,227	14,062
*	Sensata Technologies
	Holding NV	271,344	13,868
	Old Dominion Freight
	Line Inc.	104,589	13,759
	ManpowerGroup Inc.	103,870	13,099
	Lennox International Inc.	61,972	12,906
	PerkinElmer Inc.	174,482	12,758
	Jacobs Engineering
	Group Inc.	188,467	12,431
*	Keysight Technologies
	Inc.	295,083	12,275
*	Berry Global Group Inc.	207,080	12,149
	Graco Inc.	266,784	12,064
*	First Data Corp. Class A	718,455	12,005
	Allegion plc	150,545	11,977
	Orbital ATK Inc.	90,994	11,966
*	Crown Holdings Inc.	211,536	11,899
*	IPG Photonics Corp.	55,426	11,868
	Hubbell Inc. Class B	87,227	11,805
	Acuity Brands Inc.	66,748	11,748
	Universal Display Corp.	67,081	11,582
	Nordson Corp.	78,151	11,441
	Fluor Corp.	219,199	11,322
*	HD Supply Holdings Inc.	281,113	11,253
	Carlisle Cos. Inc.	98,334	11,176
	Xerox Corp.	383,194	11,170
*	Arrow Electronics Inc.	138,747	11,157
^	Wabtec Corp.	136,613	11,124
*	Coherent Inc.	39,037	11,017
	Oshkosh Corp.	118,409	10,762
	Toro Co.	161,920	10,562
	Robert Half International
	Inc.	188,174	10,451

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	FLIR Systems Inc.	218,499	10,186
	Donaldson Co. Inc.	207,029	10,134
*	WEX Inc.	67,974	9,600
	BWX Technologies Inc.	157,762	9,543
*	Quanta Services Inc.	240,222	9,395
*	AECOM	249,407	9,265
	Knight-Swift
	Transportation
	Holdings Inc.	210,687	9,211
	Allison Transmission
	Holdings Inc.	213,741	9,206
*	Teledyne Technologies
	Inc.	50,814	9,205
*	Stericycle Inc.	133,947	9,107
	Trinity Industries Inc.	240,462	9,008
	Hexcel Corp.	143,870	8,898
*	Zebra Technologies
	Corp.	84,563	8,778
	Flowserve Corp.	206,029	8,680
	AptarGroup Inc.	100,008	8,629
	Lincoln Electric Holdings
	Inc.	93,572	8,569
	Sonoco Products Co.	159,161	8,458
	MDU Resources Group
	Inc.	312,593	8,403
	Booz Allen Hamilton
	Holding Corp. Class A	219,679	8,376
	Eagle Materials Inc.	73,370	8,313
	HEICO Corp. Class A	103,227	8,160
	Watsco Inc.	47,949	8,153
	Macquarie Infrastructure
	Corp.	125,768	8,074
	Genpact Ltd.	245,133	7,781
	Curtiss-Wright Corp.	63,823	7,777
	National Instruments
	Corp.	186,781	7,776
*	Genesee & Wyoming Inc.
	Class A	98,342	7,742
	AGCO Corp.	107,526	7,681
	EMCOR Group Inc.	93,338	7,630
	Graphic Packaging
	Holding Co.	489,719	7,566
	Avnet Inc.	190,534	7,549
	Air Lease Corp. Class A	154,626	7,436
	ITT Inc.	139,310	7,435
	MAXIMUS Inc.	103,781	7,429
	Crane Co.	80,925	7,220
	Littelfuse Inc.	36,362	7,193
	Ryder System Inc.	84,443	7,108
	Jabil Inc.	267,231	7,015
	Landstar System Inc.	67,231	6,999
	MSC Industrial Direct
	Co. Inc. Class A	71,008	6,864
	Bemis Co. Inc.	143,508	6,858

	Woodward Inc.	88,180	6,749
*	Euronet Worldwide Inc.	79,687	6,715
	Kennametal Inc.	129,174	6,253
	Maxar Technologies Ltd.	96,624	6,215
*	Louisiana-Pacific Corp.	231,469	6,078
	Brink’s Co.	76,626	6,030
	Valmont Industries Inc.	36,161	5,997
	Terex Corp.	124,343	5,996
	Deluxe Corp.	77,590	5,962
*	CoreLogic Inc.	128,009	5,915
*	Owens-Illinois Inc.	259,984	5,764
*	Kirby Corp.	84,756	5,662
*	KLX Inc.	82,822	5,653
	John Bean Technologies
	Corp.	50,630	5,610
	Timken Co.	112,531	5,531
	Regal Beloit Corp.	71,643	5,488
*	Summit Materials Inc.
	Class A	172,849	5,434
*	USG Corp.	137,239	5,292
	Belden Inc.	67,792	5,232
*	MasTec Inc.	106,146	5,196
*	On Assignment Inc.	80,454	5,171
	Barnes Group Inc.	81,596	5,163
*	Conduent Inc.	318,337	5,144
*	Trex Co. Inc.	47,218	5,118
*	Colfax Corp.	128,067	5,074
*	WESCO International Inc.	74,415	5,071
*	Generac Holdings Inc.	100,374	4,971
*	Rogers Corp.	29,093	4,711
	EnerSys	66,914	4,659
*	RBC Bearings Inc.	36,475	4,610
*	Cimpress NV	38,210	4,581
*	Moog Inc. Class A	51,669	4,487
*	Clean Harbors Inc.	82,307	4,461
	Vishay Intertechnology
	Inc.	214,505	4,451
	KBR Inc.	224,077	4,443
	Tetra Tech Inc.	91,546	4,408
*	TopBuild Corp.	58,159	4,405
*	JELD-WEN Holding Inc.	108,783	4,283
	Applied Industrial
	Technologies Inc.	62,572	4,261
*	Rexnord Corp.	163,115	4,244
	MSA Safety Inc.	54,632	4,235
*	II-VI Inc.	89,086	4,183
*	Armstrong World
	Industries Inc.	68,328	4,137
	UniFirst Corp.	24,735	4,079
	Granite Construction Inc.	64,051	4,063
	ABM Industries Inc.	105,564	3,982
*	WageWorks Inc.	63,406	3,931
*	Builders FirstSource Inc.	179,674	3,915
*	Proto Labs Inc.	37,875	3,901

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	GATX Corp.	61,114	3,799
*	AMN Healthcare
	Services Inc.	76,628	3,774
	Simpson Manufacturing
	Co. Inc.	64,791	3,720
*	Gardner Denver
	Holdings Inc.	108,842	3,693
*	Itron Inc.	53,950	3,679
*	Esterline Technologies
	Corp.	47,768	3,568
	Silgan Holdings Inc.	121,211	3,562
*	Sanmina Corp.	107,263	3,540
	Insperity Inc.	61,504	3,527
	Universal Forest
	Products Inc.	91,968	3,460
*	Anixter International Inc.	45,368	3,448
	Convergys Corp.	146,721	3,448
	Watts Water
	Technologies Inc.
	Class A	44,909	3,411
	Korn/Ferry International	81,417	3,369
*	Aerojet Rocketdyne
	Holdings Inc.	107,740	3,361
*	Navistar International
	Corp.	78,058	3,347
*	Meritor Inc.	141,789	3,326
*	Plexus Corp.	54,077	3,284
	EnPro Industries Inc.	34,650	3,240
	Mueller Industries Inc.	90,974	3,223
	Mueller Water Products
	Inc. Class A	256,363	3,212
*	Masonite International
	Corp.	43,260	3,208
	Schneider National Inc.
	Class B	111,784	3,193
	Triton International Ltd.	84,137	3,151
	Covanta Holding Corp.	185,158	3,129
	Exponent Inc.	43,669	3,105
*	ExlService Holdings Inc.	51,398	3,102
	Albany International Corp.	48,193	2,961
*	American Woodmark
	Corp.	22,457	2,925
*	Ambarella Inc.	49,615	2,915
	Greif Inc. Class A	47,941	2,904
	World Fuel Services Corp.	102,775	2,892
*	SPX FLOW Inc.	60,648	2,884
	Franklin Electric Co. Inc.	61,896	2,841
*	TriNet Group Inc.	63,314	2,807
	Forward Air Corp.	48,746	2,800
*	Saia Inc.	39,247	2,777
	Brady Corp. Class A	73,063	2,769
*	Floor & Decor Holdings
	Inc. Class A	54,847	2,670

	Comfort Systems USA
	Inc.	61,154	2,669
*	FTI Consulting Inc.	61,403	2,638
	Otter Tail Corp.	59,295	2,636
	Sun Hydraulics Corp.	40,392	2,613
^	Chicago Bridge & Iron
	Co. NV	161,656	2,609
	Kaman Corp.	44,301	2,607
	Mobile Mini Inc.	74,365	2,566
	Werner Enterprises Inc.	65,835	2,545
*	Benchmark Electronics
	Inc.	85,039	2,475
*	Hub Group Inc. Class A	51,605	2,472
	ESCO Technologies Inc.	40,998	2,470
	AAON Inc.	67,213	2,467
*	Novanta Inc.	48,348	2,417
*	Installed Building
	Products Inc.	31,784	2,414
*	Patrick Industries Inc.	34,411	2,390
*	Harsco Corp.	127,935	2,386
*	BMC Stock Holdings Inc.	93,590	2,368
*	Atlas Air Worldwide
	Holdings Inc.	40,350	2,367
	Cubic Corp.	39,875	2,351
*	Paylocity Holding Corp.	49,685	2,343
	Altra Industrial Motion
	Corp.	46,444	2,341
^	Greenbrier Cos. Inc.	43,741	2,331
*,^	MACOM Technology
	Solutions Holdings Inc.	71,507	2,327
	Boise Cascade Co.	58,166	2,321
	Methode Electronics Inc.	56,784	2,277
*	Integer Holdings Corp.	49,188	2,228
	Standex International
	Corp.	21,844	2,225
	General Cable Corp.	74,797	2,214
	AAR Corp.	56,326	2,213
	ManTech International
	Corp. Class A	43,860	2,201
*,^	Axon Enterprise Inc.	82,986	2,199
*	TTM Technologies Inc.	139,361	2,184
	Badger Meter Inc.	45,661	2,183
	Actuant Corp. Class A	86,094	2,178
	H&E Equipment
	Services Inc.	53,419	2,171
	Apogee Enterprises Inc.	46,795	2,140
*	Milacron Holdings Corp.	109,982	2,105
	Aircastle Ltd.	89,964	2,104
*	Air Transport Services
	Group Inc.	90,918	2,104
*	Sykes Enterprises Inc.	66,366	2,087
	AZZ Inc.	40,733	2,081
	Matson Inc.	69,159	2,064
	Triumph Group Inc.	75,590	2,056

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Federal Signal Corp.	102,155	2,052
*	Knowles Corp.	139,965	2,052
	Raven Industries Inc.	59,670	2,050
*	Aerovironment Inc.	35,615	2,000
*	US Concrete Inc.	23,855	1,995
	Manitowoc Co. Inc.	49,680	1,954
*	GMS Inc.	51,903	1,954
	Tennant Co.	26,822	1,949
	Astec Industries Inc.	33,297	1,948
*	Imperva Inc.	48,525	1,926
*	OSI Systems Inc.	29,815	1,919
*	Cotiviti Holdings Inc.	58,920	1,898
*	SPX Corp.	60,063	1,885
	Primoris Services Corp.	68,697	1,868
*	TriMas Corp.	69,729	1,865
*	Advanced Disposal
	Services Inc.	77,072	1,845
	Wabash National Corp.	84,392	1,831
	Heartland Express Inc.	78,359	1,829
	Alamo Group Inc.	16,200	1,829
	Multi-Color Corp.	24,416	1,828
	US Ecology Inc.	35,723	1,822
	Kadant Inc.	17,883	1,795
*	TrueBlue Inc.	60,566	1,666
*	Tutor Perini Corp.	65,448	1,659
	Viad Corp.	28,806	1,596
*	MINDBODY Inc. Class A	52,078	1,586
	McGrath RentCorp	33,420	1,570
*	Fabrinet	54,398	1,561
	Materion Corp.	31,624	1,537
*	Continental Building
	Products Inc.	53,729	1,512
*	Casella Waste Systems
	Inc. Class A	65,574	1,510
*	Gibraltar Industries Inc.	45,526	1,502
	REV Group Inc.	45,978	1,496
	CTS Corp.	57,923	1,492
^	Sturm Ruger & Co. Inc.	26,657	1,489
	AVX Corp.	85,741	1,483
*	Huron Consulting Group
	Inc.	36,622	1,481
*	Kratos Defense &
	Security Solutions Inc.	137,075	1,452
	Kelly Services Inc.
	Class A	51,964	1,417
	ArcBest Corp.	39,569	1,415
*	Inovalon Holdings Inc.
	Class A	93,657	1,405
*	NCI Building Systems Inc.	72,777	1,405
	Quanex Building
	Products Corp.	59,985	1,404
	Schnitzer Steel Industries
	Inc.	41,349	1,385

	Columbus McKinnon
	Corp.	34,423	1,376
*	Aegion Corp. Class A	54,077	1,375
	Encore Wire Corp.	28,054	1,365
	Marten Transport Ltd.	67,154	1,363
	HEICO Corp.	14,246	1,344
*	ICF International Inc.	25,585	1,343
*	Cardtronics plc Class A	71,591	1,326
	EVERTEC Inc.	96,531	1,318
	Griffon Corp.	63,572	1,294
*	FARO Technologies Inc.	27,447	1,290
	CIRCOR International
	Inc.	26,473	1,289
*	Navigant Consulting Inc.	65,883	1,279
	MTS Systems Corp.	23,669	1,271
	Lindsay Corp.	14,325	1,263
*	Lydall Inc.	24,569	1,247
*	KEMET Corp.	81,922	1,234
*	PGT Innovations Inc.	72,570	1,223
	Advanced Drainage
	Systems Inc.	50,014	1,193
	Douglas Dynamics Inc.	31,160	1,178
*	Thermon Group
	Holdings Inc.	49,570	1,173
*,^	Evolent Health Inc.
	Class A	95,357	1,173
*	American Outdoor
	Brands Corp.	88,871	1,141
*	Astronics Corp.	27,496	1,140
*	Echo Global Logistics
	Inc.	40,392	1,131
	NN Inc.	40,683	1,123
*	CBIZ Inc.	72,402	1,119
*	Control4 Corp.	37,515	1,116
*	Veeco Instruments Inc.	73,781	1,096
*	Electro Scientific
	Industries Inc.	50,724	1,087
	TeleTech Holdings Inc.	26,753	1,077
	Argan Inc.	23,748	1,069
	Hyster-Yale Materials
	Handling Inc.	12,338	1,051
	RR Donnelley & Sons Co.	111,755	1,039
	Ennis Inc.	49,590	1,029
*	Atkore International
	Group Inc.	47,847	1,026
	Global Brass & Copper
	Holdings Inc.	30,597	1,013
	Quad/Graphics Inc.	43,686	987
*	Donnelley Financial
	Solutions Inc.	49,942	973
	Gorman-Rupp Co.	30,523	953
	Myers Industries Inc.	48,733	950
*	MYR Group Inc.	26,180	935
	Insteel Industries Inc.	31,294	886

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Cass Information
	Systems Inc.	15,120	880
	Kforce Inc.	34,650	875
*	TimkenSteel Corp.	56,636	860
	RPX Corp.	63,714	856
	Barrett Business
	Services Inc.	13,251	855
*	Everi Holdings Inc.	112,366	847
*	Cross Country
	Healthcare Inc.	63,743	813
	Spartan Motors Inc.	51,015	803
	Park-Ohio Holdings Corp.	17,459	802
	Heidrick & Struggles
	International Inc.	32,628	801
*	DXP Enterprises Inc.	26,909	796
	LSC Communications Inc.	48,955	742
	Resources Connection
	Inc.	47,887	740
*	Engility Holdings Inc.	25,480	723
*	CAI International Inc.	25,457	721
*	Bazaarvoice Inc.	131,380	716
	DMC Global Inc.	28,568	716
	CRA International Inc.	15,889	714
*	Wesco Aircraft Holdings
	Inc.	96,247	712
*	Armstrong Flooring Inc.	41,626	704
	Daktronics Inc.	75,446	689
*	YRC Worldwide Inc.	47,890	689
	Miller Industries Inc.	24,863	641
*	Covenant Transportation
	Group Inc. Class A	22,256	639
*	Landec Corp.	50,064	631
*	Sterling Construction
	Co. Inc.	38,392	625
*	NV5 Global Inc.	11,458	620
*	InnerWorkings Inc.	61,816	620
*	GP Strategies Corp.	26,686	619
*	Kimball Electronics Inc.	32,302	590
	Essendant Inc.	63,354	587
	VSE Corp.	11,974	580
*	Team Inc.	38,783	578
	American Railcar
	Industries Inc.	13,856	577
	NVE Corp.	6,663	573
*	International Seaways Inc.	30,047	555
*	Vicor Corp.	26,517	554
*,^	Energous Corp.	28,139	547
*	Daseke Inc.	38,216	546
*	Ply Gem Holdings Inc.	29,049	537
*	Vishay Precision Group
	Inc.	21,317	536
*	PHH Corp.	51,889	534
	Mesa Laboratories Inc.	4,290	533
*	Franklin Covey Co.	25,548	530

*	Commercial Vehicle
	Group Inc.	47,973	513
*	Mistras Group Inc.	21,801	512
*	Ducommun Inc.	17,980	512
*	Astronics Corp. Class B	12,179	507
	B. Riley Financial Inc.	27,128	491
*,^	Energy Recovery Inc.	55,656	487
	Crawford & Co. Class B	50,256	483
*	Great Lakes Dredge &
	Dock Corp.	88,787	479
*,^	Babcock & Wilcox
	Enterprises Inc.	84,033	477
*	Heritage-Crystal Clean
	Inc.	21,897	476
	Park Electrochemical
	Corp.	24,128	474
	National Research Corp.
	Class A	12,087	451
*	LB Foster Co. Class A	16,557	450
	Bel Fuse Inc. Class B	17,411	438
	Powell Industries Inc.	15,273	438
	Graham Corp.	20,885	437
*	Horizon Global Corp.	31,118	436
*	Layne Christensen Co.	33,593	422
	Allied Motion
	Technologies Inc.	12,715	421
*	Era Group Inc.	38,339	412
*	Eagle Bulk Shipping Inc.	89,334	400
	Hardinge Inc.	22,957	400
*	Northwest Pipe Co.	20,617	395
*	Roadrunner
	Transportation
	Systems Inc.	49,746	384
	Eastern Co.	14,110	369
	United States Lime &
	Minerals Inc.	4,694	362
*	Twin Disc Inc.	13,393	356
*	Acacia Research Corp.	87,681	355
*	Information Services
	Group Inc.	84,741	353
*	CryoPort Inc.	39,623	340
*,^	Maxwell Technologies
	Inc.	56,916	328
*	Hudson Technologies
	Inc.	51,897	315
	Omega Flex Inc.	4,302	307
*	Ameresco Inc. Class A	34,415	296
*	Foundation Building
	Materials Inc.	19,743	292
*,^	Forterra Inc.	26,195	291
*	Iteris Inc.	41,607	290
*	ServiceSource
	International Inc.	93,682	289
	Hurco Cos. Inc.	6,859	289

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	LSI Industries Inc.	41,486	285
	Celadon Group Inc.	43,972	281
*	Blue Bird Corp.	14,008	279
*	Houston Wire & Cable Co.	38,107	274
*	Willdan Group Inc.	11,410	273
*	Lawson Products Inc.	10,895	270
	CECO Environmental
	Corp.	50,404	259
	FreightCar America Inc.	15,080	258
*	Hill International Inc.	46,939	256
*	Overseas Shipholding
	Group Inc. Class A	89,336	245
*	Orion Group Holdings Inc.	31,178	244
	NACCO Industries Inc.
	Class A	6,425	242
^	Advanced Emissions
	Solutions Inc.	24,980	241
	Universal Logistics
	Holdings Inc.	10,160	241
*	Radiant Logistics Inc.	50,317	231
*	Sparton Corp.	9,923	229
*	PRGX Global Inc.	32,040	227
*	Intevac Inc.	30,977	212
*	ARC Document Solutions
	Inc.	79,674	203
*,^	Asure Software Inc.	14,345	203
*	Goldfield Corp.	41,144	202
^	EnviroStar Inc.	5,000	200
*	MicroVision Inc.	120,148	196
*	Manitex International Inc.	20,243	194
*,^	CyberOptics Corp.	12,721	191
*	DHI Group Inc.	95,139	181
	National Research Corp.
	Class B	3,096	176
*	American
	Superconductor Corp.	48,240	175
*	Willis Lease Finance Corp.	6,584	164
*	UFP Technologies Inc.	5,749	160
*	StarTek Inc.	15,981	159
*	IES Holdings Inc.	8,711	150
*	USA Truck Inc.	8,258	150
*	CUI Global Inc.	54,392	150
*	Nuverra Environmental
	Solutions Inc.	8,223	150
*	Arotech Corp.	40,657	144
*	Nuvectra Corp.	18,420	143
*	Gencor Industries Inc.	8,585	142
	Global Water Resources
	Inc.	15,088	141
*	BlueLinx Holdings Inc.	14,325	140
*	IntriCon Corp.	6,920	137
*,^	Huttig Building Products
	Inc.	20,400	136

*	PAM Transportation
	Services Inc.	3,874	135
*,^	ExOne Co.	14,080	118
*	Echelon Corp.	20,661	117
*	Napco Security
	Technologies Inc.	13,255	116
*	Xerium Technologies
	Inc.	25,689	109
*,^	UQM Technologies Inc.	78,403	109
*	Hudson Global Inc.	48,253	109
*	PFSweb Inc.	14,574	108
*	Ballantyne Strong Inc.	23,128	108
*	Mattersight Corp.	38,893	99
*	Universal Technical
	Institute Inc.	40,610	97
*,^	Workhorse Group Inc.	37,915	97
*	Innovative Solutions
	& Support Inc.	31,038	91
*,^	Applied DNA Sciences
	Inc.	56,734	90
*	LightPath Technologies
	Inc. Class A	40,322	90
*	Sharps Compliance Corp.	21,848	89
*	CPI Aerostructures Inc.	9,722	87
*	Broadwind Energy Inc.	31,113	85
*	Perceptron Inc.	8,400	82
	AMCON Distributing Co.	900	82
*	Fuel Tech Inc.	71,059	80
*	Key Technology Inc.	4,289	79
*	Ultralife Corp.	11,093	73
*	Frequency Electronics Inc.	7,273	68
*	Revolution Lighting
	Technologies Inc.	19,975	66
*	Aspen Aerogels Inc.	13,412	65
*	Air T Inc.	2,500	62
*	Lincoln Educational
	Services Corp.	30,118	61
*,^	Aqua Metals Inc.	27,299	58
*	Perma-Fix
	Environmental Services	15,311	56
*	Transcat Inc.	3,871	55
*	eMagin Corp.	33,365	55
*	IEC Electronics Corp.	13,361	55
	Richardson Electronics
	Ltd.	7,894	53
	BG Staffing Inc.	3,327	53
*	ClearSign Combustion
	Corp.	14,690	53
*	Perma-Pipe International
	Holdings Inc.	5,595	50
*	ModusLink Global
	Solutions Inc.	15,345	38
	Greif Inc. Class B	549	38
*	Digital Power Corp.	11,100	36

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	AeroCentury Corp.	2,175	33
	Bel Fuse Inc. Class A	1,377	32
*,^	Capstone Turbine Corp.	35,896	28
*	American Electric
	Technologies Inc.	17,847	27
*	Synthesis Energy
	Systems Inc.	6,982	20
*	General Finance Corp.	2,933	20
*	Orion Energy Systems
	Inc.	13,441	12
*,^	Digital Ally Inc.	3,600	10
*	Dorian LPG Ltd.	1,078	9
*	Industrial Services of
	America Inc.	5,080	8
*	Wireless Telecom
	Group Inc.	2,622	6
*	SigmaTron International
	Inc.	601	6
*	Odyssey Marine
	Exploration Inc.	1,433	5
*	Turtle Beach Corp.	11,768	5
*	Rubicon Technology Inc.	609	5
	Ecology and Environment
	Inc.	450	5
*	Energy Focus Inc.	1,890	5
*	Research Frontiers Inc.	4,224	4
*	Volt Information Sciences
	Inc.	694	3
*	Sypris Solutions Inc.	1,594	2
*	ShotSpotter Inc.	128	2
*	Tecogen Inc.	630	2
*	AMREP Corp.	170	1
*	ASV Holdings Inc.	100	1
	Chicago Rivet &
	Machine Co.	28	1
*,2	CTPartners Executive
	Search Inc.	74,003	—
			5,797,523
Oil & Gas (5.7%)
	Exxon Mobil Corp.	6,704,058	560,727
	Chevron Corp.	3,005,245	376,227
	Schlumberger Ltd.	2,189,064	147,521
	ConocoPhillips	1,890,106	103,748
	EOG Resources Inc.	913,815	98,610
	Occidental Petroleum
	Corp.	1,210,070	89,134
	Phillips 66	680,961	68,879
	Halliburton Co.	1,306,715	63,859
	Valero Energy Corp.	691,931	63,595
	Kinder Morgan Inc.	3,001,288	54,233
	Marathon Petroleum
	Corp.	772,090	50,942
	Pioneer Natural
	Resources Co.	269,146	46,522

	Anadarko Petroleum
	Corp.	864,527	46,373
	Williams Cos. Inc.	1,305,631	39,809
*	Concho Resources Inc.	234,802	35,272
	Devon Energy Corp.	790,857	32,741
	Andeavor	234,231	26,782
	Apache Corp.	602,881	25,454
	EQT Corp.	406,686	23,149
	Marathon Oil Corp.	1,342,785	22,733
	Hess Corp.	477,093	22,648
	Noble Energy Inc.	769,449	22,422
	Baker Hughes a GE Co.	676,883	21,417
	National Oilwell Varco
	Inc.	594,132	21,401
	Cabot Oil & Gas Corp.	732,393	20,946
*	Diamondback Energy
	Inc.	155,327	19,610
	Cimarex Energy Co.	150,695	18,386
*	Cheniere Energy Inc.	320,501	17,256
	Targa Resources Corp.	341,275	16,524
	HollyFrontier Corp.	281,221	14,404
*	Parsley Energy Inc.
	Class A	374,491	11,025
	OGE Energy Corp.	316,346	10,411
	Helmerich & Payne Inc.	155,424	10,047
*	Newfield Exploration
	Co.	315,183	9,938
*	Energen Corp.	155,655	8,961
*	WPX Energy Inc.	625,974	8,807
*	First Solar Inc.	123,740	8,355
*	RSP Permian Inc.	203,554	8,281
	Murphy Oil Corp.	262,602	8,154
	Patterson-UTI Energy
	Inc.	351,811	8,095
*	Continental Resources
	Inc.	150,442	7,969
^	Core Laboratories NV	69,324	7,594
	Range Resources Corp.	396,127	6,758
*	Antero Resources Corp.	353,619	6,719
*	Transocean Ltd.	616,831	6,588
*	Weatherford
	International plc	1,578,765	6,583
	PBF Energy Inc.
	Class A	164,205	5,821
*	PDC Energy Inc.	105,696	5,448
*	Chesapeake Energy
	Corp.	1,373,266	5,438
*	Centennial Resource
	Development Inc.
	Class A	252,737	5,004
*	Matador Resources Co.	156,354	4,867
*	Southwestern Energy
	Co.	810,017	4,520
	Ensco plc Class A	678,720	4,011

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Delek US Holdings Inc.	114,538	4,002
	SM Energy Co.	178,065	3,932
*	Callon Petroleum Co.	322,272	3,916
*	Whiting Petroleum Corp.	145,065	3,841
*	QEP Resources Inc.	384,477	3,679
	SemGroup Corp. Class A	120,971	3,653
*	Oasis Petroleum Inc.	425,714	3,580
	CNX Resources Corp.	233,081	3,410
	Oceaneering
	International Inc.	157,314	3,326
*	Rowan Cos. plc Class A	201,512	3,156
*	Gulfport Energy Corp.	246,017	3,139
	Nabors Industries Ltd.	455,130	3,108
	Pattern Energy Group
	Inc. Class A	144,598	3,107
*	C&J Energy Services Inc.	91,500	3,062
*	SRC Energy Inc.	356,413	3,040
*	McDermott International
	Inc.	454,370	2,990
*	Dril-Quip Inc.	60,909	2,905
*	Ultra Petroleum Corp.	315,977	2,863
*	Laredo Petroleum Inc.	251,795	2,672
	RPC Inc.	103,094	2,632
*	Carrizo Oil & Gas Inc.	121,770	2,591
*	MRC Global Inc.	144,285	2,441
*	Superior Energy Services
	Inc.	240,447	2,315
*	Chart Industries Inc.	49,196	2,305
*	Oil States International
	Inc.	81,324	2,301
*	Extraction Oil & Gas Inc.	159,397	2,281
*	Forum Energy
	Technologies Inc.	134,360	2,089
*	ProPetro Holding Corp.	95,744	1,930
*	NOW Inc.	169,971	1,875
*,^	Diamond Offshore
	Drilling Inc.	100,021	1,859
*	Exterran Corp.	57,778	1,817
*	Unit Corp.	81,180	1,786
*	Noble Corp. plc	394,191	1,782
*	Halcon Resources Corp.	223,315	1,690
*	Helix Energy Solutions
	Group Inc.	216,874	1,635
*	Denbury Resources Inc.	674,960	1,492
	Archrock Inc.	119,373	1,253
*	SEACOR Holdings Inc.	27,026	1,249
*,^	California Resources Corp.	63,472	1,234
*	Newpark Resources Inc.	140,449	1,208
*	Tellurian Inc.	123,232	1,200
*	Select Energy Services
	Inc. Class A	61,164	1,116
	Green Plains Inc.	65,717	1,107
*	Ring Energy Inc.	79,148	1,100
*	SandRidge Energy Inc.	51,508	1,085

^	CVR Energy Inc.	28,828	1,074
*	Par Pacific Holdings Inc.	53,064	1,023
*	Stone Energy Corp.	31,518	1,014
*	Keane Group Inc.	50,539	961
*,^	Resolute Energy Corp.	29,097	916
*	REX American
	Resources Corp.	10,341	856
*,^	Plug Power Inc.	351,505	830
*	Penn Virginia Corp.	21,009	822
*,^	Basic Energy Services
	Inc.	34,333	806
*	Matrix Service Co.	43,932	782
*	Tidewater Inc.	31,481	768
*	Bill Barrett Corp.	147,672	758
*,^	Jagged Peak Energy Inc.	47,859	755
*	Renewable Energy
	Group Inc.	63,669	751
*	Bonanza Creek Energy Inc.	27,076	747
*,^	SunPower Corp. Class A	87,857	741
*	Abraxas Petroleum Corp.	286,464	705
*	WildHorse Resource
	Development Corp.	37,367	688
*	TETRA Technologies Inc.	159,353	680
*	Green Brick Partners Inc.	51,849	586
*,^	Sanchez Energy Corp.	109,642	582
*	Natural Gas Services
	Group Inc.	21,712	569
*	Solaris Oilfield
	Infrastructure Inc.
	Class A	25,132	538
	Bristow Group Inc.	36,663	494
	Panhandle Oil and Gas
	Inc. Class A	22,029	453
*	W&T Offshore Inc.	134,396	445
*	Flotek Industries Inc.	92,081	429
*	Midstates Petroleum
	Co. Inc.	25,611	425
*	TPI Composites Inc.	19,852	406
*	Trecora Resources	29,797	402
*	Earthstone Energy Inc.
	Class A	37,361	397
*	SEACOR Marine
	Holdings Inc.	33,347	390
	Adams Resources &
	Energy Inc.	8,952	389
*,^	ION Geophysical Corp.	18,467	365
	Gulf Island Fabrication
	Inc.	27,001	362
*	NextDecade Corp.	41,723	347
*	Pioneer Energy Services
	Corp.	107,421	328
*	Dawson Geophysical Co.	62,821	312
*	Eclipse Resources Corp.	127,598	306
*,^	CARBO Ceramics Inc.	29,631	302

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Pacific Ethanol Inc.	65,334	297
	Evolution Petroleum
	Corp.	40,190	275
*	Mammoth Energy
	Services Inc.	12,998	255
*,^	Gastar Exploration Inc.	242,644	255
*	Independence Contract
	Drilling Inc.	63,273	252
*	Smart Sand Inc.	28,837	250
*,^	Comstock Resources
	Inc.	28,732	243
*	Geospace Technologies
	Corp.	17,933	233
*	Parker Drilling Co.	229,846	230
*	SilverBow Resources Inc.	7,645	227
*	Enphase Energy Inc.	90,916	219
*	Contango Oil & Gas Co.	46,065	217
*,^	Approach Resources Inc.	72,989	216
*,^	Hornbeck Offshore
	Services Inc.	69,410	216
*	Energy XXI Gulf Coast Inc.	34,799	200
*	Lilis Energy Inc.	37,930	194
*,^	NCS Multistage
	Holdings Inc.	12,125	179
*	PHI Inc. (Non-Voting
	Shares)	15,304	177
*,^	Zion Oil & Gas Inc.	77,814	168
*	Key Energy Services Inc.	13,940	164
*,^	Erin Energy Corp.	51,893	143
*,^	FuelCell Energy Inc.	81,142	138
*,^	EP Energy Corp. Class A	56,584	134
*	Lonestar Resources
	US Inc. Class A	33,222	132
*	Isramco Inc.	1,224	128
*	VAALCO Energy Inc.	180,669	126
*	Mitcham Industries Inc.	38,316	121
*	Willbros Group Inc.	79,324	113
*,^	Northern Oil and Gas Inc.	53,921	111
*	PetroQuest Energy Inc.	46,985	89
*,^	Amyris Inc.	22,189	83
*,^	Jones Energy Inc.
	Class A	70,075	77
*,^	Torchlight Energy
	Resources Inc.	56,117	75
*,^	Eco-Stim Energy
	Solutions Inc.	36,639	46
*	Stone Energy Corp.
	Warrants Expires
	02/28/2021	725	4
^	EXCO Resources Inc.	15,052	3
*,^	Rex Energy Corp.	1,990	3
*	PHI Inc. (Voting Shares)	229	3

*,^	Bonanza Creek Energy
	Inc. Warrants Expires
	04/28/2020	7,759	2
*,^	Ideal Power Inc.	791	1
*,^	Yuma Energy Inc.	637	1
*	Aemetis Inc.	1,072	1
^,2	Harvest Natural
	Resources Inc.	27,025	—
			2,479,977
Other (0.0%) [3]
*,2	Dyax Corp. CVR
	Expires 12/31/2019	266,416	533
*,2	Herbalife Ltd. CVR	15,650	152
*,2	Tobira Therapeutics
	CVR Expires 12/31/2028	4,500	20
*,2	NewStar Financial Inc	36,657	20
*,2	Ambit Biosciences
	Corp. CVR	29,736	18
*,2	Media General Inc.
	CVR	175,133	7
*,2	Alexza Pharmaceuticals
	Inc. CVR	80,591	3
*	Kadmon Warrants
	Expires 09/29/2022	25,728	2
*,2	Durata Therapeutics
	Inc. CVR Expires
	12/31/2018	800	1
*,2	Clinical Data CVR	29,879	—
*,2	Chelsea Therapeutics
	International Ltd. CVR	288,407	—
*,2,^	Biosante
	Pharmaceutical Inc.
	CVR	156,953	—
*,2	Adolor Corp. Rights
	Expires 07/01/2019	126,930	—
			756
Technology (18.4%)
	Apple Inc.	7,313,973	1,237,744
	Microsoft Corp.	12,208,558	1,044,320
*	Facebook Inc. Class A	3,773,679	665,903
*	Alphabet Inc. Class C	476,864	498,991
*	Alphabet Inc. Class A	465,027	489,859
	Intel Corp.	7,406,915	341,903
	Cisco Systems Inc.	7,820,393	299,521
	Oracle Corp.	4,952,881	234,172
	International Business
	Machines Corp.	1,391,513	213,486
	NVIDIA Corp.	863,248	167,039
	Broadcom Ltd.	645,625	165,861
	Texas Instruments Inc.	1,558,531	162,773
	QUALCOMM Inc.	2,332,839	149,348
*	Adobe Systems Inc.	779,844	136,660
*	salesforce.com Inc.	1,085,370	110,957
	Applied Materials Inc.	1,687,688	86,275

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Micron Technology Inc.	1,734,361	71,317
	Cognizant Technology
	Solutions Corp. Class A	932,142	66,201
	Intuit Inc.	383,575	60,520
	HP Inc.	2,642,829	55,526
	Analog Devices Inc.	582,733	51,881
	Lam Research Corp.	256,375	47,191
	Corning Inc.	1,372,150	43,895
	DXC Technology Co.	451,116	42,811
	Western Digital Corp.	468,238	37,239
*	Autodesk Inc.	347,226	36,400
	Hewlett Packard
	Enterprise Co.	2,522,331	36,221
*	ServiceNow Inc.	274,280	35,763
*	Cerner Corp.	498,827	33,616
*	Red Hat Inc.	279,417	33,558
	Microchip Technology
	Inc.	369,255	32,450
	Symantec Corp.	980,882	27,524
	Skyworks Solutions Inc.	289,341	27,473
	Harris Corp.	188,909	26,759
	Xilinx Inc.	396,271	26,717
*	Dell Technologies Inc.
	Class V	322,341	26,200
	KLA-Tencor Corp.	247,482	26,003
*	Twitter Inc.	997,927	23,960
	NetApp Inc.	426,381	23,587
	Maxim Integrated
	Products Inc.	445,916	23,313
	Motorola Solutions Inc.	257,508	23,263
*	Workday Inc. Class A	217,652	22,144
*	Synopsys Inc.	237,874	20,276
*	Palo Alto Networks Inc.	137,702	19,959
*	ANSYS Inc.	134,854	19,903
*	Citrix Systems Inc.	225,635	19,856
	Seagate Technology plc	457,345	19,135
*	Cadence Design
	Systems Inc.	444,093	18,572
*	Splunk Inc.	220,599	18,274
*	Arista Networks Inc.	75,043	17,679
	Juniper Networks Inc.	589,516	16,801
*	Gartner Inc.	136,321	16,788
	CDW Corp.	240,475	16,711
*	Akamai Technologies
	Inc.	254,020	16,521
	CA Inc.	496,396	16,520
	Leidos Holdings Inc.	241,341	15,583
	CDK Global Inc.	216,847	15,457
*	VeriSign Inc.	133,324	15,258
*	VMware Inc. Class A	120,771	15,135
*,^	Advanced Micro
	Devices Inc.	1,446,840	14,874
*	IAC/InterActiveCorp	121,116	14,810
*	Square Inc.	404,846	14,036

*	ON Semiconductor Corp.	667,026	13,968
*	Qorvo Inc.	201,738	13,436
	Marvell Technology
	Group Ltd.	619,120	13,293
	Teradyne Inc.	311,578	13,046
*	F5 Networks Inc.	97,921	12,849
*	CommScope Holding
	Co. Inc.	302,615	11,448
	SS&C Technologies
	Holdings Inc.	277,311	11,226
*	PTC Inc.	182,990	11,120
*	Fortinet Inc.	235,941	10,308
*,^	Snap Inc.	686,529	10,030
*	Tyler Technologies Inc.	56,366	9,980
*	Ultimate Software
	Group Inc.	45,141	9,851
	LogMeIn Inc.	84,235	9,645
*	Veeva Systems Inc.
	Class A	174,370	9,639
*	Microsemi Corp.	184,719	9,541
*	GoDaddy Inc. Class A	187,694	9,437
	Garmin Ltd.	147,999	8,816
*	Guidewire Software Inc.	118,421	8,794
*	Cavium Inc.	103,171	8,649
*	EPAM Systems Inc.	78,815	8,467
*	athenahealth Inc.	62,967	8,377
	MKS Instruments Inc.	86,491	8,173
*	Aspen Technology Inc.	117,039	7,748
	CSRA Inc.	257,353	7,700
	Cypress Semiconductor
	Corp.	501,140	7,637
*	Nuance
	Communications Inc.	459,884	7,519
	Fair Isaac Corp.	48,024	7,357
*	ARRIS International plc	284,299	7,304
	Blackbaud Inc.	76,928	7,269
*	Teradata Corp.	188,386	7,245
	Monolithic Power
	Systems Inc.	63,907	7,181
*	Tableau Software Inc.
	Class A	100,418	6,949
	Entegris Inc.	226,744	6,904
*,^	ViaSat Inc.	87,609	6,558
*	NCR Corp.	192,032	6,527
	SYNNEX Corp.	47,915	6,514
*	Paycom Software Inc.	76,153	6,117
*	Integrated Device
	Technology Inc.	202,534	6,021
*	Silicon Laboratories Inc.	67,921	5,997
	DST Systems Inc.	96,605	5,996
*	Tech Data Corp.	60,961	5,972
*	Proofpoint Inc.	66,357	5,893
*	Cree Inc.	156,008	5,794
*	Medidata Solutions Inc.	88,602	5,615

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	j2 Global Inc.	73,356	5,504
*	Nutanix Inc.	155,844	5,498
*	Manhattan Associates
	Inc.	109,088	5,404
	Science Applications
	International Corp.	69,624	5,331
*	Cirrus Logic Inc.	102,149	5,297
*	Dycom Industries Inc.	46,618	5,195
*	CACI International Inc.
	Class A	39,126	5,178
*	Zendesk Inc.	150,279	5,085
*	2U Inc.	77,866	5,023
*	RingCentral Inc. Class A	101,730	4,924
*	Ciena Corp.	225,958	4,729
*	HubSpot Inc.	52,732	4,662
*	Ellie Mae Inc.	51,791	4,630
*	Lumentum Holdings Inc.	93,140	4,555
*	RealPage Inc.	100,667	4,460
*	Advanced Energy
	Industries Inc.	63,653	4,295
*	ACI Worldwide Inc.	189,375	4,293
	InterDigital Inc.	55,508	4,227
*	Verint Systems Inc.	100,709	4,215
*	Allscripts Healthcare
	Solutions Inc.	284,512	4,140
*	NetScout Systems Inc.	132,986	4,049
*,^	FireEye Inc.	280,545	3,984
*	New Relic Inc.	68,701	3,969
	Cabot Microelectronics
	Corp.	41,198	3,876
*	Mercury Systems Inc.	73,101	3,754
*	Finisar Corp.	178,567	3,634
*	Semtech Corp.	105,436	3,606
*	EchoStar Corp. Class A	59,361	3,556
*	Box Inc.	164,008	3,464
*	CommVault Systems Inc.	64,922	3,408
	Pitney Bowes Inc.	298,461	3,337
	Power Integrations Inc.	45,295	3,331
	Progress Software Corp.	75,919	3,232
*	Envestnet Inc.	64,684	3,225
*	Viavi Solutions Inc.	364,472	3,186
*	VeriFone Systems Inc.	178,816	3,167
*	Callidus Software Inc.	110,158	3,156
	Cogent Communications
	Holdings Inc.	65,461	2,965
*	Cornerstone OnDemand
	Inc.	82,103	2,901
	TiVo Corp.	184,376	2,876
	Ebix Inc.	35,797	2,837
	Pegasystems Inc.	59,975	2,828
*	NETGEAR Inc.	47,707	2,803
*	Qualys Inc.	46,901	2,784
*,^	Ubiquiti Networks Inc.	38,576	2,740
*	BroadSoft Inc.	49,138	2,698

*	Cloudera Inc.	160,343	2,649
	Plantronics Inc.	52,479	2,644
*	Match Group Inc.	83,715	2,621
	Brooks Automation Inc.	106,858	2,549
*	Premier Inc. Class A	87,255	2,547
*	Rambus Inc.	176,019	2,503
*	Twilio Inc. Class A	105,416	2,488
	CSG Systems
	International Inc.	56,394	2,471
*	MaxLinear Inc.	92,469	2,443
*	Pure Storage Inc.
	Class A	147,029	2,332
*	Q2 Holdings Inc.	62,502	2,303
*	Insight Enterprises Inc.	59,483	2,278
*	Electronics For
	Imaging Inc.	74,619	2,204
*	Extreme Networks Inc.	175,148	2,193
*	Inphi Corp.	59,297	2,170
*	MuleSoft Inc. Class A	92,634	2,155
*	Bottomline
	Technologies de Inc.	61,649	2,138
*	Synaptics Inc.	52,520	2,098
*	Five9 Inc.	82,353	2,049
*	MicroStrategy Inc.
	Class A	14,982	1,967
*	FormFactor Inc.	121,731	1,905
	Xperi Corp.	76,534	1,867
*	Alarm.com Holdings Inc.	48,881	1,845
*	Coupa Software Inc.	58,314	1,821
*	Virtusa Corp.	41,122	1,813
*	Diodes Inc.	62,287	1,786
	Diebold Nixdorf Inc.	107,956	1,765
	NIC Inc.	104,038	1,727
*	CEVA Inc.	36,928	1,704
*	Web.com Group Inc.	77,686	1,694
*	Oclaro Inc.	248,405	1,674
*	Barracuda Networks Inc.	60,092	1,653
*	Varonis Systems Inc.	32,108	1,559
*	Blucora Inc.	70,081	1,549
*	ScanSource Inc.	43,045	1,541
	ADTRAN Inc.	78,779	1,524
*	Cray Inc.	62,701	1,517
*,^	3D Systems Corp.	173,331	1,498
*	ePlus Inc.	19,738	1,484
*	Infinera Corp.	234,100	1,482
*	Hortonworks Inc.	73,034	1,469
*	Amkor Technology Inc.	144,714	1,454
*	Axcelis Technologies Inc.	50,513	1,450
	Monotype Imaging
	Holdings Inc.	58,795	1,417
*	Boingo Wireless Inc.	61,743	1,389
*	Instructure Inc.	41,044	1,359
*	SPS Commerce Inc.	27,120	1,318
*	Syntel Inc.	54,526	1,254

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Vocera Communications
	Inc.	41,372	1,250
*	Blackline Inc.	37,719	1,237
*	CalAmp Corp.	57,259	1,227
*	Super Micro Computer
	Inc.	58,401	1,222
*	Acacia Communications
	Inc.	33,288	1,206
*	PROS Holdings Inc.	44,512	1,177
*	Lattice Semiconductor
	Corp.	199,217	1,151
*	IXYS Corp.	47,220	1,131
*	Quality Systems Inc.	81,310	1,104
*	Shutterstock Inc.	25,404	1,093
*,^	Applied Optoelectronics
	Inc.	28,822	1,090
*	Carbonite Inc.	42,409	1,064
*	LivePerson Inc.	92,235	1,061
*	Ultra Clean Holdings Inc.	45,585	1,053
*	Rudolph Technologies Inc.	42,461	1,015
*	Alteryx Inc. Class A	40,038	1,012
	Cohu Inc.	45,963	1,009
*,^	Gogo Inc.	88,721	1,001
*	Everbridge Inc.	33,590	998
*	Presidio Inc.	51,117	980
*	Silver Spring Networks
	Inc.	59,870	972
	Switch Inc.	52,677	958
*	Actua Corp.	59,058	921
	Forrester Research Inc.	20,617	911
*	CommerceHub Inc.	44,205	910
*	Apptio Inc. Class A	37,840	890
*	Perficient Inc.	44,839	855
*	Endurance International
	Group Holdings Inc.	101,245	850
*	Okta Inc.	32,883	842
*	Nanometrics Inc.	33,763	841
*	Photronics Inc.	98,356	838
*	Loral Space &
	Communications Inc.	18,879	832
*	Benefitfocus Inc.	30,303	818
*	Ichor Holdings Ltd.	32,244	793
	Comtech
	Telecommunications
	Corp.	35,703	790
*	Ribbon Communications
	Inc.	99,625	770
	Systemax Inc.	22,524	749
*	Appfolio Inc.	17,579	730
	Hackett Group Inc.	46,060	724
*,^	Yext Inc.	59,983	722
*	Workiva Inc.	33,434	716
*	Xcerra Corp.	70,672	692

	Computer Programs &
	Systems Inc.	22,743	683
*	A10 Networks Inc.	88,356	682
*	USA Technologies Inc.	68,307	666
	American Software Inc.
	Class A	56,436	656
*	Alpha & Omega
	Semiconductor Ltd.	38,404	628
*	PDF Solutions Inc.	39,141	615
*	Unisys Corp.	74,757	609
*	Harmonic Inc.	144,158	605
*	CommerceHub Inc.
	Class A	27,517	605
*	Rapid7 Inc.	31,122	581
*	VASCO Data Security
	International Inc.	41,325	574
*	Tabula Rasa HealthCare
	Inc.	19,720	553
*	AXT Inc.	63,230	550
*	Impinj Inc.	24,372	549
*	Vectrus Inc.	17,781	549
*	Cision Ltd.	45,105	535
*	Limelight Networks Inc.	119,651	528
*	Synchronoss
	Technologies Inc.	58,199	520
*	Calix Inc.	84,752	504
*	DSP Group Inc.	40,149	502
*	Internap Corp.	31,768	499
*	SailPoint Technologies
	Holding Inc.	34,029	493
*	Altair Engineering Inc.
	Class A	20,582	492
*	Model N Inc.	31,237	492
*,^	Digimarc Corp.	13,532	489
*	Mitek Systems Inc.	53,920	483
*	Brightcove Inc.	66,649	473
*	Digi International Inc.	48,939	467
	Concurrent Computer
	Corp.	78,479	453
	QAD Inc. Class A	11,516	447
*	Agilysys Inc.	32,010	393
*	ChannelAdvisor Corp.	43,153	388
	PC Connection Inc.	14,666	384
*	MongoDB Inc.	12,856	382
*	Upland Software Inc.	17,578	381
*,^	Immersion Corp.	53,846	380
*	RigNet Inc.	25,367	379
*,^	TransEnterix Inc.	193,766	374
*	WideOpenWest Inc.	34,652	366
*	KeyW Holding Corp.	61,974	364
*	Sigma Designs Inc.	51,457	358
*,^	NeoPhotonics Corp.	52,999	349
*	Quantenna
	Communications Inc.	28,180	344

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Amber Road Inc.	46,627	342
*	KVH Industries Inc.	32,929	341
*	MobileIron Inc.	83,765	327
*	Zix Corp.	74,356	326
*,^	Appian Corp. Class A	10,048	316
*	EMCORE Corp.	48,810	315
*,^	Kopin Corp.	98,044	314
*	Meet Group Inc.	109,230	308
*	Castlight Health Inc.
	Class B	81,810	307
*	Ooma Inc.	25,510	305
*	Rosetta Stone Inc.	24,171	301
*,^	VirnetX Holding Corp.	76,978	285
*	Edgewater Technology
	Inc.	43,518	272
*	Quantum Corp.	47,509	267
	Simulations Plus Inc.	16,404	264
*	Pixelworks Inc.	41,291	261
*	eGain Corp.	49,776	261
*	Computer Task Group
	Inc.	51,182	261
*	Great Elm Capital
	Group Inc.	64,026	259
*	Telenav Inc.	43,644	240
*	Amtech Systems Inc.	23,275	234
*,^	QuickLogic Corp.	126,374	220
*	LRAD Corp.	86,417	215
*	GSI Technology Inc.	26,114	208
*	Datawatch Corp.	21,298	202
*	Exela Technologies Inc.	39,203	202
	Preformed Line
	Products Co.	2,778	197
*,^	Veritone Inc.	8,115	188
*	VOXX International
	Corp. Class A	33,559	188
*,^	Park City Group Inc.	19,627	187
	PC-Tel Inc.	25,151	185
*	Aerohive Networks Inc.	31,099	181
*	ID Systems Inc.	25,160	175
*	ForeScout Technologies
	Inc.	5,318	170
	TESSCO Technologies
	Inc.	8,092	163
*	Telaria Inc.	40,215	162
*	SITO Mobile Ltd.	22,560	152
*	BSQUARE Corp.	31,366	146
*	Seachange International
	Inc.	34,871	137
*	Adesto Technologies
	Corp.	20,931	135
*	Fusion
	Telecommunications
	International Inc.	35,587	133
*	Casa Systems Inc.	7,185	128

*	Aviat Networks Inc.	8,128	123
*	Icad Inc.	33,876	117
*	Clearfield Inc.	9,367	115
*	Data I/O Corp.	9,481	114
*	Synacor Inc.	49,449	114
*,^	Inseego Corp.	68,373	110
*	Bandwidth Inc. Class A	4,518	104
*,^	SecureWorks Corp.
	Class A	11,685	104
*	Aquantia Corp.	9,123	103
*	Evolving Systems Inc.	21,792	102
*	CVD Equipment Corp.	8,553	99
*	Resonant Inc.	11,873	89
*	WidePoint Corp.	132,577	86
	CSP Inc.	5,391	86
*	Streamline Health
	Solutions Inc.	49,593	84
*	NXT-ID Inc.	23,431	82
*,^	Atomera Inc.	18,445	80
*	Aehr Test Systems	29,270	79
	TransAct Technologies
	Inc.	5,489	73
*	PAR Technology Corp.	7,772	73
*	Lantronix Inc.	32,077	65
*	Support.com Inc.	26,681	65
*	SendGrid Inc.	2,649	64
	Network-1 Technologies
	Inc.	25,641	62
*	Radisys Corp.	60,975	61
*	Mastech Digital Inc.	5,931	60
	ClearOne Inc.	5,669	51
*	inTEST Corp.	5,564	48
	RELM Wireless Corp.	13,400	48
*	GSE Systems Inc.	14,521	47
*	NetSol Technologies Inc.	9,891	47
*,^	Neonode Inc.	63,023	47
*	Airgain Inc.	4,820	43
*	Identiv Inc.	12,136	41
*	Intermolecular Inc.	25,996	36
*,^	Everspin Technologies
	Inc.	3,605	27
*	DASAN Zhone Solutions
	Inc.	2,620	24
*	Marin Software Inc.	2,007	22
*	ADDvantage
	Technologies Group Inc.	14,730	22
	QAD Inc. Class B	597	18
*	Westell Technologies
	Inc. Class A	4,583	17
	Pendrell Corp.	26	15
*,^	Tintri Inc.	2,900	15
*,^	Inuvo Inc.	17,600	14
*,^	Netlist Inc.	43,613	13

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Smith Micro Software
	Inc.	3,520	10
*	Rimini Street Inc.	1,064	8
*,2	Gerber Scientific Inc.
	CVR	53,384	6
*	Key Tronic Corp.	850	6
	Communications
	Systems Inc.	1,077	4
*	Determine Inc.	1,693	3
	AstroNova Inc.	201	3
*	CMTSU Liquidation Inc.	161,456	3
*,^	Ominto Inc.	700	2
*	Majesco	343	2
*	ARC Group Worldwide
	Inc.	579	1
*,^	ParkerVision Inc.	1,084	1
*	Sunworks Inc.	300	—
			8,034,000
Telecommunications (1.9%)
	AT&T Inc.	9,712,776	377,633
	Verizon Communications
	Inc.	6,453,432	341,580
*	T-Mobile US Inc.	458,997	29,151
	CenturyLink Inc.	1,518,001	25,320
*	Zayo Group Holdings Inc.	314,383	11,569
*	Sprint Corp.	957,025	5,637
	Telephone & Data
	Systems Inc.	156,459	4,350
*	Vonage Holdings Corp.	321,872	3,273
	Shenandoah
	Telecommunications Co.	73,826	2,495
*	GTT Communications Inc.	49,242	2,312
*	8x8 Inc.	145,668	2,054
*	Straight Path
	Communications Inc.
	Class B	11,104	2,019
*	General Communication
	Inc. Class A	39,125	1,527
*,^	Iridium Communications
	Inc.	125,166	1,477
*	Cincinnati Bell Inc.	69,161	1,442
	Consolidated
	Communications
	Holdings Inc.	109,330	1,333
*	Globalstar Inc.	877,994	1,150
*	ORBCOMM Inc.	104,873	1,068
	ATN International Inc.	18,729	1,035
*	United States Cellular
	Corp.	24,092	907
^	Frontier Communications
	Corp.	124,138	839
*	pdvWireless Inc.	19,665	631
	Windstream Holdings
	Inc.	334,024	618

	Spok Holdings Inc.	39,326	615
*	Alaska Communications
	Systems Group Inc.	131,714	353
	IDT Corp. Class B	32,443	344
*	HC2 Holdings Inc.	54,264	323
*	Intelsat SA	73,247	248
*	Hawaiian Telcom
	Holdco Inc.	6,486	200
*	CPS Technologies Corp.	100	—
			821,503
Utilities (3.0%)
	NextEra Energy Inc.	744,615	116,301
	Duke Energy Corp.	1,107,194	93,126
	Dominion Energy Inc.	1,017,389	82,470
	Southern Co.	1,582,378	76,097
	Exelon Corp.	1,518,763	59,854
	American Electric
	Power Co. Inc.	778,413	57,268
	Sempra Energy	396,738	42,419
	Consolidated Edison Inc.	489,118	41,551
	Public Service
	Enterprise Group Inc.	800,519	41,227
	Xcel Energy Inc.	801,346	38,553
	PG&E Corp.	813,542	36,471
	PPL Corp.	1,087,910	33,671
	WEC Energy Group Inc.	497,867	33,073
	Edison International	514,000	32,505
	ONEOK Inc.	605,763	32,378
	Eversource Energy	499,598	31,565
	DTE Energy Co.	282,273	30,898
	American Water
	Works Co. Inc.	281,644	25,768
	Entergy Corp.	285,208	23,213
	Ameren Corp.	385,532	22,742
	FirstEnergy Corp.	702,825	21,520
	CMS Energy Corp.	444,198	21,011
	CenterPoint Energy Inc.	680,437	19,297
	Alliant Energy Corp.	363,964	15,508
	Pinnacle West Capital
	Corp.	178,291	15,187
	Atmos Energy Corp.	174,397	14,979
	NiSource Inc.	531,209	13,636
	NRG Energy Inc.	477,969	13,613
	UGI Corp.	273,222	12,828
	Westar Energy Inc.
	Class A	227,142	11,993
	AES Corp.	1,042,792	11,293
	Aqua America Inc.	284,125	11,146
	Great Plains Energy Inc.	344,665	11,112
	Vectren Corp.	132,888	8,640
*	Calpine Corp.	570,762	8,636
	SCANA Corp.	214,170	8,520
*	Vistra Energy Corp.	408,909	7,491
	IDACORP Inc.	80,551	7,359

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	National Fuel Gas Co.	127,908	7,023
	WGL Holdings Inc.	80,090	6,875
	Portland General
	Electric Co.	142,347	6,488
	Hawaiian Electric
	Industries Inc.	174,100	6,294
	ONE Gas Inc.	83,869	6,144
	ALLETE Inc.	81,453	6,057
	Southwest Gas
	Holdings Inc.	69,622	5,603
	New Jersey
	Resources Corp.	138,413	5,564
	Spire Inc.	73,413	5,517
	Avista Corp.	103,068	5,307
	PNM Resources Inc.	127,585	5,161
	Black Hills Corp.	85,484	5,138
	Avangrid Inc.	98,823	4,998
	NorthWestern Corp.	77,505	4,627
	Ormat Technologies Inc.	62,228	3,980
	South Jersey Industries
	Inc.	127,268	3,975
	El Paso Electric Co.	64,819	3,588
	MGE Energy Inc.	55,620	3,510
	California Water Service
	Group	77,193	3,501
	American States Water
	Co.	58,797	3,405
	Northwest Natural Gas
	Co.	45,770	2,730
*	Dynegy Inc.	179,229	2,124
	Chesapeake Utilities Corp.	25,269	1,985
	SJW Group	29,272	1,868
	Connecticut Water
	Service Inc.	23,273	1,336
*	Evoqua Water
	Technologies Corp.	42,998	1,019
	Unitil Corp.	20,247	924
	Middlesex Water Co.	22,801	910
*	Sunrun Inc.	122,808	725
	York Water Co.	18,866	640
*	Atlantic Power Corp.	246,025	578
*,^	Cadiz Inc.	39,801	567
*	TerraForm Power Inc.
	Class A	40,733	487
	Artesian Resources Corp.
	Class A	10,544	407
*	AquaVenture Holdings Ltd.	16,546	257
*	Pure Cycle Corp.	27,648	231
	Spark Energy Inc. Class A	17,307	215
	Genie Energy Ltd. Class B	41,816	182
*	Vivint Solar Inc.	40,695	165
*	US Geothermal Inc.	45,031	155
			1,305,179
Total Common Stocks
(Cost $22,691,476)			43,441,724
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[4,5] Vanguard Market
Liquidity Fund,
1.458%	2,077,723	207,793

	Face
	Amount
	($000)
U. S. Government and Agency Obligations (0.0%)
United States Treasury
Bill, 1.101%, 2/22/18	2,000	1,997
6 United States Treasury
Bill, 1.169%, 3/22/18	5,100	5,085
		7,082
Total Temporary Cash Investments
(Cost $214,860)		214,875
Total Investments (100.2%)
(Cost $22,906,336)		43,656,599

		Amount
		($000)
Other Assets and Liabilities (-0.2%)
Other Assets
Investment in Vanguard		2,401
Receivables for Investment Securities Sold 39,415
Receivables for Accrued Income		47,333
Receivables for Capital Shares Issued		57,632
Other Assets		305
Total Other Assets		147,086
Liabilities
Payables for Investment
Securities Purchased		(93,343)
Collateral for Securities on Loan		(132,214)
Payables for Capital Shares Redeemed		(23,035)
Variation Margin Payable—
Futures Contracts		(440)
Payables to Vanguard		(434)
Total Liabilities		(249,466)
Net Assets (100%)		43,554,219

Institutional Total Stock Market Index Fund

At December 31, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	22,696,960
Undistributed Net Investment Income	3,518
Accumulated Net Realized Gains	103,444
Unrealized Appreciation (Depreciation)
Investment Securities	20,750,263
Futures Contracts	34
Net Assets	43,554,219

Institutional Shares—Net Assets
Applicable to 11,635,828 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	691,974
Net Asset Value Per Share—
Institutional Shares	$59.47

Amount
($000)
Institutional Plus Shares—Net Assets
Applicable to 720,702,904 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	42,862,245
Net Asset Value Per Share—
Institutional Plus Shares	$59.47

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers.
The total value of securities on loan is $122,909,000.
1 The fund invests a portion of its cash reserves in equity
markets through the use of index futures contracts. After
giving effect to futures investments, the fund’s effective
common stock and temporary cash investment positions
represent 100.0% and 0.2%, respectively, of net assets.
2 Certain of the fund’s securities are valued using significant unobservable inputs.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate
shown is the 7-day yield.
5 Includes $132,214,000 of collateral received for securities on loan.
6 Securities with a value of $2,931,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2018	474	63,421	(201)
E-mini Russell 2000 Index	March 2018	385	29,578	235
				34

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Operations

Year Ended
December31,2017
($000)
Investment Income
Income
Dividends	757,240
Interest[1]	1,758
Securities Lending—Net	6,090
Total Income	765,088
Expenses
The Vanguard Group—Note B
Investment Advisory Services	303
Management and Administrative—Institutional Shares	260
Management and Administrative—Institutional Plus Shares	7,414
Marketing and Distribution—Institutional Shares	1
Marketing and Distribution—Institutional Plus Shares	34
Custodian Fees	76
Auditing Fees	32
Shareholders’ Reports and Proxy—Institutional Shares	1
Shareholders’ Reports and Proxy—Institutional Plus Shares	102
Total Expenses	8,223
Net Investment Income	756,865
Realized Net Gain (Loss)
Investment Securities Sold[1]	949,689
Futures Contracts	29,914
Realized Net Gain (Loss)	979,603
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	6,028,157
Futures Contracts	1,566
Change in Unrealized Appreciation (Depreciation)	6,029,723
Net Increase (Decrease) in Net Assets Resulting from Operations	7,766,191

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,639,000, ($12,000), and $8,000 respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	756,865	817,046
Realized Net Gain (Loss)	979,603	3,860,027
Change in Unrealized Appreciation (Depreciation)	6,029,723	108,017
Net Increase (Decrease) in Net Assets Resulting from Operations	7,766,191	4,785,090
Distributions
Net Investment Income
Institutional Shares	(12,474)	(21,773)
Institutional Plus Shares	(746,090)	(801,892)
Realized Capital Gain[1]
Institutional Shares	(4,672)	(5,003)
Institutional Plus Shares	(284,436)	(274,217)
Total Distributions	(1,047,672)	(1,102,885)
Capital Share Transactions
Institutional Shares	(84,449)	(733,956)
Institutional Plus Shares	(392,625)	(4,754,242)
Net Increase (Decrease) from Capital Share Transactions	(477,074)	(5,488,198)
Total Increase (Decrease)	6,241,445	(1,805,993)
Net Assets
Beginning of Period	37,312,774	39,118,767
End of Period[2]	43,554,219	37,312,774

1 Includes fiscal 2017 and 2016 short-term gain distributions totaling $45,732,000 and $25,796,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $3,518,000 and $5,162,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$50.34	$45.94	$46.78	$42.32	$32.27
Investment Operations
Net Investment Income	1.013[1]	1.009	1.053[2]	.838	.726
Net Realized and Unrealized Gain (Loss)
on Investments	9.542	4.789	(.847)	4.457	10.051
Total from Investment Operations	10.555	5.798	.206	5.295	10.777
Distributions
Dividends from Net Investment Income	(1.025)	(1.016)	(1.046)	(.835)	(.727)
Distributions from Realized Capital Gains	(.400)	(.382)	—	—	—
Total Distributions	(1.425)	(1.398)	(1.046)	(.835)	(.727)
Net Asset Value, End of Period	$59.47	$50.34	$45.94	$46.78	$42.32

Total Return	21.13%	12.75%	0.45%	12.60%	33.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$692	$664	$1,297	$2,590	$3,290
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to
Average Net Assets	1.85%	2.08%	2.24%[2]	1.90%	1.96%
Portfolio Turnover Rate [3]	7%	8%	9%	5%	9%

1 Calculated based on average shares outstanding.
2 Net investment income per share and the ratio of net investment income to average net assets include $.140 and 0.31%, respectively, resulting from income received from Medtronic plc in January 2015.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$50.35	$45.95	$46.79	$42.32	$32.28
Investment Operations
Net Investment Income	1.028[1]	1.021	1.064[2]	.847	.734
Net Realized and Unrealized Gain (Loss)
on Investments	9.528	4.788	(.846)	4.466	10.041
Total from Investment Operations	10.556	5.809	.218	5.313	10.775
Distributions
Dividends from Net Investment Income	(1.036)	(1.027)	(1.058)	(.843)	(.735)
Distributions from Realized Capital Gains	(.400)	(.382)	—	—	—
Total Distributions	(1.436)	(1.409)	(1.058)	(.843)	(.735)
Net Asset Value, End of Period	$59.47	$50.35	$45.95	$46.79	$42.32

Total Return	21.13%	12.77%	0.48%	12.64%	33.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$42,862	$36,648	$37,822	$38,903	$33,201
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to
Average Net Assets	1.87%	2.10%	2.26%[2]	1.92%	1.98%
Portfolio Turnover Rate [3]	7%	8%	9%	5%	9%

1 Calculated based on average shares outstanding.

2 Net investment income per share and the ratio of net investment income to average net assets include $.140 and 0.31%, respectively, resulting from income received from Medtronic plc in January 2015.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Institutional Total Stock Market Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2017, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Institutional Total Stock Market Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees, subject to the services agreements discussed in Note B. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. Prior to November 15, 2017, in accordance with the terms of a services agreement, Vanguard provided to the fund investment advisory, corporate management, administrative, marketing, and distribution services and paid for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund (or, with respect to shareholder services, the average net assets of each class of shares).

On November 15, 2017, shareholders of the fund approved and adopted the Funds’ Service Agreement under which all other publicly offered Vanguard U.S. mutual funds operate (the “FSA”). In accordance with the terms of the FSA between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2017, the fund had contributed to Vanguard capital in the amount of $2,401,000, representing 0.01% of the fund’s net assets and 0.96% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

Institutional Total Stock Market Index Fund

The following table summarizes the market value of the fund’s investments as of December 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	43,440,591	2	1,131
Temporary Cash Investments	207,793	7,082	—
Futures Contracts—Liabilities[1]	(440)	—	—
Total	43,647,944	7,084	1,131
1 Represents variation margin on the last day of the reporting period.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2017, the fund realized $542,698,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $68,601,000 from accumulated net realized gains to paid-in capital.

For tax purposes, at December 31, 2017, the fund had $22,931,000 of ordinary income and $85,148,000 of long-term capital gains available for distribution.

At December 31, 2017, the cost of investment securities for tax purposes was $22,907,419,000. Net unrealized appreciation of investment securities for tax purposes was $20,749,180,000, consisting of unrealized gains of $21,715,990,000 on securities that had risen in value since their purchase and $966,810,000 in unrealized losses on securities that had fallen in value since their purchase.

Institutional Total Stock Market Index Fund

E. During the year ended December 31, 2017, the fund purchased $2,957,065,000 of investment securities and sold $3,584,382,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $860,379,000 respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	128,257	2,467	293,621	6,425
Issued in Lieu of Cash Distributions	13,340	236	22,494	470
Redeemed	(226,046)	(4,266)	(1,050,071)	(21,925)
Net Increase (Decrease)—Institutional Shares	(84,449)	(1,563)	(733,956)	(15,030)
Institutional Plus Shares
Issued	9,103,161	166,101	3,716,206	80,225
Issued in Lieu of Cash Distributions	966,158	17,039	996,994	20,508
Redeemed	(10,461,944)	(190,374)	(9,467,442)	(195,981)
Net Increase (Decrease)—
Institutional Plus Shares	(392,625)	(7,234)	(4,754,242)	(95,248)

G. Management has determined that no material events or transactions occurred subsequent to December 31, 2017, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Institutional Index Funds and Shareholders of Vanguard Institutional Total Stock Market Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of Vanguard Institutional Total Stock Market Index Fund (one of the funds constituting Vanguard Institutional Index Funds, referred to hereafter as the “Fund”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 14, 2018

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2017 tax information (unaudited) for Vanguard Institutional Total Stock Market
Index Fund

This information for the fiscal year ended December 31, 2017, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $303,682,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

The fund distributed $712,823,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 83.6% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Total Stock Market Index Fund	6/30/2017	12/31/2017	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,111.69	$0.21
Institutional Plus Shares	1,000.00	1,111.80	0.11
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,025.00	$0.20
Institutional Plus Shares	1,000.00	1,025.10	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.04% for Institutional Shares and 0.02% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Institutional Total Stock Market Index: Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 8, 2005; MSCI US Broad Market Index through January 14, 2013; CRSP US Total Market Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 201 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Chief Executive Officer and Director of The Vanguard Group and President and Chief Executive Officer of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; President of The Vanguard Group (2008–2017); Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services);

Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Christine M. Buchanan

Born 1970. Treasurer Since November 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Global Head of Vanguard Fund Administration at The Vanguard Group; Partner at KPMG LLP (2005–2017).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group

and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Finance Director Since November 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Director of Vanguard Marketing Corporation; Treasurer of each of the investment companies served by The Vanguard Group (February 2017–November 2017); Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team

Mortimer J. Buckley	Chris D. McIsaac
Gregory Davis	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Karin A. Risi
John T. Marcante

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	Source for Bloomberg Barclays indexes: Bloomberg
Direct Investor Account Services > 800-662-2739	Index Services Limited. Copyright 2017, Bloomberg. All
rights reserved.
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q8710 022018

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Rajiv L. Gupta, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2017: $64,000

Fiscal Year Ended December 31, 2016: $72,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2017: $8,424,459

Fiscal Year Ended December 31, 2016: $9,629,849

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2017: $3,194,093

Fiscal Year Ended December 31, 2016: $2,717,627

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended December 31, 2017: $274,313

Fiscal Year Ended December 31, 2016: $254,050

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended December 31, 2017: $0

Fiscal Year Ended December 31, 2016: $214,225

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2017: $274,313

Fiscal Year Ended December 31, 2016: $468,275

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS
BY:	/s/ MORTIMER J. BUCKLEY* MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Date: February 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS
BY:	/s/ MORTIMER J. BUCKLEY * MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Date: February 20, 2018

VANGUARD INSTITUTIONAL INDEX FUNDS
BY:	/s/ THOMAS J. HIGGINS* THOMAS J. HIGGINS CHIEF FINANCIAL OFFICER

Date: February 20, 2018

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.